As filed with the Securities and Exchange Commission on April 29, 2026

Registration No. 333-05265 and 811-07655

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.149 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.152 [X]

DRIEHAUS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

25 East Erie Street

Chicago, Illinois 60611

(Address of Principal Executive Offices, including Zip Code)

(312) 587-3800

(Registrant’s Telephone Number, including Area Code)

Janet L. McWilliams, Esq.

Driehaus Capital Management LLC

25 East Erie Steet

Chicago, Illinois 60611

(Name and Address of Agent for Service)

Copy to:

Renee M. Hardt, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)
[ ]	on (date) pursuant to paragraph (a)
[ ]	75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
dated April 30, 2026

DRIEHAUS

MUTUAL FUNDS

Driehaus Emerging Markets Small Cap Growth Fund DRESX

Driehaus Global Fund DMAGX

Driehaus International Small Cap Growth Fund DRIOX

Driehaus International Developed Equity Fund DIDEX

Driehaus Micro Cap Growth Fund DMCRX

Driehaus Small/Mid Cap Growth Fund DSMDX

The Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summaries
Driehaus Emerging Markets Growth Fund	1
Driehaus Emerging Markets Small Cap Growth Fund	6
Driehaus Global Fund	11
Driehaus International Small Cap Growth Fund	16
Driehaus International Developed Equity Fund	21
Driehaus Micro Cap Growth Fund	26
Driehaus Small Cap Growth Fund	30
Driehaus Small/Mid Cap Growth Fund	35
Additional Information About the Funds	39
Investment Adviser	39
Fund Distributions	39
Investment Objectives and Principal Investment Strategies	39
Principal Risks	46
Other Investment Strategies and Risks	51
Management of the Funds	53
Shareholder Information	58
Net Asset Value	58
Available Share Classes	59
Opening an Account	59
How to Purchase Shares	60
Financial Intermediaries and Shareholder Servicing	61
General Purchase Information	62
How to Redeem Shares	63
General Redemption Information	64
Policies and Procedures Regarding Frequent Purchases and Redemptions	65
Shareholder Services and Policies	66
Dividend Policies	67
Distributions and Taxes	67
Financial Highlights	70
For More Information	Back Cover

Driehaus Emerging Markets Growth Fund Investor Shares: DREGX Institutional Shares: DIEMX

Investment Objective

Driehaus Emerging Markets Growth Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Investor Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None	None
Maximum Deferred Sales Charge	None	None
Maximum Sales Charge Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%	0.80%
Other Expenses	0.34%	0.10%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses*	1.15%	0.91%

*

Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” section of the Fund’s prospectus, which does not include Acquired Fund Fees and Expenses.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$117	$365	$633	$1,398
Institutional Shares	$93	$290	$504	$1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers, and under normal market conditions, invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in emerging markets companies. Emerging market companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund generally defines an “emerging market” as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any other country or market with similar emerging characteristics. The Fund may invest in companies with limited or no operating histories. The Fund frequently and actively trades its portfolio securities.

Investment decisions for the Fund’s growth style of investing, for those companies with operating histories, are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that a company possesses the ability to undergo an incrementally positive change in growth and earnings trajectories. These decisions involve evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The evaluation of behavioral and macro factors represents significant aspects of the investment adviser’s philosophy and are integrated into the investment adviser’s bottom-up analysis on individual securities. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The following risks may be associated with investments in foreign securities: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; U.S. and foreign government actions, such as the imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging markets risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Emerging Markets Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Allocation Risk. The Fund’s overall risk level will depend on the companies, countries, regions, markets, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, region, asset class, industry, market or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, country, region, market, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has or is expected to have significant exposure to China as well as the far east region in general. Many countries in this region are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many far east countries are subject to social and labor risks associated with demands for improved political, economic, and social conditions. The far east region, and particularly China, Taiwan and South Korea, may be adversely affected by political, military, economic and other factors related to regional geopolitical tensions. Expropriation, nationalization, confiscatory taxation, political, economic or social instability, environmental issues or other developments could adversely affect and significantly diminish the value of the Chinese companies in which the Fund invests. Any such disruptions may lead to substantial declines in the value of some or all of the Fund’s investments.

The Fund has or is expected to have significant exposure to the financials sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Changes in interest rates can have a disproportionate effect on the financials sector, and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. The Fund is also expected to have significant exposure to the information technology sector. Technology companies may be subject to abrupt market movements, short product cycles, changing consumer preferences, aggressive pricing of products and services, a limited qualified workforce, new market entrants and intellectual property disputes.

Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Depositary Receipts Risk. The Fund may invest in foreign securities in the form of depositary receipts which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). Investment in Depositary Receipts does not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk. To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. In the case of an unsponsored Depositary Receipt, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored Depositary Receipt. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Performance

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Annual Returns for the years ended December 31

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 22.42% (quarter ended 6/30/20) and the lowest return for a quarter was -21.15% (quarter ended 3/31/20).

Average Annual Total Returns

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance as well as an additional index with characteristics relevant to the Fund. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

After-tax returns are shown only for Investor Shares and after-tax returns for Institutional Shares will vary from Investor Shares. For periods prior to the inception of the Institutional Share class on July 17, 2017, the performance shown for the Institutional Shares is based on the historical performance of the Fund’s Investor Shares. Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio and would differ only to the extent that the shares do not have the same expenses.

Average Annual Total Returns as of December 31, 2025	1 Year	5 Years	10 Years
Driehaus Emerging Markets Growth Fund – Investor Shares
Return Before Taxes	29.92%	3.35%	9.05%
Return After Taxes on Distributions	29.28%	2.21%	8.22%
Return After Taxes on Distributions and Sale of Fund Shares	17.96%	2.29%	7.19%
Driehaus Emerging Markets Growth Fund – Institutional Shares
Return Before Taxes	30.22%	3.59%	9.25%
MSCI Emerging Markets Index – Net (reflects no deduction for fees, expenses or taxes)	33.57%	4.20%	8.42%
MSCI Emerging Markets Growth Index – Net* (reflects no deduction for fees, expenses or taxes)	34.30%	1.77%	8.76%

*	The additional index shows how the Fund’s performance compares with the returns of an index with a growth bias.

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Howard Schwab, Portfolio Manager of DCM Co-Lead Portfolio Manager of the Fund since 11/25 (Lead Portfolio Manager of the Fund from 8/07-11/25)	Richard Thies, Portfolio Manager of DCM Co-Lead Portfolio Manager of the Fund since 11/25 (Portfolio Manager of the Fund from 5/16-11/25 and Assistant Portfolio Manager of the Fund from 5/14-4/16)	Chad Cleaver, Portfolio Manager of DCM Portfolio Manager of the Fund since 5/12 (Assistant Portfolio Manager of the Fund from 5/08-4/12)

Purchase and Sale of Fund Shares

	Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
Investor Shares	$10,000	$2,000	$2,000	$500	$100	$300
Institutional Shares	$500,000	None	$500,000	None	N/A	N/A

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains (or a combination of both), unless you are a tax-exempt entity or are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you are investing through a tax-advantaged arrangement, assets held through such arrangement may be taxable upon withdrawal from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services, including recordkeeping, administrative and other sub-transfer agency services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Driehaus Emerging Markets Small Cap Growth Fund Ticker: DRESX

Investment Objective

Driehaus Emerging Markets Small Cap Growth Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.10%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.31%
Expense Reimbursement*	(0.06)%
Total Annual Fund Operating Expenses After Expense Reimbursement**	1.25%

*

The Fund’s investment adviser has contractually agreed to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales and other investment-related costs, acquired fund fees and expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.24% of average daily net assets until the earlier of the termination of the investment advisory agreement by the Board of Trustees or the Fund’s shareholders, or April 30, 2027. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement was made, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver as well as the existing operating expense cap. Because of this agreement, the Fund may pay the investment adviser less than the contractual management fee.

**

Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” section of the Fund’s prospectus, which does not include Acquired Fund Fees and Expenses.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Expense Reimbursement shown in the Annual Fund Operating Expenses table is reflected for the first year in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$409	$712	$1,574

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers. Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in small capitalization emerging markets companies. For purposes of the Fund, the investment adviser considers a company to be a small capitalization company if it is within the same market capitalization range at the time of investment as those included in the MSCI Emerging Markets Small Cap Index. For the avoidance of doubt, while the reference index is “float-adjusted,” meaning it excludes closely held and other shares unavailable to investors, the investment adviser does not consider a float-adjustment when determining the market capitalization of a company. As of March 31, 2026, approximately 95% of the MSCI Emerging Markets Small Cap Index consisted of companies with a market capitalization of less than $8 billion. The market capitalizations of companies included in the MSCI Emerging Markets Small Cap Index will change with market conditions.

Emerging markets companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries. The Fund generally defines an “emerging market” as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any other country or market with similar emerging characteristics. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund may invest in companies with limited or no operating histories. The Fund frequently and actively trades its portfolio securities.

Investment decisions for the Fund’s growth style of investing, for those companies with operating histories, are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that a company possesses the ability to undergo an incrementally positive change in growth and earnings trajectories. These decisions involve evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The evaluation of behavioral and macro factors represents significant aspects of the investment adviser’s philosophy and are integrated into the investment adviser’s bottom-up analysis on individual securities. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The following risks may be associated with investments in foreign securities: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; U.S. and foreign government actions, such as the imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging markets risk such as limited trading volume, illiquidity, expropriation, devaluation or other adverse political or social developments. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Emerging Markets Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Allocation Risk. The Fund’s overall risk level will depend on the companies, countries, regions, markets, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, region, asset class, industry, market or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, country, region, market, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has or is expected to have significant exposure to India as well as the far east region in general. Many countries in this region are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many far east countries are subject to social and labor risks associated with demands for improved political, economic, and social conditions. The far east region may be adversely affected by political, military, economic and other factors related to regional geopolitical tensions. Expropriation, nationalization, confiscatory taxation, political, economic or social instability, environmental issues or other developments could adversely affect and significantly diminish the value of the companies in which the Fund invests. The potential for loss and unequal treatment of investors in Indian companies is increased due to many Indian companies being founder and/or family-controlled, which can result in less transparency and weaker corporate governance. Issues with bureaucratic obstacles, inconsistent economic and tax reform and corruption within the Indian government may adversely affect market conditions in the country.

Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Depositary Receipts Risk. The Fund may invest in foreign securities in the form of depositary receipts which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). Investment in Depositary Receipts does not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk. To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. In the case of an unsponsored Depositary Receipt, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored Depositary Receipt. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Performance

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Annual Returns for the years ended December 31

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 32.14% (quarter ended 6/30/20) and the lowest return for a quarter was -22.32% (quarter ended 3/31/20).

Average Annual Total Returns

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance as well as additional indices with characteristics relevant to the Fund. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns as of December 31, 2025	1 Year	5 Years	10 Years
Driehaus Emerging Markets Small Cap Growth Fund
Return Before Taxes	24.06%	7.51%	8.87%
Return After Taxes on Distributions	23.06%	7.22%	8.69%
Return After Taxes on Distributions and Sale of Fund Shares	14.37%	5.80%	7.21%
MSCI Emerging Markets Index Net (reflects no deduction for fees, expenses or taxes)	33.57%	4.20%	8.42%
MSCI Emerging Markets Small Cap Index – Net* (reflects no deduction for fees, expenses or taxes)	18.58%	8.43%	8.31%
MSCI Emerging Markets Small Cap Growth Index – Net** (reflects no deduction for fees, expenses or taxes)	18.28%	7.15%	7.15%

*	The additional index shows how the Fund’s performance compares with the returns of an index with characteristics relevant to the Fund.

**	The additional index shows how the Fund’s performance compares with the returns of an index with a growth bias.

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Chad Cleaver, Portfolio Manager of DCM Lead Portfolio Manager of the Fund since 8/11	Howard Schwab, Portfolio Manager of DCM Portfolio Manager of the Fund since 8/11	Richard Thies, Portfolio Manager of DCM Portfolio Manager of the Fund since 5/16

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains (or a combination of both), unless you are a tax-exempt entity or are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you are investing through a tax-advantaged arrangement, assets held through such arrangement may be taxable upon withdrawal from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of Fund shares and/or related services, including recordkeeping, administrative and other sub-transfer agency services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Driehaus Global Fund Ticker: DMAGX

Investment Objective

Driehaus Global Fund (the “Fund”) seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.85%
Expense Reimbursement*	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement**	0.76%

*

The Fund’s investment adviser has contractually agreed to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.75% of average daily net assets until the earlier of the termination of the investment advisory agreement by the Board of Trustees or the Fund’s shareholders, or April 30, 2027. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement is made, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver / expense reimbursement as well as the current operating expense cap. Because of this agreement, the Fund may pay the investment adviser less than the contractual management fee.

**

Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” section of the Fund’s prospectus, which does not include Acquired Fund Fees and Expenses.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table is reflected for the first year in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$78	$262	$463	$1,041

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategy

The Fund, using a growth style of investment, opportunistically invests in equity securities, including common stocks and sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) of issuers located throughout the world, including the United States (U.S.), and in both developed and emerging markets.

The Fund is not constrained based on the country, region, or market capitalization and its assets may at times be concentrated in a particular country, segment of the economy, region or issuer. The composition and asset allocation of the Fund’s investment portfolio will vary over time. The Fund may invest in issuers across all market capitalizations as well as in issuers with limited or no operating histories. Notwithstanding the above, under normal circumstances, the Fund will have exposure to issuers organized, domiciled, or headquartered in at least three different countries (other than its exposure to U.S. issuers). The Fund’s sector and geographic diversification will also vary based on the investment adviser’s evaluation of current economic, political and market factors.

Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that a company possesses the ability to undergo an incrementally positive change in growth and earnings trajectories. In managing the Fund, the investment adviser uses an investment approach that integrates a top-down (focusing on the economy and market trends) analysis of the overall economy and a bottom-up (focusing on individual stocks) analysis of individual securities. From a top-down perspective, the investment adviser looks at the relative value of securities to identify assets to include in the Fund’s portfolio. Bottom-up analysis involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics in order to identify companies with more attractive earnings growth on a prospective basis. The investment adviser’s decision to buy or sell a security is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who can accept the risks involved in equity investing. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Growth Stock Risk. Growth Stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Large Capitalization Company Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Foreign Securities and Currencies Risk. The following risks may be associated with investments in foreign securities: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; U.S. and foreign government actions, such as imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging markets risk such as limited trading volume, illiquidity, expropriation, devaluation or other adverse political or social developments. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Emerging Markets Risk. The Fund invests in and is otherwise exposed to emerging markets and therefore the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Allocation Risk. The Fund’s overall risk level will depend on the companies, countries, regions, markets, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, region, asset class, industry, market or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, country, region, market, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has significant exposure to North America as well as to Europe and may be vulnerable to risks specific to those regions. Adverse economic, political or social developments in Europe, or in a particular European country, could have a negative effect on the value of the Fund’s portfolio. Many European countries are members of the European Union and, as members, such countries share a common currency and certain fiscal policies. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund invests. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments including the implementation of tariffs by the U.S., and the renegotiation of NAFTA in the form of the United States-Mexico-Canada Agreement (“USMCA”), which replaced NAFTA on July 1, 2020, could negatively affect North America’s economic outlook and, as a result, the value of securities held by the Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by the Fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

Manager Risk. How the investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Depositary Receipts Risk. The Fund may invest in foreign securities in the form of depositary receipts which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). Investment in Depositary Receipts does not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk. To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. In the case of an unsponsored Depositary Receipt, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored Depositary Receipt. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Shareholder Concentration Risk. A relatively large percentage of the Fund’s shares may be held by related shareholders. A large redemption by one or more such shareholders may have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the recognition of capital gains and increase the Fund’s transaction costs.

Small- and Medium-Sized Company Risk. The Fund may invest in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Performance

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. Performance information prior to April 30, 2023, reflects time periods when the Fund (i) had an investment policy to invest at least 80% of its net assets in emerging markets securities and (ii) had an investment objective of maximizing total return. The Fund’s investment policies and strategies changed on April 30, 2023. The following bar chart shows how the performance of the Fund has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Annual Returns for the years ended December 31

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 23.93% (quarter ended 6/30/20) and the lowest return for a quarter was -18.09% (quarter ended 3/31/20).

Average Annual Total Returns

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns as of December 31, 2025	1 Year	5 Year	Since Inception April 10, 2017- December 31, 2025)
Driehaus Global Fund
Return Before Taxes	22.59%	8.36%	11.00%
Return After Taxes on Distributions	18.19%	6.51%	9.52%
Return After Taxes on Distributions and Sale of Fund Shares	15.13%	6.04%	8.49%
MSCI ACWI Index Net (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.74%

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Richard Thies Portfolio Manager of DCM Lead Portfolio Manager of the Fund since 4/17	Howard Schwab Portfolio Manager of DCM Portfolio Manager of the Fund since 4/17	Thomas Ansen-Wilson Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 4/23

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains (or a combination of both), unless you are a tax-exempt entity or are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you are investing through a tax-advantaged arrangement, assets held through such arrangement may be taxable upon withdrawal from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services, including recordkeeping, administrative and other sub-transfer agency services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Driehaus International Small Cap Growth Fund Ticker: DRIOX

Investment Objective

Driehaus International Small Cap Growth Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	1.14%

*

Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” section of the Fund’s prospectus, which does not include Acquired Fund Fees and Expenses.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers, and under normal market conditions, invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of non-U.S. small capitalization companies. The investment adviser considers non-U.S. small capitalization companies to be companies located in the same countries and within the same market capitalization range at the time of investment as those included in the MSCI All Country World ex USA Small Cap Growth Index. For the avoidance of doubt, while the reference index is “float-adjusted,” meaning it excludes closely held and other shares unavailable to investors, the investment adviser does not consider a float-adjustment when determining the market capitalization of a company. As of March 31, 2026, approximately 92% of the MSCI All Country World ex USA Small Cap Growth Index consisted of companies with a market capitalization of less than $9 billion. The market capitalizations of companies included in the MSCI All Country World ex USA Small Cap Growth Index will change with market conditions. The

Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have sizeable positions in either developed countries or emerging markets. In addition, while the Fund will invest primarily in the equity securities of non-U.S. companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of U.S. companies. The Fund may invest in companies with limited or no operating histories. The Fund may frequently and actively trade its portfolio securities.

The Fund generally defines an “emerging market” as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any other country or market with similar emerging characteristics. The amount of the Fund’s assets invested in emerging markets will vary over time and could be substantial. The Fund is not limited to a specific percentage of assets that may be invested in a single emerging market country, although at all times the Fund must be invested in at least three countries (not limited to emerging markets countries).

Investment decisions for the Fund’s growth style of investing, for those companies with operating histories, are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. These decisions involve evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The following risks may be associated with investments in foreign securities: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets, U.S. and foreign government actions, such as the imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging markets risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Small-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Emerging Markets Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Allocation Risk. The Fund’s overall risk level will depend on the companies, countries, regions, markets, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, region, asset class, industry, market or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, country, region, market, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has significant exposure to the far east region as well as to Europe and may be vulnerable to risks specific to those regions. Many countries in the far east region are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many far east countries are subject to social and labor risks associated with demands for improved political, economic, and social conditions. The far east region may be adversely affected by political, military, economic and other factors related to regional geopolitical tensions. Expropriation, nationalization, confiscatory taxation, political, economic or social instability, environmental issues or other developments could also adversely affect and significantly diminish the value of such companies in which the Fund invests. Adverse economic, political or social developments in Europe, or in a particular European country, could have a negative effect on the value of the Fund’s portfolio. Many European countries are members of the European Union and, as members, such countries share a common currency and certain fiscal policies.

Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Depositary Receipts Risk. The Fund may invest in foreign securities in the form of depositary receipts which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). Investment in Depositary Receipts does not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk. To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. In the case of an unsponsored Depositary Receipt, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored Depositary Receipt. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Performance

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Annual Returns for the years ended December 31

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 27.52% (quarter ended 6/30/20) and the lowest return for a quarter was -25.38% (quarter ended 3/31/20).

Average Annual Total Returns

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance as well as an additional index with characteristics relevant to the Fund. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns as of December 31, 2025	1 Year	5 Years	10 Years
Driehaus International Small Cap Growth Fund
Return Before Taxes	28.92%	4.83%	8.97%
Return After Taxes on Distributions	28.59%	2.87%	6.83%
Return After Taxes on Distributions and Sale of Fund Shares	17.35%	3.13%	6.52%
MSCI All Country World ex USA Index – Net (reflects no deduction for fees, expenses or taxes)	32.38%	7.91%	8.41%
MSCI All Country World ex USA Small Cap Growth Index – Net* (reflects no deduction for fees, expenses or taxes)	26.16%	4.12%	7.46%

*	The additional index shows how the Fund’s performance compares with the returns of an index with characteristics relevant to the Fund.

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Daniel Burr, Portfolio Manager of DCM Portfolio Manager of the Fund since 5/14	David Mouser, Portfolio Manager of DCM Portfolio Manager of the Fund since 9/07, until 7/26*	Andrew Srichandra, Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 1/23
Arthur Bidwill, Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 4/26*

*

Effective April 30, 2026, Arthur Bidwill is named as an assistant portfolio manager of the Fund. Effective July 1, 2026, David Mouser will retire from his position as portfolio manager of the Fund. Mr. Mouser will remain employed by Driehaus Capital Management LLC, the Fund’s investment adviser, in the capacity of International Small Cap Growth Strategic Advisor to the Fund until March 31, 2027.

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains (or a combination of both), unless you are a tax-exempt entity or are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you are investing through a tax-advantaged arrangement, assets held through such arrangement may be taxable upon withdrawal from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of Fund shares and/or related services, including recordkeeping, administrative and other sub-transfer agency services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Driehaus International Developed Equity Fund Ticker: DIDEX

Investment Objective

Driehaus International Developed Equity Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Other Expenses	3.15%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	3.86%
Expense Reimbursement*	(3.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement**	0.81%

*

The Fund’s investment adviser has entered into a contractually agreed to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related expenses, acquired Fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.80% of average daily net assets until the earlier of the termination of the investment advisory agreement, by the Board of the Trustees of the Fund’s shareholders, or April 30, 2027. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years from the date on which the waiver or reimbursement was made, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the wavier/expense reimbursement as well as the current operating expense cap. Because of this agreement, the Fund may pay the Adviser less than the contractual management fee.

**

The Annual Fund Operating Expenses in the table above do not correlate to the ration of expenses to average net assets shown in the “Financial Highlights“ section of the Fund’s prospectus, which does not include Acquired Fund Fees and Expenses.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$83	$896	$1,728	$3,893

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities issued by non-U.S. developed market companies of all market-capitalizations.

The Fund will invest in equity securities, including common stock and depositary receipts, of companies located in non-U.S. developed market countries. The Fund’s investment adviser considers a company to be a developed market company if such company is organized under the laws of, if its principal offices are in, its securities are principally traded in, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets in, a developed market country defined by the MSCI World ex USA Growth Index. From time to time, the Fund may invest a significant portion of its assets in the securities of companies domiciled in one or a few countries or regions. The Fund may invest in companies of any size, but its focus will typically be in large-capitalization companies. The Fund may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the United States. While the Fund will invest primarily in the equity securities of non-U.S. developed market countries, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of U.S. companies and/or non-developed market securities.

In managing the Fund, the investment adviser uses an investment approach that integrates top-down (focusing on the economy and market trends) analysis of the overall economy and bottom-up (focusing on individual stocks) analysis of individual securities. From a top-down perspective, the investment adviser looks at the relative value of securities to identify assets to include in the Fund’s portfolio. Bottom-up analysis involves evaluating fundamental factors, including a company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics in order to identify companies with more attractive earnings growth on a prospective basis. The investment adviser’s decision to buy or sell a security is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Foreign Securities and Currencies Risk. The following risks may be associated with investments in foreign securities: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets, U.S. and foreign government actions, such as the imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; and imposition of foreign withholding and other taxes. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Allocation Risk. The Fund’s overall risk level will depend on the companies, countries, regions, markets, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, region, asset class, industry, market or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, country, region, market, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has significant exposure to the far east region as well as to Europe and may be vulnerable to risks specific to those regions. Many countries in the far east region are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many far east countries are subject to social and labor risks associated with demands for improved political, economic, and social conditions. The far east region may be adversely affected by political, military, economic and other factors related to regional geopolitical tensions. Expropriation, nationalization, confiscatory taxation, political, economic or social instability, environmental issues or other developments could also adversely affect and significantly diminish the value of the such companies in which the Fund invests. Adverse economic, political or social developments in Europe, or in a particular European country, could have a negative effect on the value of the Fund’s portfolio. Many European countries are members of the European Union and, as members, such countries share a common currency and certain fiscal policies.

Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Depositary Receipts Risk. The Fund may invest in foreign securities in the form of depositary receipts which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). Investment in Depositary Receipts does not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk. To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. In the case of an unsponsored Depositary Receipt, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored Depositary Receipt. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

Large Capitalization Company Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Small- and Medium-Sized Company Risk. The Fund may invest in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Shareholder Concentration Risk. A relatively large percentage of the Fund’s shares may be held by related shareholders. A large redemption by one or more such shareholders may have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the recognition of capital gains and increase the Fund’s transaction costs.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

Performance

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Annual Returns for the years ended December 31

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 16.27% (quarter ended 6/30/25) and the lowest return for a quarter was 1.15% (quarter ended 9/30/25).

Average Annual Total Returns

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance as well as an additional index with characteristics relevant to the Fund. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns as of December 31, 2025	1 Year	Since Inception (April 30, 2024 - December 31, 2025)
Driehaus International Developed Equity Fund
Return Before Taxes	25.60%	14.26%
Return After Taxes on Distributions	25.10%	13.94%
Return After Taxes on Distributions and Sale of Fund Shares	15.50%	10.97%
MSCI World ex USA Index - Net (reflects no deduction for fees, expenses or taxes)	31.85%	19.30%
MSCI World ex USA Growth Index – Net* (reflects no deduction for fees, expenses or taxes)	21.94%	12.67%

*	The additional index shows how the Fund’s performance compares with the returns of an index with characteristics relevant to the Fund.

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Daniel Burr, Portfolio Manager of DCM Portfolio Manager of the Fund since 4/24	Arthur Bidwill, Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 4/24

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains (or a combination of both), unless you are a tax-exempt entity or are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you are investing through a tax-advantaged arrangement, assets held through such arrangement may be taxable upon withdrawal from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of Fund shares and/or related services, including recordkeeping, administrative and other sub-transfer agency services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Driehaus Micro Cap Growth Fund Ticker: DMCRX

Investment Objective

Driehaus Micro Cap Growth Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.34%

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$136	$425	$734	$1,613

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. micro-capitalization (“micro-cap”) companies. For purposes of the Fund, the investment adviser considers a company to be a micro-cap company if it is within the same market capitalization range at the time of investment as those included in the Russell Microcap® Growth Index. For the avoidance of doubt, while the reference index is “float-adjusted,” meaning it excludes closely held and other shares unavailable to investors, the investment adviser does not consider a float-adjustment when determining the market capitalization of a company. As of March 31, 2026, approximately 87% of the Russell Microcap® Growth Index consisted of companies with a market capitalization of less than $4 billion. The market capitalizations of companies included in the Russell Microcap® Growth Index will change with market conditions. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. micro-cap companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. (such as American Depositary Receipts (“ADRs”) or substantially similar instruments that are based on foreign securities) or in securities of companies above the capitalization range of the Russell Microcap® Growth Index. The Fund may invest in companies with limited or no operating histories. The Fund frequently and actively trades its portfolio securities.

Investment decisions for the Fund’s growth style of investing are based on the belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. These decisions involve evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. The decision is also informed by the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. The Fund sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in equity investing. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Small-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of small-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Micro-Cap Company Risk. The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some U.S. micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the investment adviser’s estimate of the company’s current worth, also involve increased risk.

Allocation Risk. The Fund’s overall risk level will depend on the companies, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, asset class, industry or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has significant exposure to the health care sector. Health care companies may be negatively impacted by scientific or technological developments, research and development costs, increased competition, rapid product obsolescence and patent expirations. The Fund also has significant exposure to the industrial sector. Industrial companies may be adversely impacted by negative or abrupt changes in economic growth, changes in end market or sub-industry conditions, product cycles, inventories, pricing, and earnings. The Fund is also expected to have significant exposure to the information technology sector. Technology companies may be subject to abrupt market movements, short product cycles, changing consumer preferences, aggressive pricing of products and services, a limited qualified workforce, new market entrants and intellectual property disputes.

Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) represent ownership of securities in foreign companies and are held in banks and trust companies. ADRs are traded on U.S. exchanges and are U.S. dollar denominated. ADRs are subject to the risks inherent in investing in issuers of foreign securities, which included market, political, currency and regulatory risks.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Performance

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Annual Returns for the years ended December 31

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 54.83% (quarter ended 6/30/20) and the lowest return for a quarter was -24.09% (quarter ended 3/31/20).

Average Annual Total Returns

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance, as well as an additional index with characteristics relevant to the Fund. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns as of December 31, 2025	1 Year	5 Years	10 Years
Driehaus Micro Cap Growth Fund
Return Before Taxes	30.88%	9.57%	19.56%
Return After Taxes on Distributions	26.93%	5.81%	15.46%
Return After Taxes on Distributions and Sale of Fund Shares	20.78%	6.33%	14.92%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell Microcap® Growth Index* (reflects no deduction for fees, expenses or taxes)	21.84%	2.81%	7.82%

*	The additional index shows how the Fund’s performance compares with the returns of an index with characteristics relevant to the Fund.

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Jeffrey James, Portfolio Manager of DCM Lead Portfolio Manager of the Fund since 1/20 (Portfolio Manager of the Fund from 11/13 – 1/20)	Michael Buck, Portfolio Manager of DCM Portfolio Manager of the Fund since 1/20 (Assistant Portfolio Manager of the Fund from 11/13 – 1/20)	Prakash Vijayan, Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 1/20

Purchase and Sale of Fund Shares

The Fund is generally closed to new investors. For additional information, please see “Shareholder Information — General Purchase Information.” The following is applicable to eligible investors:

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains (or a combination of both), unless you are a tax-exempt entity or are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you are investing through a tax-advantaged arrangement, assets held through such arrangement may be taxable upon withdrawal from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of Fund shares and/or related services, including recordkeeping, administrative and other sub-transfer agency services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Driehaus Small Cap Growth Fund Investor Shares: DVSMX Institutional Shares: DNSMX

Investment Objective

Driehaus Small Cap Growth Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Investor Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None	None
Maximum Deferred Sales Charge	None	None
Maximum Sales Charge Imposed on Reinvested Dividends	None	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%
Other Expenses	0.33%	0.09%
Total Annual Fund Operating Expenses	0.93%	0.69%

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$95	$296	$515	$1,143
Institutional Shares	$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. small-capitalization (“small-cap”) companies. For purposes of the Fund, the investment adviser considers a company to be a small cap company if it is within the same market capitalization range at the time of investment as those included in the Russell 2000® Growth Index. For the avoidance of doubt, while the reference index is “float-adjusted,” meaning it excludes closely held and other shares unavailable to investors, the investment adviser does not consider a float-adjustment when determining the market capitalization of a company. As of March 31, 2026, approximately 86% of the Russell 2000® Growth Index consisted of companies with a market capitalization of less than $10 billion. The market capitalizations of companies included in the Russell 2000® Growth Index will change with market conditions. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. small-cap companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. (such as American Depositary Receipts (“ADRs”) or substantially similar instruments that are based on foreign securities) or in securities of companies above the capitalization range of the Russell 2000® Growth Index. The Fund may invest in companies with limited or no operating histories. The Fund frequently and actively trades its portfolio securities.

Investment decisions for the Fund’s growth style of investing are based on the belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. These decisions involve evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. The decision is also informed by the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. The Fund sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in equity securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Allocation Risk. The Fund’s overall risk level will depend on the companies, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, asset class, industry or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has significant exposure to the health care sector. Health care companies may be negatively impacted by scientific or technological developments, research and development costs, increased competition, rapid product obsolescence and patent expirations. The Fund is also expected to have significant exposure to the information technology sector. Technology companies may be subject to abrupt market movements, short product cycles, changing consumer preferences, aggressive pricing of products and services, a limited qualified workforce, new market entrants and intellectual property disputes. The Fund also has significant exposure to the industrials sector. Industrial companies may be adversely impacted by negative or abrupt changes in economic growth, changes in end market or sub-industry conditions, product cycles, inventories, pricing, and earnings.

Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) represent ownership of securities in foreign companies and are held in banks and trust companies. ADRs are traded on U.S. exchanges and are U.S. dollar denominated. ADRs are subject to the risks inherent in investing in issuers of foreign securities, which included market, political, currency and regulatory risks.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Performance

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

The Fund’s performance shown includes the performance of Driehaus Institutional Small Cap, L.P. (the “Predecessor Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Fund succeeded to the assets of the Predecessor Partnership, Driehaus Small Cap Investors, L.P., Driehaus Institutional Small Cap Recovery Fund, L.P. and Driehaus Small Cap Recovery Fund, L.P., (together, the “Limited Partnerships”), which were managed by the same investment team with substantially the same investment objective, policies and philosophies as the Fund. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The performance of the Predecessor Partnership is shown here because it has been in operation the longest. The Fund succeeded to the Limited Partnerships’ assets on August 21, 2017. The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Partnership’s performance has not been restated to reflect estimated expenses applicable to each class of shares of the Fund. Accordingly, future Fund performance may be different than the Predecessor Partnership’s past performance. After-tax performance returns are not included for the Predecessor Partnership.

The Predecessor Partnership was not a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and therefore did not distribute current or accumulated earnings and profits and was not subject to the diversification and source of income requirements applicable to regulated investment companies.

Annual Returns for the years ended December 31

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 43.51% (quarter ended 6/30/20) and the lowest return for a quarter was -23.62% (quarter ended 12/31/18).

Average Annual Total Returns

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, compared with a broad measure of market performance as well as an additional index with characteristics relevant to the Fund. After tax returns are shown only for Investor Shares and after tax returns for Institutional Shares will vary from Investor Shares. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns as of December 31, 2025	1 Year	5 Years	10 Years
Driehaus Small Cap Growth Fund – Investor Shares
Return Before Taxes	16.66%	7.13%	17.09%
Return After Taxes on Distributions	16.57%	5.73%	15.70%
Return After Taxes on Distributions and Sale of Fund Shares	9.88%	5.09%	14.01%
Driehaus Small Cap Growth Fund – Institutional Shares
Return Before Taxes	16.95%	7.39%	17.35%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Growth Index* (reflects no deduction for fees, expenses or taxes)	13.01%	3.18%	9.57%

*	The additional index shows how the Fund’s performance compares with the returns of an index with characteristics relevant to the Fund.

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Jeffrey James, Portfolio Manager of DCM Lead Portfolio Manager of the Fund since 1/20 (Portfolio Manager of the Fund from 8/17 – 1/20)	Michael Buck, Portfolio Manager of DCM Portfolio Manager of the Fund since 1/20 (Portfolio Manager of the Fund from 8/17 – 1/20)	Prakash Vijayan, Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 1/20

Purchase and Sale of Fund Shares

The Fund is generally closed to new investors. For additional information, please see “Shareholder Information — General Purchase Information.” The following is applicable to eligible investors:

	Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
Investor Shares	$10,000	$2,000	$2,000	$500	$100	$300
Institutional Shares	$500,000	None	$500,000	None	N/A	N/A

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains (or a combination of both), unless you are a tax-exempt entity or are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you are investing through a tax-advantaged arrangement, assets held through such arrangement may be taxable upon withdrawal from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services, including recordkeeping, administrative and other sub-transfer agency services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Driehaus Small/Mid Cap Growth Fund Ticker: DSMDX

Investment Objective

Driehaus Small/Mid Cap Growth Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.79%
Expense Recoupment*	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%

*

The Fund’s investment adviser, has contractually agreed to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.80% of average daily net assets until the earlier of the termination of the investment advisory agreement by the Board of Trustees or the Fund’s shareholders, or April 30, 2027. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years from the date on which the waiver or reimbursement is made, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver/expense reimbursement as well as the current operating expense cap. Because of this agreement, the Fund may pay the investment adviser less than the contractual management fee.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table is reflected for the first year in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$82	$253	$440	$979

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. small-capitalized (“small-cap”) and U.S. medium-capitalized (“mid-cap”) companies (together, “Small/Mid cap” companies). For purposes of the Fund, the investment adviser defines Small/Mid cap companies as companies whose market capitalizations at the time of investment fall within the range of the Russell 2000® Growth Index and the Russell MidCap® Growth Index (as of March 31, 2026, companies with capitalizations of approximately $4 million and $96 billion). The market capitalization of the companies included in the Russell 2000® Growth Index and the Russell Midcap® Growth Index will change with market conditions. For the avoidance of doubt, while the reference indexes are “float-adjusted,” meaning they exclude closely held and other shares unavailable to investors, the investment adviser does not consider a float-adjustment when determining the market capitalization of a company. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. Small/Mid cap companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. (such as American Depositary Receipts (“ADRs”) or substantially similar instruments that are based on foreign securities) or in securities of companies either below the capitalization range of the Russell 2000® Growth Index or above the capitalization range of the Russell MidCap® Growth Index. The Fund may also invest in companies with limited or no operating histories. The Fund does not employ any industry or sector focus but may from time to time have greater exposure to the securities of issuers within the same industry or sector. The Fund frequently and actively trades its portfolio securities.

Investment decisions for the Fund’s growth style of investing are based on the belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. These decisions involve evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. The investment decision is also based on the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. The Fund sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in Small/Mid cap equity securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Allocation Risk. The Fund’s overall risk level will depend on the companies, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, asset class, industry or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has significant exposure to the health care sector. Health care companies may be negatively impacted by scientific or technological developments, research and development costs, increased competition, rapid product obsolescence and patent expirations. The Fund is also expected to have significant exposure to the information technology sector. Technology companies may be subject to abrupt market movements, short product cycles, changing consumer preferences, aggressive pricing of products and services, a limited qualified workforce, new market entrants and intellectual property disputes. The

Fund also has significant exposure to the industrials sector. Industrial companies may be adversely impacted by negative or abrupt changes in economic growth, changes in end market or sub-industry conditions, product cycles, inventories, pricing, and earnings.

Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) represent ownership of securities in foreign companies and are held in banks and trust companies. ADRs are traded on U.S. exchanges and are U.S. dollar denominated. ADRs are subject to the risks inherent in investing in issuers of foreign securities, which included market, political, currency and regulatory risks.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Performance

The information in the bar chart and table that follows provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund has varied over time. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Annual Returns for the years ended December 31

Highest/Lowest Quarter Returns (%)

During the periods shown in the bar chart, the highest return for a quarter was 18.02% (quarter ended 3/31/24) and the lowest return for a quarter was -19.72% (quarter ended 6/30/22).

Average Annual Total Returns

The following table shows the average annual returns of the Fund on a before-tax and after-tax basis over various periods, as indicated below, as compared with a broad measure of market performance as well as an additional index with characteristics relevant to the Fund. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns as of December 31, 2025	1 Year	5 Year	Since Inception (May 1, 2020 – December 31, 2025)
Driehaus Small/Mid Cap Growth Fund
Return Before Taxes	9.83%	6.34%	16.43%
Return After Taxes on Distributions	9.67%	5.52%	15.53%
Return After Taxes on Distributions and Sale of Fund Shares	5.84%	4.64%	13.04%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	18.19%
Russell 2500® Growth Index – Net* (reflects no deduction for fees, expenses or taxes)	10.31%	2.98%	11.82%

*	The additional index shows how the Fund’s performance compares with the returns of an index with characteristics relevant to the Fund.

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Jeffrey James, Portfolio Manager of DCM Lead Portfolio Manager of the Fund since 5/20	Michael Buck, Portfolio Manager of DCM Portfolio Manager of the Fund since 5/20	Prakash Vijayan, Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 5/20

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains (or a combination of both), unless you are a tax-exempt entity or are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you are investing through a tax-advantaged arrangement, assets held through such arrangement may be taxable upon withdrawal from such arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services, including recordkeeping, administrative and other sub-transfer agency services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About the Funds

Investment Adviser

Each Fund is managed by Driehaus Capital Management LLC (the “Adviser”), a registered investment adviser founded in 1982. As of March 31, 2026, the Adviser managed approximately $25 billion in assets.

Fund Distributions

The Funds intend to pay dividends, if any, at least annually. Such distributions can consist of both ordinary income and any realized capital gains. The amount of distributions will vary, and there is no guarantee the Funds will pay either income dividends or a capital gain distribution. Unless you are a tax-exempt entity or are purchasing Fund shares through a tax-advantaged account (such as a 401(k) or an IRA), buying Fund shares at a time when the Fund has undistributed income or gains can cost you money in taxes. Contact the Funds for information concerning when distributions will be paid. On a continuing basis, due to high portfolio turnover of the Funds, a greater percentage of capital gains may be paid each year by a Fund with a significant percentage of those capital gains constituting short-term capital gains, which are taxed at ordinary income tax rates for federal income tax purposes when distributed. You should consult your tax advisor regarding your tax situation.

Investment Objectives and Principal Investment Strategies

Driehaus Emerging Markets Growth Fund. The investment objective of the Driehaus Emerging Markets Growth Fund is to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund pursues its objective by investing primarily in the equity securities of emerging market companies. Emerging market companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries. Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) will be invested in the equity securities of emerging markets companies. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in emerging markets companies. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund generally defines an “emerging market” as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any country or market with similar emerging characteristics. Current dividend income is not an investment consideration and dividend income is incidental to the Fund’s overall investment objective. The Fund may also invest in securities of issuers that have limited or no operating histories.

Equity securities include common and preferred stocks, American Depositary Receipts (“ADR”), Global Depositary Receipts (“GDR”), equity-convertible securities such as warrants, rights, or options, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

Investment decisions for the Fund’s growth style of investing, for those companies with operating histories, are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that a company possesses the ability to undergo an incrementally positive change in growth and earnings trajectories. These decisions involve evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The evaluation of behavioral and macro factors represents significant aspects of the Adviser’s philosophy and are integrated into the Adviser’s bottom-up analysis on individual securities. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s Adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Adviser incorporates the consideration of material environmental, social and governance (“ESG”) factors when evaluating investment opportunities by reviewing ESG research and ratings information from one or more third-party ratings organizations. Through its quantitative and qualitative analysis of ESG factors, the Adviser seeks to identify and understand ESG-related risks. The Adviser does not exclude investment opportunities based on ESG factors and an investment could be made in an issuer that scores poorly on ESG factors if such investment performs strongly on other factors considered. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

The Adviser generally intends to remain fully invested. However, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. As a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

Driehaus Emerging Markets Small Cap Growth Fund. The investment objective of the Fund is to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund pursues its objective by investing primarily in the equity securities of small capitalization emerging markets companies. Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in small capitalization emerging markets companies. For purposes of the Fund, the Adviser currently considers a company to be a small capitalization emerging markets company if it is within the same market capitalization range at the time of investment as those included in the MSCI Emerging Markets Small Cap Index (net). For the avoidance of doubt, while the reference index is “float-adjusted,” meaning it excludes closely held and other shares unavailable to investors, the Adviser does not consider a float-adjustment when determining the market capitalization of a company. As of March 31, 2026, approximately 95% of the MSCI Emerging Markets Small Cap Index consisted of companies with a market capitalization of less than $8 billion. The market capitalizations of companies included in the MSCI Emerging Markets Small Cap Index will change with market conditions.

The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in small capitalization emerging markets companies. Securities of companies whose market capitalization no longer meet this definition after purchase may continue to be held by the Fund. The Fund may invest in companies with higher market capitalizations if market conditions suggest doing so will help the Fund achieve its objective. Emerging markets companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund generally defines an “emerging market” as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any country or market with similar emerging characteristics. Current dividend income is not an investment consideration and dividend income is incidental to the Fund’s overall investment objective. The Fund may also invest in securities of issuers that have limited or no operating histories.

Equity securities include common and preferred stocks, American Depositary Receipts (“ADR”), Global Depositary Receipts (“GDR”), equity-convertible securities such as warrants, rights, or options, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase ADRs or GDRs, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons.

Investment decisions for the Fund’s growth style of investing, for those companies with operating histories, are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that a company possesses the ability to undergo an incrementally positive change in growth and earnings trajectories. These decisions involve evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The evaluation of behavioral and macro factors represents significant aspects of the Adviser’s philosophy and are integrated into the Adviser’s bottom-up analysis on individual securities. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s Adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Adviser incorporates the consideration of material environmental, social and governance (“ESG”) factors when evaluating investment opportunities by reviewing ESG research and ratings information from one or more third-party ratings organizations. Through its quantitative and qualitative analysis of ESG factors, the Adviser seeks to identify and understand ESG-related risks. The Adviser does not exclude investment opportunities based on ESG factors and an investment could be made in an issuer that scores poorly on ESG factors if such investment performs strongly on other factors considered. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

The Adviser generally intends to remain fully invested. However, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. As a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

Driehaus Global Fund. The Driehaus Global Fund seeks to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund, using a growth style of investment, opportunistically invests in equity securities, including common stocks and sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”), of issuers located throughout the world, including the United States (U.S.), and in both developed and emerging markets. Equity securities include common and preferred stocks, ADRs, GDRs, EDRs, equity-convertible securities such as warrants, rights, or options, and other classes of stock that may exist.

The Fund is not constrained based on the country, region, or market capitalization and its assets may at times be concentrated in a particular country, segment of the economy, region or issuer. The composition and asset allocation of the Fund’s investment portfolio will vary over time. The Fund may invest in issuers across all market capitalizations as well as in issuers with limited or no operating histories. Notwithstanding the above, under normal circumstances, the Fund will have exposure to issuers organized, domiciled, or headquartered in at least three different countries (other than its exposure to U.S. issuers).

The Fund’s sector and geographic diversification will also vary based on the investment adviser’s evaluation of current economic, political and market factors. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that a company possesses the ability to undergo an incrementally positive change in growth and earnings trajectories.

In managing the Fund, the Adviser uses an investment approach that integrates a top-down (focusing on the economy and market trends) analysis of the overall economy and a bottom-up (focusing on individual stocks) analysis of individual securities. From a top-down perspective, the Adviser looks at the relative value of securities to identify assets to include in the Fund’s portfolio. Bottom-up analysis involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics in order to identify companies with more attractive earnings growth on a prospective basis. The Adviser’s decision to buy or sell a security is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. The Adviser incorporates the consideration of material environmental, social and governance (“ESG”) factors when evaluating investment opportunities by reviewing ESG research and ratings information from one or more third-party ratings organizations. Through its quantitative and qualitative analysis of ESG factors, the Adviser seeks to identify and understand ESG-related risks. The Adviser does not exclude investment opportunities based on ESG factors and an investment could be made in an issuer that scores poorly on ESG factors if such investment performs strongly on other factors considered.

The Fund expects to frequently and actively trade its portfolio as part of its principal investment strategies. The Fund sells holdings for a variety of reasons, including when the Adviser believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

The Adviser generally intends to remain fully invested. However, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. As a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

Driehaus International Small Cap Growth Fund. The investment objective of the Driehaus International Small Cap Growth Fund is to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund invests primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of non-U.S. small capitalization companies. The Adviser currently considers non-U.S. small capitalization companies to be companies located in the same countries and within the same market capitalization range at the time of investment as those included in the MSCI All Country World ex USA Small Cap Growth Index. For the avoidance of doubt, while the reference index is “float-adjusted,” meaning it excludes closely held and other shares unavailable to investors, the Adviser does not consider a float-adjustment when determining the market capitalization of a company. As of March 31, 2026, approximately 92% of the MSCI All Country World ex USA Small Cap Growth Index consisted of companies with a market capitalization of less than $9 billion. The market capitalizations of companies included in the MSCI All Country World ex USA Small Cap Growth Index will change with market conditions. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in the equity securities of non-U.S. small cap companies. In some countries, a small company by U.S. standards might rank among the largest in that country in terms of capitalization. The capitalization parameter is subject to change as the relative market capitalization of small cap issuers change over time. There is no maximum limit on the number of companies in which the Adviser can invest at a given time. There is no specific limitation on the percentages of assets that may be invested in securities of issuers located in any one country at any given time. At certain times, the Fund could have sizeable positions in either developed countries or emerging markets. In addition, while the Fund will invest primarily in the equity securities of non-U.S. companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of U.S. companies. Many, but not all, of these companies will be U.S. companies that have a significant amount of assets located in and/or derive a significant amount of their revenue from goods purchased or sold, investments made, or services performed in or with non-U.S. countries. Current dividend income is not an investment consideration and dividend income is incidental to the Fund’s overall investment objective. The Fund may also invest in securities of issuers with limited or no operating histories.

The securities markets of many developing economies are sometimes referred to as “emerging markets.” The amount of the Fund’s assets invested in emerging markets will vary over time and could be substantial. The Fund generally defines an “emerging market” as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any country or market with similar emerging characteristics. The Fund is not limited to a specific percentage of assets that may be invested in a single emerging market country, although at all times the Fund must be invested in at least three countries (not limited to emerging markets countries).

Equity securities include common and preferred stocks, American Depositary Receipts (“ADR”), Global Depositary Receipts (“GDR”), equity-convertible securities such as warrants, rights, or options, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or un-sponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

Investment decisions for the Fund’s growth style of investing, for those companies with operating histories, are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. These decisions involve evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s Adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Adviser incorporates the consideration of material environmental, social and governance (“ESG”) factors when evaluating investment opportunities by reviewing ESG research and ratings information from one or more third-party ratings organizations. Through its quantitative and qualitative analysis of ESG factors, the Adviser seeks to identify and understand ESG-related risks. The Adviser does not exclude investment opportunities based on ESG factors and an investment could be made in an issuer that scores poorly on ESG factors if such investment performs strongly on other factors considered. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

The Adviser generally intends to remain fully invested. However, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. As a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

Driehaus International Developed Equity Fund. Driehaus International Developed Equity Fund seeks to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities issued by non-U.S. developed market companies of all market-capitalizations. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in the equity securities of non-U.S. developed market companies of all market-capitalizations.

The Fund will invest in equity securities, including common stock and depositary receipts, of companies located in non-U.S. developed market countries. The Fund’s investment adviser considers a company to be a developed market company if such company is organized under the laws of, if its principal offices are in, its securities are principally traded in, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets in, a developed market country as defined by the MSCI World ex USA Growth Index. From time to time, the Fund may invest a significant portion of its assets in the securities of companies domiciled in one or a few countries or regions. The Fund may invest in companies of any size, but its focus will typically be in large-capitalization companies. The Fund may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the United States. While the Fund will invest primarily in the equity securities of non-U.S. developed market countries, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of U.S. companies and/or non-developed market securities.

In managing the Fund, the investment adviser uses an investment approach that integrates top-down (focusing on the economy and market trends) analysis of the overall economy and bottom-up (focusing on individual stocks) analysis of individual securities. From a top-down perspective, the investment adviser looks at the relative value of securities to identify assets to include in the Fund’s portfolio. Bottom-up analysis involves evaluating fundamental factors, including a company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics in order to identify companies with more attractive earnings growth on a prospective basis. The investment adviser’s decision to buy or sell a security is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest.

Equity securities include common and preferred stocks, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”), equity-convertible securities such as warrants, rights, or options, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or un-sponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

Investment decisions for the Fund’s growth style of investing, for those companies with operating histories, are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. These decisions involve evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s Adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Adviser incorporates the consideration of material environmental, social and governance (“ESG”) factors when evaluating investment opportunities by reviewing ESG research and ratings information from one or more third-party ratings organizations. Through its quantitative and qualitative analysis of ESG factors, the Adviser seeks to identify and understand ESG-related risks. The Adviser does not exclude investment opportunities based on ESG factors and an investment could be made in an issuer that scores poorly on ESG factors if such investment performs strongly on other factors considered. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

The Adviser generally intends to remain fully invested. However, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. As a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

Driehaus Micro Cap Growth Fund. The Driehaus Micro Cap Growth Fund seeks to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund invests primarily in equity securities of micro-cap U.S. companies exhibiting strong growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. micro-cap companies. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in the equity securities of U.S. micro-cap companies. For purposes of the Fund, the Adviser currently considers a company to be a micro-cap company if it is within the same market capitalization range at the time of investment as those included in the Russell Microcap® Growth Index. For the avoidance of doubt, while the reference index is “float-adjusted,” meaning it excludes closely held and other shares unavailable to investors, the Adviser does not consider a float-adjustment when determining the market capitalization of a company. As of March 31, 2026, approximately 87% of the Russell Microcap® Growth Index consisted of companies with a market capitalization of less than $4 billion. The market capitalizations of companies included in the Russell Microcap® Growth Index will change with market conditions. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund’s overall investment objective. The Fund may also invest in securities of issuers with limited or no operating histories.

Equity securities include common and preferred stocks, bearer and registered shares, warrants or rights or options that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may invest in cash, money market mutual funds or similar cash equivalents. While the Fund will invest primarily in the securities of U.S. companies, the Fund may also from time to time invest up to a maximum of 20% of its assets (measured at the time of investment) in the equity securities of non-U.S. companies that trade in the U.S. (such as American Depositary Receipts (“ADRs”) or substantially similar instruments that are based on foreign securities).

Investment decisions for the Fund’s growth style of investing, for those companies with operating histories, are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. These decisions involve evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s Adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Adviser incorporates the consideration of material environmental, social and governance (“ESG”) factors when evaluating investment opportunities by reviewing ESG research and ratings information from one or more third-party ratings organizations. Through its quantitative and qualitative analysis of ESG factors, the Adviser seeks to identify and understand ESG-related risks. The Adviser does not exclude investment opportunities based on ESG factors and an investment could be made in an issuer that scores poorly on ESG factors if such investment performs strongly on other factors considered. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

The Adviser generally intends to remain fully invested. However, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. As a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic currencies, invest in domestic money market mutual securities (including repurchase agreements), purchase short-term debt securities of U.S. or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

Driehaus Small Cap Growth Fund. The investment objective of the Driehaus Small Cap Growth Fund is to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund invests primarily in equity securities of small cap U.S. companies exhibiting strong growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. small cap companies. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in the equity securities of U.S. small cap companies. For purposes of the Fund, the Adviser currently considers a company to be a small cap company if it is within the same market capitalization range at the time of investment as those included in the Russell 2000® Growth Index. For the avoidance of doubt, while the reference index is “float-adjusted,” meaning it excludes closely held and other shares unavailable to investors, the Adviser does not consider a float-adjustment when determining the market capitalization of a company. As of March 31, 2026, approximately 86% of the Russell 2000® Growth Index consisted of companies with a market capitalization of less than $10 billion. The market capitalizations of companies included in the Russell 2000® Growth Index will change with market conditions. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund’s overall investment objective. The Fund may also invest in securities of issuers with limited or no operating histories.

Equity securities include common and preferred stocks, bearer and registered shares, warrants or rights or options that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may invest in cash, money market mutual funds or similar cash equivalents. While the Fund will invest primarily in the securities of U.S. companies, the Fund may also from time to time invest up to a maximum of 20% of its assets (measured at the time of investment) in the equity securities of non-U.S. companies that trade in the U.S. (such as American Depositary Receipts (“ADRs”) or substantially similar instruments that are based on foreign securities).

Investment decisions for the Fund’s growth style of investing, for those companies with operating histories, are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. These decisions involve evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s Adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Adviser incorporates the consideration of material environmental, social and governance (“ESG”) factors when evaluating investment opportunities by reviewing ESG research and ratings information from one or more third-party ratings organizations. Through its quantitative and qualitative analysis of ESG factors, the Adviser seeks to identify and understand ESG-related risks. The Adviser does not exclude investment opportunities based on ESG factors and an investment could be made in an issuer that scores poorly on ESG factors if such investment performs strongly on other factors considered. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

The Adviser generally intends to remain fully invested. However, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. As a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic currencies, invest in domestic money market mutual securities (including repurchase agreements), purchase short-term debt securities of U.S. or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

Driehaus Small/Mid Cap Growth Fund. The investment objective of the Driehaus Small/Mid Cap Growth Fund is to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund invests primarily in equity securities of Small/Mid cap U.S. companies exhibiting strong growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. Small/Mid cap companies. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in the equity securities of U.S. Small/Mid cap companies. For purposes of the Fund, the investment adviser defines Small/Mid cap companies as companies whose market capitalizations at the time of investment fall within the range of the Russell 2000® Growth Index and the Russell MidCap® Growth Index (as of March 31, 2026, companies with capitalizations between approximately $4 million and $96 billion). The market capitalization of the companies included in the Russell 2000® Growth Index and the Russell MidCap® Growth Index will change with market conditions. For the avoidance of doubt, while the reference indexes are “float-adjusted,” meaning they exclude closely held and other shares unavailable to investors, the Adviser does not consider a float-adjustment when determining the market capitalization of a company. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund’s overall investment objective. The Fund may also invest in securities of issuers with limited or no operating histories.

Equity securities include common and preferred stocks, bearer and registered shares, warrants or rights or options that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may invest in cash, money market mutual funds or similar cash equivalents. While the Fund will invest primarily in the securities of U.S. companies, the Fund may also from time to time invest up to a maximum of 20% of its assets (measured at the time of investment) in the equity securities of non-U.S. companies that trade in the U.S. (such as American Depositary Receipts (“ADRs”) or substantially similar instruments that are based on foreign securities) or in securities of companies either below the capitalization range of the Russell 2000® Growth Index or above the capitalization range of the Russell MidCap® Growth Index.

Investment decisions for the Fund’s growth style of investing, for those companies with operating histories, are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. These decisions involve evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The investment decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Adviser incorporates the consideration of material environmental, social and governance (“ESG”) factors when evaluating investment opportunities by reviewing ESG research and ratings information from one or more third-party ratings organizations. Through its quantitative and qualitative analysis of ESG factors, the Adviser seeks to identify and understand ESG-related risks. The Adviser does not exclude investment opportunities based on ESG factors and an investment could be made in an issuer that scores poorly on ESG factors if such investment performs strongly on other factors considered. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.

The Adviser generally intends to remain fully invested. However, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. As a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic currencies, invest in domestic money market mutual securities (including repurchase agreements), purchase short-term debt securities of U.S. or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

Principal Risks

This section contains greater detail on the risks an investor would face as a shareholder in the Funds based on the Funds’ investment objectives and strategies.

Market Risk (All Funds). Each Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of each Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics, rapid technological developments, and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Growth Stock Risk (All Funds). Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to a Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk (Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Global Fund and Driehaus International Developed Equity Fund only). Investing outside the U.S. involves different risks than domestic investments. The Adviser believes that it may be possible to obtain significant returns from a Fund’s portfolio of foreign investments and to achieve increased diversification in comparison to a personal investment portfolio invested solely in U.S. securities. An investor may gain increased diversification by adding securities from various foreign countries (i) which offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets do not generally move in a manner parallel to U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.

Investors should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities – positions which are generally denominated in foreign currencies – and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible imposition of foreign taxes; possible investment in the securities of companies in developing as well as developed countries; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment in these nations; U.S. and foreign government actions, such as the imposition of tariffs, economic trade sanctions or embargoes; sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements; and the historical lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Funds’ investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Emerging Markets Risk (Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Global Fund and Driehaus International Small Cap Growth Fund only). The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in issuers located in less developed and developing nations. These securities markets are sometimes referred to as “emerging markets.” Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain emerging market countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. There is some risk of currency contagion; the devaluation of one currency leading to the devaluation of another. As one country’s currency experiences “stress,” there is concern that the “stress” may spread to another currency. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. Based upon the apparent correlation between commodity cycles and a country’s securities markets, additional risk may exist.

Micro-Cap Company Risk (Driehaus Micro Cap Growth Fund only). The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell positions in these securities. Some micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the Adviser’s estimate of the company’s current worth, also involve increased risk.

Small- and Medium-Sized Company Risk (All Funds). Each Fund may invest in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Large Capitalization Company Risk. (Driehaus International Developed Equity Fund and Driehaus Global Fund only). The Fund may invest in large capitalization companies. Large companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Allocation Risk (All Funds). A Fund’s overall risk level will depend on the companies, countries, regions, markets, market sectors, industries and asset classes in which the Fund is invested. Because each Fund may have significant weightings in a particular company, country, region, asset class, industry, market or market sector, the value of such Fund’s shares may be affected by events that adversely affect that company, country, region, market, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

Risks of Investment in the Far East Region (Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund and Driehaus International Developed Equity Fund only). The Funds have or are expected to have a significant allocation to the far east geographical region, therefore they may be vulnerable to risks specific to that region. Certain economies in this region have experienced high inflation, high unemployment, currency devaluations and restrictions, and overextension of credit. Many far east economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Economic events in any one country may have a significant economic effect on the entire region, as well as on major trading partners outside of the far east region. Any adverse event in the far east markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many far east countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many far east countries are subject to social and labor risks associated with demands for improved political, economic, and social conditions. The far east region, and particularly China, Taiwan and South Korea, may be adversely affected by political, military, economic, and other factors related to regional geopolitical tensions.

Risk of Investing in China (Driehaus Emerging Markets Growth Fund only). The Fund has or is expected to have a significant allocation to Chinese companies, therefore it may be vulnerable to risks specific to that country. The Chinese economy may be negatively impacted by trade or political disputes with China’s major trading partners, including the U.S., a decrease in the global demand for Chinese exports or a reduction in spending by Chinese consumers on domestic products. The central government in China has historically exercised significant control over China’s economy through state ownership and administrative regulation. Government action could have a substantial adverse effect on economic conditions in China, the economic prospects for and the market prices and liquidity of the securities of Chinese companies and the payment of dividends and interest by Chinese companies. In addition, expropriation, including nationalization; confiscatory taxation, omissions and/or misrepresentations of Chinese companies’ financial auditing information, China being designated as a “foreign adversary” for certain purposes under U.S. law, political, economic or social instability, environmental issues, potential conflicts with Taiwan or other developments could adversely affect and significantly diminish the value of the Chinese companies in which the Funds invest. Continued hostility and the potential for future political or economic disturbances between China and the U.S. may have an adverse impact on the values of investments in China, the U.S. and/or other countries.

Risks of Investment in India (Driehaus Emerging Markets Small Cap Growth Fund only). The Fund has a significant allocation to India and may be vulnerable to risks specific to that country. The potential for loss and unequal treatment of investors in Indian companies is increased due to many Indian companies being founder and/or family-controlled, which can result in less transparency and weaker corporate governance. Issues with bureaucratic obstacles, inconsistent economic and tax reform and corruption within the Indian government may adversely affect market conditions in the country.

Risks of Investment in Europe (Driehaus International Small Cap Growth Fund, Driehaus Global Fund and Driehaus International Developed Equity Fund only). Each Fund has or is expected to have a significant allocation to Europe and may be vulnerable to risks specific to the European region. Adverse economic, political or social developments in Europe, or in a particular European country, could have a negative effect on the value of the Fund’s portfolio. Many European countries are members of the Economic and Monetary Union of the European Union (“EU”) and, as members, such countries share a common currency and certain fiscal policies. The EU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU, such as the departure of the United Kingdom (“UK”) (known as “Brexit”), would place its currency and banking system in jeopardy. The exit by other member states may result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which could adversely affect a Fund’s investments.

Risk of Investment in North America (Driehaus Global Fund only). A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund invests. The U.S. is currently Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments including the implementation of tariffs by the U.S., and the renegotiation of NAFTA in the form of the United States-Mexico-Canada Agreement (“USMCA”), which replaced NAFTA on July 1, 2020, could negatively affect North America’s economic outlook and, as a result, the value of securities held by the Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by the Fund.

Health Care Securities Risk (Driehaus Micro Cap Growth Fund, Driehaus Small Cap Growth Fund and Driehaus Small/Mid Cap Growth Fund only). Because the Funds have or are expected to have a significant allocation to the health care sector, they may be vulnerable to setbacks in the industries in that sector. Health care companies may be negatively affected by scientific or technological developments, research and development costs, increased competition within the health care sector, rapid product obsolescence and patent expirations. The price of securities of health care companies may fluctuate widely due to changes in legislation or other government regulations, including uncertainty regarding health care reform and its long-term impact, reductions in government funding and the unpredictability of winning government approvals.

Information Technology Securities Risk (Driehaus Emerging Markets Growth Fund, Driehaus Micro Cap Growth Fund, Driehaus Small Cap Growth Fund and Driehaus Small/Mid Cap Growth Fund only). Because the Funds have or are expected to have a significant allocation to the information technology sector, they may be vulnerable to setbacks in the industries in that sector. Generally, the companies in this sector develop, produce or distribute products or services related to computer hardware, software, semi-conductors and electronics. Technology companies may be vulnerable to market saturation and rapid product obsolescence, or widespread adoption of emerging technologies (such as artificial intelligence). Many technology companies operate in a constantly changing environment and have limited business lines and limited financial resources, making them highly vulnerable to business and economic risks. In addition, technology company securities may be subject to abrupt or erratic market movements, management that is dependent on a limited number of people, short product cycles, changing consumer preferences, aggressive pricing of products and services, new market entrants and dependency on patent protection.

Industrial Securities Risk (Driehaus Micro Cap Growth Fund, Driehaus Small Cap Growth Fund and Driehaus Small/Mid Cap Growth Fund only). Because the Funds have or are expected to have a significant allocation to the industrials sector, they may be vulnerable to setbacks in the industries in that sector. Industrial companies are vulnerable to negative or abrupt changes in economic growth, changes in end market or sub-industry conditions, product cycles, inventories, pricing and earnings.

Financials Sector Risk (Driehaus Emerging Markets Growth Fund only). Financials Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Changes in interest rates can have a disproportionate effect on the financials sector, and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Depositary Receipts Risk (All Funds). The Funds may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They include American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and are U.S. dollar-denominated. Although ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs rather than directly in securities of foreign issuers, The Funds may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Funds may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Funds may bear higher expenses and encounter greater difficulty in receiving shareholder communications than they would have with a sponsored ADR.

The Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Global Fund, Driehaus International Small Cap Growth Fund, and Driehaus International Developed Equity Fund may invest in other forms of depositary receipts including European Depositary Receipts and Global Depositary Receipts, which may be issued in bearer form and denominated in other currencies and are generally designed for use in securities markets outside the U.S. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts may be less liquid or may trade at a lower price than the underlying securities of the issuer. An issuer may delist or, the issuer or its depositary bank may terminate a depositary receipts program, which could lead to the assessment of fees by depositary banks, operational challenges in the conversion process, and a reduction in the liquidity of the shares.

High Rates of Turnover (All Funds). A Fund’s annual turnover rate indicates changes in its portfolio investments. The Adviser will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund’s investment objective and policies. It is anticipated that the Funds will each experience high rates of portfolio turnover. High portfolio turnover in any year will result in payment by a Fund of above-average amounts of transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders. Under normal market conditions, only securities that increase in value shortly after purchase and that generally continue to increase in value (although they may experience temporary stagnant or declining periods) will be retained by the Funds.

Securities sold by a Fund may be purchased again at a later date if the Adviser perceives that the securities are again “timely.” In addition, portfolio adjustments will be made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In light of these factors and the historical volatility of foreign and domestic growth stocks, The Funds are likely to experience high portfolio turnover rates, but portfolio turnover rates may vary significantly from year to year as noted in the Funds’ Financial Highlights. Portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

Manager Risk (All Funds). How the Adviser manages each Fund will impact the Fund’s performance. A Fund may lose money if the Adviser’s investment strategy does not achieve the Fund’s objective or the Adviser does not implement the strategy successfully. In making security selections (including ESG factors relevant to a security), the Adviser relies on data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of a particular investment.

IPO Risk (All Funds). The Funds may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Equity Securities Risk (All Funds). The risks that could affect the value of each Fund’s shares and the total return on an investment in the Fund include the possibility that the equity securities held by the Fund (such as common stocks, preferred stocks, convertible securities, rights and warrants) will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, or factors directly related to a specific company. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Shareholder Concentration Risk (Driehaus Global Fund and Driehaus International Developed Equity Fund only). The Funds may (i) be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Fund or (ii) have a relatively large percentage of their shares held by related shareholders. As a result, the Funds may have large inflows and outflows of cash from time to time. This could have adverse effects on the Funds’ performance if any of the Funds were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the recognition of capital gains and increase the Funds’ transaction costs.

Other Investment Strategies and Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Each Fund is intended for long term investors. Of course, there can be no assurance that a Fund will achieve its investment objective. There are specific restrictions on each Fund’s investments. Such restrictions are detailed in the Statement of Additional Information (“SAI”). Some investment practices described below may not be permissible for a Fund. In addition to the principal risks described above, the Funds’ investments involve additional potential risks which are summarized below. The SAI also contains more detailed or additional information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks. Each Fund may not use all of these techniques or strategies or might only use them from time-to-time.

Recent Market Events Risk. The domestic and foreign equity and debt capital markets have experienced unprecedented volatility in the past decades. This has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Funds. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Global markets may continue to experience increased volatility which could, directly or indirectly, adversely affect the performance of the Funds’ investments. Changes in market conditions will not have the same impact on all types of securities and the value of certain types of securities may decline in value in the event certain issuer’s financial condition becomes significantly impaired.

Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers. Additionally, continued uncertainty of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate movements, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests.

Policy and legislative changes in the U.S. and other countries and other events affecting global markets are affecting many aspects of financial regulation and in some circumstances contribute to decreased liquidity and increased volatility in financial markets. Such policy and legislative changes include the imposition of tariffs, economic and trade sanctions or embargoes. The impact of these changes may not be known for some time.

Risks of Debt Securities. Each Fund may invest up to 20% of their total assets in nonconvertible debt securities. Investments in such debt securities are limited to those that are rated within the four highest grades (generally referred to as “investment grade”) assigned by a nationally or internationally recognized statistical rating organization. Investments in unrated debt securities are limited to those deemed to be of comparable quality as analyzed by the Adviser under its own procedures. Securities in the fourth-highest grade may possess speculative characteristics. If the rating of a security held by a Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security. The Adviser will, however, consider that fact in determining whether a Fund should continue to hold the security. The risks inherent in a debt security depend primarily on its term and quality, as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities. Conversely, an increase in rates usually reduces the value of debt securities.

Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security’s price to fall, potentially lowering a Fund’s share price. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, a Fund’s share price. The longer a debt security’s effective maturity and duration, the more its price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and a Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt securities may be repaid more slowly than expected and the value of a Fund’s holdings may fall sharply. This is referred to as “extension risk.” If an issuer “calls” its bond before its maturity date during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield.

Investment Companies. Each Fund may invest in investment companies. For Funds able to invest in foreign investment companies, some countries may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for a Fund to invest in a foreign investment company in a country that permits direct foreign investment; similarly, a Fund may invest in a money market fund in order to receive a higher rate of return or to be more productively invested than would be possible through direct investment in money market instruments. Investing through such vehicles may involve layered fees or expenses. The Funds do not intend to invest in such investment companies unless, in the judgment of the Adviser, the potential benefits of such investments justify the payment of any associated fees or expenses.

Preferred Stock Risk. Preferred stock is an equity security but possesses certain attributes of debt securities. Holders of preferred stock normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not otherwise participate in amounts available for distribution by the issuing corporation. Preferred stock present certain additional risks, including credit risk, interest rate risk, subordination to bonds and other debt securities in a company’s capital structure, liquidity risk, and the risk of limited or no voting rights. Additionally, during periods of declining interest rates, there is a risk that an issuer may redeem its outstanding preferred stock. If this happens, the Fund may be forced to reinvest in lower yielding securities. An issuer of preferred stock may have special redemption rights that, when exercised, may negatively impact the return of the preferred stock held by the Funds.

Liquidity Risk. Not readily marketable, illiquid securities include restricted securities and repurchase obligations maturing in more than seven days. When there is little or no active trading market for specific types of securities or an unusually high volume of redemptions or other similar conditions, it can become more difficult to sell the securities at or near their perceived value or the Fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. In such a market, the value of such securities and a Fund’s share price may fall dramatically, and in extreme conditions, a Fund could have difficulty meeting redemption requests. No active trading market may exist for some equities and certain of these investments may be subject to restrictions on resale. The inability to dispose of equity securities in a timely fashion could result in losses to a Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities. Certain restricted securities that may be resold to institutional investors under Rule 144A and Section 4(a)(2) under the Securities Act of 1933 commercial paper may be deemed liquid under the Trust’s Liquidity Risk Management Program approved by the Board of Trustees. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted securities. Fund’s investments in illiquid investments that are assets are limited to 15% of net assets; such limit applies at the time of purchase and continues thereafter.

Risks of Holding Cash or Similar Instruments. In response to adverse market, economic, political or other conditions, each Fund may take temporary defensive positions that are inconsistent with such Fund’s principal investment strategies. In such circumstances, each Fund may invest in money market instruments, including corporate or government money market mutual funds, or may hold cash with a bank. The Funds may also invest in U.S. Treasury Bills, commercial paper or repurchase agreements for these purposes. For longer periods of time, a Fund may hold a substantial position in cash and money market instruments. During such periods, the Fund will earn less income than it would if it invested in higher yielding securities. Taking a temporary defensive position or holding a large cash position for an extended period of time may result in the Fund not achieving its investment objective. To the extent that a Fund invests in money market mutual funds for its cash position, such Fund will indirectly bear its pro rata portion of such funds’ management fees and operational expenses. These expenses are in addition to the expenses a Fund bears directly in connection with its own operations.

Disclosure of Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI. The Funds’ portfolio holdings information is available at www.driehaus.com/fund-resources.

Management of the Funds

Trustees and Adviser. The Board of Trustees of the Trust has overall management responsibility. See the SAI for the names of and additional information about the Trustees and officers. The Adviser, Driehaus Capital Management LLC, 25 East Erie Street, Chicago, Illinois 60611, is responsible for providing investment advisory and management services to the Funds, subject to the direction of the Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was organized in 1982 and as of March 31, 2026, managed approximately $25 billion in assets.

Each Fund paid the Adviser an annual investment management fee on a monthly basis as follows for the fiscal year ended December 31, 2025.

Fund	As a percentage of average daily net assets
Driehaus Emerging Markets Growth Fund	0.80%
Driehaus Emerging Markets Small Cap Growth Fund	1.10%[1]
Driehaus Global Fund	0.65%[2]
Driehaus International Small Cap Growth Fund	1.00%
Driehaus International Developed Equity Fund	0.70%[3]
Driehaus Micro Cap Growth Fund	1.25%
Driehaus Small Cap Growth Fund	0.60%
Driehaus Small/Mid Cap Growth Fund	0.60%[4]

1.

The Adviser has contractually agreed to cap the Driehaus Emerging Markets Small Cap Growth Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales and other investment-related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.24% of average daily net assets until the earlier of the termination of the investment advisory agreement by the Board of Trustees of the Driehaus Mutual Funds or the Fund’s shareholders, or April 30, 2027. Pursuant to the agreement and so long as the investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement was made, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver or expense reimbursement and below the current operating expense cap.

2.

The Adviser has contractually agreed to cap the Driehaus Global Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, acquired fund fees and expenses, other investment-related expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.75% of average daily net assets until the earlier of the termination of the investment advisory agreement by the Board of Trustees or the Fund’s shareholders, or April 30, 2027. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement was made, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of waiver/expense reimbursement as well as the current operating expense cap. Because of this agreement, the Fund may pay the Adviser less than the contractual management fee.

3.

The Adviser has contractually agreed to cap the Driehaus International Developed Equity Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales and other investment-related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.80% of average daily net assets until the earlier of the termination of the investment advisory agreement by the Board of Trustees of the Driehaus Mutual Funds or the Fund’s shareholders, or April 30, 2027. Pursuant to the agreement and so long as the investment advisory agreement is in place, for a period not to exceed three years subsequent to the Fund’s commencement of operations on April 30, 2024, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver. Because of this agreement, the Fund may pay the Adviser less than the contractual management fee.

4.

The Adviser has contractually agreed to cap the Driehaus Small/Mid Cap Growth Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.80% of average daily net assets until the earlier of the termination of the investment advisory agreement by the Board of Trustees or the Fund’s shareholders, or April 30, 2027. Pursuant to the agreement, so long as the investment advisory agreement is in place, for a period of three years from the date on which the waiver or reimbursement is made, the investment manager is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver/ expense reimbursement as well as the current operating expense cap. Because of this agreement, the Fund may pay the investment adviser less than the contractual management fee.

Disclosure relating to the material factors and the conclusions with respect to those factors that formed the basis for the Board of Trustees’ approval of the investment advisory agreement for each Fund may be reviewed in the Funds’ Form N-CSR for the period ended December 31, 2025. Shareholder reports may be obtained by calling 1-800-560-6111, or by visiting www.driehaus.com/fund-resources or the SEC’s website at www.sec.gov.

The Funds enter into contractual arrangements with various parties, including, among others, the Funds’ Adviser, who provide services to the Funds. Shareholders are not parties to, nor intended (or “third-party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Driehaus Emerging Markets Growth Fund

The following individuals are responsible for the day-to-day management of the Fund.

Co-Lead Portfolio Manager. Howard Schwab has been a portfolio manager of the Driehaus Emerging Markets Growth Fund since August 2007 and a lead portfolio manager from May 1, 2012 to November 2, 2025. Mr. Schwab became a co-lead portfolio manager for the Fund alongside Mr. Richard Thies on November 3, 2025. Mr. Schwab shares responsibility for making investment decisions on behalf of the Fund with Mr. Thies as well as with Mr. Chad Cleaver.

Mr. Schwab joined the Adviser in 2001 upon completion of his B.A. degree in Economics from Denison University. Mr. Schwab is also a portfolio manager for the Driehaus Emerging Markets Small Cap Growth Fund and Driehaus Global Fund. Prior to assuming portfolio manager responsibilities for certain of the Adviser’s international strategies, Mr. Schwab was an international equity analyst for the Adviser.

Co-Lead Portfolio Manager. Richard Thies has been a portfolio manager of the Driehaus Emerging Markets Growth Fund since May 1, 2016 and became a co-lead portfolio manager for the Fund on November 3, 2025. Mr. Thies previously served as an assistant portfolio manager of the Fund from May 1, 2014 to April 30, 2016. He has responsibility for making investment decisions on behalf of the Fund with Mr. Schwab and Mr. Cleaver.

Mr. Thies is also a portfolio manager of Driehaus Emerging Markets Small Cap Growth Fund and lead portfolio manager of the Driehaus Global Fund. Mr. Thies received his B.A. in international studies from Emory University and his M.A. focused in international political economy from the University of Chicago Booth School of Business. Mr. Thies began his career at the International Finance Corporation of the World Bank Group in 2005. In 2008, Mr. Thies worked for Opportunity International as a proposal writer. He then worked as an associate international economist for The Northern Trust in 2009. Mr. Thies joined the Adviser as a macro analyst in 2011.

Portfolio Manager. Chad Cleaver has been a portfolio manager of the Driehaus Emerging Markets Growth Fund since May 1, 2012. Mr. Cleaver served as the assistant portfolio manager of the Fund from May 1, 2008 to May 1, 2012. Mr. Cleaver has responsibility for making investment decisions on behalf of the Fund along with the Funds’ co-lead portfolio managers, Mr. Schwab and Mr. Thies.

Mr. Cleaver is also the lead portfolio manager of the Driehaus Emerging Markets Small Cap Growth Fund. Mr. Cleaver received his A.B. in Economics in 2000 from Wabash College. He earned his M.B.A. degree in 2004 from the Kenan-Flagler Business School at the University of North Carolina at Chapel Hill. Mr. Cleaver is a CFA® charterholder. He began his career with the Board of Governors of the Federal Reserve System. He joined the Adviser in 2004 as an investment analyst to the Fund prior to assuming assistant portfolio management responsibilities on May 1, 2008.

Driehaus Emerging Markets Small Cap Growth Fund

The following individuals are responsible for the day-to-day management of the Fund.

Lead Portfolio Manager. Chad Cleaver has managed the Driehaus Emerging Markets Small Cap Growth Fund since its inception in August 2011 and became the lead portfolio manager on May 1, 2012. Mr. Cleaver was the assistant portfolio manager for the Driehaus Emerging Markets Small Cap Growth Fund, L.P., the predecessor limited partnership to the Driehaus Emerging Markets Small Cap Growth Fund, since it commenced operations on December 1, 2008. Mr. Cleaver has responsibility for making investment decisions on behalf of the Fund. Mr. Cleaver’s background is described under “Driehaus Emerging Markets Growth Fund – Portfolio Manager.”

Portfolio Manager. Howard Schwab has managed the Driehaus Emerging Markets Small Cap Growth Fund since its inception in August 2011. Mr. Schwab was the portfolio manager for the Driehaus Emerging Markets Small Cap Growth Fund, L.P., the predecessor limited partnership to the Driehaus Emerging Markets Small Cap Growth Fund, since it commenced operations on December 1, 2008. Mr. Schwab has responsibility for making investment decisions on behalf of the Fund. Mr. Schwab’s background is described under “Driehaus Emerging Markets Growth Fund – Co-Lead Portfolio Manager.”

Portfolio Manager. Richard Thies has been a portfolio manager of the Driehaus Emerging Markets Small Cap Growth Fund since May 1, 2016. Mr. Thies has responsibility for making investment decisions on behalf of the Fund. Mr. Thies’ background is described under “Driehaus Emerging Markets Growth Fund – Co-Lead Portfolio Manager.”

Driehaus Global Fund

The following individuals are responsible for the day-to-day management of the Fund.

Lead Portfolio Manager. Richard Thies has been a portfolio manager of the Driehaus Global Fund since inception and, together with Mr. Schwab, is responsible for making investment decisions on behalf of the Fund. Mr. Thies’ background is described under “Driehaus Emerging Markets Growth Fund – Co-Lead Portfolio Manager.”

Portfolio Manager. Howard Schwab has been a portfolio manager of the Driehaus Global Fund since inception and, together with Mr. Thies, is responsible for making investment decisions on behalf of the Fund. Mr. Schwab’s background is described under “Driehaus Emerging Markets Growth Fund – Co-Lead Portfolio Manager.”

Assistant Portfolio Manager. Thomas Ansen-Wilson has been an assistant portfolio manager for the Driehaus Global Fund since April 30, 2023. He has investment decision-making responsibilities for the Fund, subject to the approval of Mr. Schwab or Mr. Thies.

Mr. Ansen-Wilson received his Bachelors of Business Administration degree from the College of William and Mary in 2009. Prior to joining the Adviser in 2014 as an analyst, he worked as a research analyst and trade support specialist at Altrinsic Global Advisors. Prior to that, he worked at GE Asset Management as a trade operations specialist. Mr. Ansen-Wilson is a CFA charterholder.

Driehaus International Small Cap Growth Fund

The following individuals are responsible for the day-to-day management of the Fund.

Portfolio Manager. Daniel Burr has been a portfolio manager for the Driehaus International Small Cap Growth Fund since May 1, 2014. He has responsibility for making investment decisions on behalf of the Fund. He is also a portfolio manager of the Driehaus International Developed Equity Fund. Mr. Burr received his B.S. in applied economics and business management from Cornell University 2000 and completed his M.B.A. in 2006 with concentrations in finance and accounting from the University of Chicago Booth School of Business. Mr. Burr is a CFA® charterholder. He began his career at First Manhattan Consulting Group as an analyst from 2000 to 2001. Prior to joining Driehaus in 2013, Mr. Burr worked at Oberweis Asset Management, leaving with the title of senior international equity analyst. He joined the Adviser in 2013.

Portfolio Manager. David Mouser has assisted in the management of Driehaus International Small Cap Growth Fund since its inception on September 17, 2007 and became a portfolio manager for the Fund on May 1, 2008. Mr. Mouser is responsible for making investment decisions on behalf of the Fund. Since September 2005, Mr. Mouser was the assistant portfolio manager for the Driehaus International Opportunities Fund, L.P., the predecessor limited partnership to the Fund.

Mr. Mouser joined the Adviser in 1999 upon completion of his B.S. degree in Finance from the University of Dayton. Prior to assuming portfolio management responsibilities, Mr. Mouser was an investment analyst with the Adviser.

Assistant Portfolio Manager. Andrew Srichandra has been an assistant portfolio manager of the Driehaus International Small Cap Growth Fund since January 3, 2023. He has investment decision-making responsibilities for the Fund, subject to the approval of Mr. Mouser or Mr. Burr.

Mr. Srichandra received his Bachelors of Commerce degree in finance from the University of Manitoba, Canada in 1997. Prior to joining the Adviser in 2007 as a senior analyst, he worked as a research analyst for Engemann Asset Management. He began his career at Mentor Capital as an analyst covering communications, media, natural resources and consumer products sectors. Additionally, he worked at IG Investment Management as an analyst focusing on the information technology sector and as a senior investment analyst at AIC Group of Funds. Mr. Srichandra is a CFA charterholder.

Assistant Portfolio Manager. Arthur Bidwill has been an assistant portfolio manager for the Driehaus International Small Cap Growth Fund since April 30, 2026. He has investment decision-making responsibilities for the Fund, subject to the approval of Mr. Mouser or Mr. Burr. Mr. Bidwill joined Driehaus in 2015 as an associate analyst. He received his B.A. in mathematical economics from Colorado College in 2012. He is a CFA® charterholder.

Driehaus International Developed Equity Fund

The following individuals are responsible for the day-to-day management of the Fund.

Portfolio Manager. Daniel Burr has been a portfolio manager for the Driehaus International Developed Equity Fund since April 30, 2024. He holds investment decision-making responsibilities for the Fund. Mr. Burr’s background is described under “Driehaus International Small Cap Growth Fund – Portfolio Manager.”

Assistant Portfolio Manager. Arthur Bidwill has been an assistant portfolio manager for the Driehaus International Developed Equity Fund since April 30, 2024. He has investment decision-making responsibilities for the Fund, subject to Mr. Burr’s approval. Mr. Bidwill’s background is described under “Driehaus International Small Cap Growth Fund – Assistant Portfolio Manager.”

Driehaus Micro Cap Growth Fund, Driehaus Small Cap Growth Fund and Driehaus Small/Mid Cap Growth Fund

The following individuals are responsible for the day-to-day management of the Funds.

Lead Portfolio Manager. Jeffrey James has been the portfolio manager for the Driehaus Micro Cap Growth Fund, the Driehaus Small Cap Growth Fund and the Driehaus Small/Mid Cap Growth Fund since each Fund’s inception, and was designated the lead portfolio manager of each Fund on January 15, 2020. Mr. James is responsible for making investment decisions on behalf of the Funds. Mr. James was the portfolio manager for the Driehaus Micro Cap Fund, L.P. since 1998 and the portfolio manager for the Driehaus Institutional Micro Cap Fund, L.P. since its inception. These are the predecessor limited partnerships to the Driehaus Micro Cap Growth Fund. Mr. James was the portfolio manager for the Driehaus Institutional Small Cap, L.P., Driehaus Small Cap Investors, L.P., Driehaus Institutional Small Cap Recovery Fund, L.P. and Driehaus Small Cap Recovery Fund, L.P. These are the predecessor limited partnerships to the Driehaus Small Cap Growth Fund.

Mr. James received his B.S. in Finance from Indiana University in 1990 and an M.B.A. from DePaul University in 1995. He began his career with Lehman Brothers in 1990. From 1991 through 1997, Mr. James worked at the Federal Reserve Bank of Chicago as an analyst. In 1997, Mr. James joined the Adviser as a sector analyst covering the information technology and energy sectors. In 1998, he assumed portfolio management duties for the Adviser’s Micro Cap Growth Strategy and in 2006 for the Adviser’s Small Cap Growth Strategy. In 2012, he assumed portfolio management for the Adviser’s Small/Mid Cap Growth Strategy.

Portfolio Manager. Michael Buck has been a portfolio manager of the Driehaus Micro Cap Growth Fund and the Driehaus Small Cap Growth Fund since January 15, 2020, and of the Driehaus Small/Mid Cap Growth Fund since its inception. Prior to becoming portfolio manager, Mr. Buck served as the assistant portfolio manager of the Driehaus Micro Cap Growth Fund and the Driehaus Small Cap Growth Fund since each Fund’s inception. Mr. Buck has investment decision-making responsibilities for the Funds, subject to Mr. James’s approval. Mr. Buck was the assistant portfolio manager of the Driehaus Micro Cap Fund, L.P. since January 1, 2009 and the Driehaus Institutional Micro Cap Fund, L.P. since its inception. These are the predecessor limited partnerships to the Driehaus Micro Cap Growth Fund. Mr. Buck was the assistant portfolio manager for the Driehaus Institutional Small Cap, L.P., Driehaus Small Cap Investors, L.P., Driehaus Institutional Small Cap Recovery Fund, L.P. and Driehaus Small Cap Recovery Fund, L.P. These are the predecessor limited partnerships to the Driehaus Small Cap Growth Fund.

Mr. Buck received a B.A. in Economics and Cello Performance from Northwestern University in 2000. Mr. Buck began his career in 2001 with Deloitte Consulting. In 2002, he joined the Adviser, where he also serves as a senior research analyst focusing on U.S. micro-cap and small-cap stocks within the consumer discretionary, consumer staples and financials sectors. Mr. Buck is a portfolio manager for the Adviser’s Micro Cap Growth Strategy, Small Cap Growth Strategy and for the Adviser’s Small/Mid Cap Growth Strategy.

Assistant Portfolio Manager. Prakash Vijayan has been an assistant portfolio manager of the Driehaus Micro Cap Growth Fund and the Driehaus Small Cap Growth Fund since January 15, 2020, and of the Driehaus Small/Mid Cap Growth Fund since the Fund’s inception. Mr. Vijayan has certain responsibilities for investment decision-making, subject to the approval of Mr. Buck or Mr. James.

Mr. Vijayan began his career as an equity research analyst for Beekman Capital Management in 2005 covering the technology, media and telecommunications sectors prior to joining Driehaus Capital Management in 2010. He received his Bachelors of Technology degree in mechanical engineering from Indian Institute of Technology in 2003 and a Masters of Science in mechanical engineering from Arizona State University in 2005. Mr. Vijayan is a CFA charterholder.

Distributor. Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, d/b/a ACA Global (“ACA Foreside”), acts as the distributor of the Trust’s shares pursuant to a Distribution Agreement, without any sales concessions or charges to the Fund or to its shareholders.

Administrator. The Northern Trust Company (“Northern Trust”) is the administrator for the Trust. In such capacity, Northern Trust assists the Trust in aspects of the Funds’ administration and operation, including certain accounting services.

Transfer Agent. Northern Trust is the agent of the Funds for the transfer of shares, disbursement of dividends and maintenance of shareholder account records.

Custodian. Northern Trust (the “Custodian”) is the custodian for the Funds. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Custodian’s global custody network or foreign depositories used by such members.

Shareholder Information

Net Asset Value

Each Fund’s net asset value is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 3:00 p.m., Central time) on each day the NYSE is open for trading. Purchases and redemptions are made at a Fund’s net asset value per share next calculated after receipt of your purchase or redemption order in good form. Net asset value per share of each class is determined by dividing the value of a Fund’s assets attributable to that class, less its liabilities attributable to that class, by the number of outstanding shares of that class of the Fund. The Funds’ holdings are typically valued using readily available market quotations and portfolio currency positions are based on exchange rates provided by an independent pricing service. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ “valuation designee” to perform all fair valuations of the Funds’ portfolio holdings, subject to the Board’s oversight. The Funds’ valuation designee has established procedures for its fair valuation of the Funds’ portfolio holdings, which address, among other things when: (i) securities cannot be priced through a readily available market quotation provided by a pricing service and no broker-dealer quotations are available or are determined not to be reasonable, or (ii) an event occurs that affects the value of a portfolio security between the time its price is determined in its local market or exchange and the close of the NYSE where the event would materially affect net asset value.

For the Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Global Fund, Driehaus International Small Cap Growth Fund, and Driehaus International Developed Equity Fund, the valuation designee uses an independent pricing service to provide fair value estimates for relevant foreign equity securities when a minimum confidence level is met. This pricing service uses correlations between the movement of prices of foreign equity securities and indices of U.S. traded securities and other indicators, such as closing prices of American Depositary Receipts and futures contracts, to determine the fair value of relevant foreign equity securities. In such cases, a Fund’s value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon the security’s sale. Because foreign securities markets may operate on days that are not business days in the U.S., the value of a Fund’s holdings may change on days when you will not be able to purchase or redeem the Funds’ shares.

Forum for Adjudication of Disputes

The Trust’s Amended and Restated By-Laws (the “By-Laws”), provide that, unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim of breach of a fiduciary duty owed by any Trustee, officer or other employee of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim arising pursuant to any provision of the Delaware Statutory Trust Act (the “Delaware Act”) or the Declaration of Trust or these By-Laws, (iv) any action to interpret, apply, enforce or determine the validity of the Declaration of Trust or these By-Laws or (v) any action asserting a claim governed by the internal affairs doctrine shall be either (a) the U.S. District Court for the District of Delaware or the Court of Chancery of the State of Delaware, or, if the Court of Chancery of the State of Delaware does not have jurisdiction, the Superior Court of the State of Delaware; or (b) the U.S. District Court for the District of Illinois or the Circuit Court of the State of Illinois (each, a “Covered Action”). The By-Laws further provide that if any Covered Action is filed in a court other than either (a) the U.S. District Court for the District of Delaware or the Court of Chancery of the State of Delaware or the Superior Court of the State of Delaware; or (b) the U.S. District Court for the District of Illinois or the Circuit Court of the State of Illinois (a “Foreign Action”) in the name of any shareholder, such shareholder shall be deemed to have consented to (i) the personal jurisdiction of the U.S. District Court for the District of Delaware or the Court of Chancery of the State of Delaware and the Superior Court of the State of Delaware or (ii) the U.S. District Court for the District of Illinois or the Circuit Court of the State of Illinois in connection with any action brought in any such courts to enforce the preceding sentence (an “Enforcement Action”) and (ii) having service of process made upon such shareholder in any such Enforcement Action by service upon such shareholder’s counsel in the Foreign Action as agent for such shareholder.

The By-Laws provide that any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust shall be (i) deemed to have notice of and consented to the provisions of the foregoing paragraph and (ii) deemed to have waived any argument relating to the inconvenience of the forums referenced above in connection with any action or proceeding described in the foregoing paragraph.

This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that it finds favorable for disputes with Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find the forum selection provision contained in the By-Laws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

Available Share Classes – Driehaus Emerging Markets Growth Fund and
Driehaus Small Cap Growth Fund

Investor Shares

The Investor class:

●	is designed for individuals, trusts, estates, corporations, endowments, foundations and other investors who purchase shares directly from the Fund or through a financial intermediary.
●	does not impose sales charges and does not make any 12b-1 fee payments to financial intermediaries.
●	may make shareholder services fee payments at an annual rate not to exceed 0.25% of the Fund’s Investor class average daily net assets.
●	generally requires a $10,000 initial minimum investment, although the minimum may be waived at the discretion of the Adviser.

Institutional Shares

The Institutional class:

●

is designed to be sold to corporations, endowments and foundations, charitable trusts, retirement plans, wrap fee plans and other programs charging asset-based fees, brokers, registered investment advisors, banks and bank trust programs, investment companies and other pooled investment vehicles and certain individuals meeting the investment minimum or other specific criteria.

●	may be purchased directly from the Fund or through a financial intermediary.
●	does not impose sales charges and does not make any shareholder services fee payments or 12b-1 fee payments to financial intermediaries.
●	generally requires a $500,000 initial minimum investment, although the minimum may be waived at the discretion of the Adviser.

All other Funds have a single share class.

Opening an Account

1)	Read this Prospectus carefully.

2)

The Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Micro Cap Growth Fund, Driehaus Small/Mid Cap Growth Fund, Driehaus Global Fund, and Driehaus International Developed Equity Fund have the following minimum investments, which may be waived at the discretion of the Adviser:

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

The Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund have the following minimum investments, which may be waived at the discretion of the Adviser:

	Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
Investor Shares	$10,000	$2,000	$2,000	$500	$100	$300
Institutional Shares	$500,000	None	$500,000	None	N/A	N/A

3)

Complete the appropriate sections of the New Account Application, carefully following the instructions. If you have questions, please contact Shareholder Services at 1-800-560-6111. Complete the appropriate sections of the application which apply to account privileges. You will automatically have telephonic redemption and exchange privileges unless you indicate on the application that you do not want these privileges. By confirming your privileges on the New Account Application, you can avoid the delay of having to submit an additional application to change your privileges.

The Funds seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

4)	Include your purchase check or call Shareholder Services at 1-800-560-6111 to initiate a wire purchase.

5)

To open an Individual Retirement Account (IRA), complete the appropriate Traditional or Roth IRA Application which may be obtained by visiting www.driehaus.com/fund-resources or by calling Shareholder Services at 1-800-560-6111. IRA investors should also read the IRA Disclosure Statement and Custodial Account Agreement for further details on eligibility, service fees, and federal tax considerations. For IRA accounts, the procedures for purchasing and redeeming shares of the Funds, and the account features, policies and fees may differ from those discussed in this Prospectus. Please contact Shareholder Services at 1-800-560-6111 for additional information.

How to Purchase Shares

1)	By Mail. Make your check payable to Driehaus Mutual Funds. The Funds accept:

●	Your personal check, preprinted with your name and address
●	Certified personal checks

for Fund share purchases under $100,000. For purchases of $100,000 or more, the Funds accept only wire transfers.

Driehaus Mutual Funds will not accept the following forms of payment for Fund shares:

●	Cash
●	Credit cards
●	Cashier’s/Official checks
●	Bank drafts
●	Third party checks
●	“Starter” checks that do not have a printed name and address on them
●	Travelers checks
●	Credit card checks
●	Money orders

Any expense incurred as a result of a returned check will be borne by the shareholder. The Fund will charge a $20 fee against your account, in addition to any loss sustained by the Fund, for any check returned for insufficient funds. If you are adding to your existing account, fill out the detachable investment slip from an account statement or indicate your Fund account number and the name(s) in which the account is registered directly on the check. Send to:

Regular Mail: Driehaus Mutual Funds P.O. Box 4766 Chicago, IL 60680-4766	Overnight Delivery: Driehaus Mutual Funds c/o Northern Trust 333 South Wabash Avenue, W-38 Chicago, IL 60604

2)	By Wire Transfer. Call Shareholder Services at 1-800-560-6111 to initiate your purchase and obtain your account number. Then wire your investment to:

The Northern Trust Co

333 South Wabash Avenue, W-38

Chicago, IL 60604

ABA #071000152

Account #: 5201683100

Shareholder Name:

Shareholder Account #DRH1083FFFAAAAAAA

*FFF is your Fund Number and AAAAAAA is your account number

3)

Through Automatic Investment Plan. Additional investments in shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds via Automated Clearing House Network Transfer (“ACH”) from your pre-designated bank account through the Automatic Investment Plan. This plan is not available for Institutional Shares.

4)

Through ACH. Additional investments in shares of the Funds may also be made at any time by authorizing the Transfer Agent to withdraw funds via ACH from your pre-designated bank account. The Funds do not accept initial investments through ACH. Instructions to purchase shares of the Funds by ACH which are received prior to close of the NYSE receive the net asset value calculated on the next business day. Instructions to purchase shares of the Funds by ACH received after the close of the NYSE receive the net asset value calculated on the second business day after receipt.

5)

Through Financial Institutions. Investors may purchase (or redeem) shares through investment dealers or other financial institutions. The institutions may charge for their services or place limitations on the extent to which investors may use the services offered by the Funds. There are no charges or limitations imposed by the Funds, other than those described in this Prospectus, if shares are purchased (or redeemed) directly from the Funds. However, unless waived, the Driehaus Micro Cap Growth Fund will deduct 2.00% from the redemption amount if you sell your shares within 60 days after purchase.

New investors who would like to participate in the Automatic Investment Plan (not available for the Institutional Shares) or make additional investments in shares of the Funds by ACH should complete the appropriate section of the account application and mail it to Driehaus Mutual Funds at the address included in the “By Mail” section above. Current investors should complete the Optional Account Services Form to add either or both privileges to their account(s). To obtain either form, call Shareholder Services at 1-800-560-6111 or visit www.driehaus.com/fund-resources.

Financial Intermediaries and Shareholder Servicing

Financial institutions that enter into a sales agreement with the Adviser, ACA Foreside or the Trust (“Intermediaries”) may accept purchase and redemption orders on behalf of the Funds. If communicated in accordance with the terms of the sales agreement, a purchase or redemption order will be deemed to have been received by the Funds when the Intermediary receives the order. In certain instances, an Intermediary may designate other third-party financial institutions (“Sub-Designees”) to receive orders from their customers on the Funds’ behalf. The Intermediary is liable to the Funds for its compliance with the terms of the sales agreement and the compliance of each Sub-Designee. All orders will be priced at the applicable Fund’s net asset value next computed after they are received by the Intermediary or Sub-Designee, provided that such orders are communicated in accordance with the terms of the applicable sales agreement.

Certain Intermediaries may enter purchase orders on behalf of their customers by telephone, with payments to follow within several days as specified in their sales agreement. Such purchase orders will be effected at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the Intermediary to place the order on a timely basis. If payment is not received within the time specified in the agreement, the Intermediary could be held liable for any fees or losses resulting from the cancellation of the order.

An investor transacting in Fund shares may be required to pay their Intermediary a commission for executing such transactions.

Some Intermediaries charge a fee for shareholder administrative and/or sub-transfer agency services (“shareholder services”) that they provide to Fund shareholders on a Fund’s behalf. These shareholder services may include transfer agent and sub-transfer agent services, aggregating and processing purchase and redemption orders, providing periodic statements, receiving and transmitting funds, processing dividend payments, providing sub-accounting services, forwarding shareholder communications, receiving, tabulating and transmitting proxies, responding to inquiries and performing such other related services as a Fund may request. The fee may be based on the number of accounts or may be a percentage, currently up to 0.40% annually, of the average value of accounts for which the Intermediary provides services.

The Driehaus Emerging Markets Growth Fund’s Investor Shares and the Driehaus Small Cap Growth Fund’s Investor Shares have each adopted a Shareholder Services Plan that authorizes each Fund to make payments to Intermediaries or to reimburse the Adviser for payments to Intermediaries for shareholder services provided on behalf of the Fund. Each Shareholder Services Plan allows for annual payments not to exceed 0.25% of the Investor class. These shareholder services fees paid by the Funds are reflected in the “Other Expenses” line that appears in the Funds’ fee table in the Fund Summary section.

The Adviser makes payments to Intermediaries for providing shareholder servicing or distribution related activities. As discussed above, the Driehaus Emerging Markets Growth Fund’s and the Driehaus Small Cap Growth Fund’s Investor Shares reimburse the Adviser for payments it makes to Intermediaries for shareholder services at a rate not to exceed 0.25% of each Fund’s Investor class average daily net assets. The Adviser makes payments that are in excess of the amounts reimbursed by the Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund. No payments are made by the Funds for distribution related activities of the Funds.

The Driehaus Emerging Markets Growth Fund’s and Driehaus Small Cap Growth Fund’s Institutional Shares and the Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Global Fund, Driehaus International Small Cap Growth Fund, Driehaus Micro Cap Growth Fund, Driehaus Small/Mid Cap Growth Fund, and Driehaus International Developed Equity Fund do not pay fees to Intermediaries or reimburse the Adviser for payments it makes to Intermediaries in connection with shareholder administrative and/or sub-transfer agency services or any other services that an Intermediary may provide to its clients.

General Purchase Information

Shares of each Fund are offered only to residents of states and other jurisdictions in which the shares are available for purchase. The Funds do not generally sell shares to persons or entities, including foreign financial institutions, foreign shell banks and private banking accounts, residing outside the U.S., its territories and possessions, even if they are U.S. citizens or lawful permanent residents, except to persons with U.S. military APO or FPO addresses. However, under limited circumstances, the Funds reserve the right to sell shares to such persons or entities residing outside of the U.S., its territories and possessions. The Funds reserve the right not to accept any purchase order. The Funds also reserve the right to change their investment minimums without notice. For all purchases, confirmations are sent to the investor in writing except purchases made by reinvestment of dividends, which will be confirmed quarterly.

“Buying a Dividend.” Unless you are a tax-exempt entity or are purchasing Fund shares through a tax-advantaged account (such as a 401(k) or an IRA), buying Fund shares at a time when a Fund has undistributed income or gains can cost you money in taxes. See “Distributions and Taxes – Buying a Distribution” below. Contact the Fund for information concerning when distributions will be paid.

Shares purchased by check are subject to a 10 business day escrow period to ensure payment to the relevant Fund. Shares purchased by ACH are subject to a 5 business day escrow period to ensure payment to the relevant Fund. The proceeds of shares redeemed during the escrow period will be released after expiration of the escrow period.

Driehaus Small Cap Growth Fund. The Driehaus Small Cap Growth Fund is closed to most new investors and certain existing investors. You may purchase Fund shares and reinvest dividends and capital gains you receive on your holdings of Fund shares in additional shares of the Fund if you are:

●	A current Fund Shareholder;
●

A participant in a qualified retirement plan that offers the Fund as an investment option or that has the same or a related plan sponsor as another qualified retirement plan that offers the Fund as an investment option; or

●	A financial advisor or registered investment adviser whose clients have Fund accounts.

You may open a new account in the Fund if you:

●	Are an employee of the Adviser or its affiliates or a Trustee of the Driehaus Mutual Funds;
●

Hold Shares of the Fund in another account, provided your new account and your existing account are registered under the same address of record, the same primary Social Security Number or Taxpayer Identification Number, the same name(s), and the same beneficial owner(s); or

●	Are a financial advisor or registered investment adviser whose clients have Fund accounts.

These restrictions apply to investments made directly through the Fund, as well as investments made through intermediaries. Intermediaries that maintain omnibus accounts are not allowed to open new sub-accounts for new investors, unless the investor meets the criteria listed above. Once an account is closed, additional investments will not be accepted unless you meet the criteria listed above. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. The Fund reserves the right to (i) eliminate any of the exceptions listed above and impose additional restrictions on purchases of Fund shares; and (ii) make additional exceptions that, in the Adviser’s judgment, do not adversely affect its ability to manage the Fund.

Driehaus Micro Cap Growth Fund. Driehaus Micro Cap Growth Fund is closed to most new investors and certain existing investors. You may purchase Fund shares and reinvest dividends and capital gains you receive on your holdings of Fund shares in additional shares of the Fund if you are:

●	A current Fund Shareholder;
●

A participant in a qualified retirement plan that offers the Fund as an investment option or that has the same or a related plan sponsor as another qualified retirement plan that offers the Fund as an investment option; or

●	A financial advisor or registered investment adviser whose clients have Fund accounts.

You may open a new account in the Fund if you:

●	Are an employee of the Adviser or its affiliates or a Trustee of the Driehaus Mutual Funds;
●

Hold Shares of the Fund in another account, provided your new account and your existing account are registered under the same address of record, the same primary Social Security Number or Taxpayer Identification Number, the same name(s), and the same beneficial owner(s); or

●	Are a financial advisor or registered investment adviser whose clients have Fund accounts.

These restrictions apply to investments made directly through the Fund, as well as investments made through intermediaries. Intermediaries that maintain omnibus accounts are not allowed to open new sub-accounts for new investors, unless the investor meets the criteria listed above. Once an account is closed, additional investments will not be accepted unless you meet the criteria listed above. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. The Fund reserves the right to (i) eliminate any of the exceptions listed above and impose additional restrictions on purchases of Fund shares; and (ii) make additional exceptions that, in the Adviser’s judgment, do not adversely affect its ability to manage the Fund.

How to Redeem Shares

1)	By Mail. Shareholders may sell shares by writing the Funds at the following address:

Regular Mail: Driehaus Mutual Funds P.O. Box 4766 Chicago, IL 60680-4766	Overnight Delivery: Driehaus Mutual Funds c/o Northern Trust 333 South Wabash Avenue, W-38 Chicago, IL 60604

Certain requests for redemption must be signed by the shareholder with a signature guarantee. See “Shareholder Services and Policies — Medallion Signature Guarantees” below. Redemption proceeds will be net of any applicable redemption fees.

2)

By Telephone. You will automatically have the telephone redemption by check privileges when you open your account unless you indicate on the application that you do not want this privilege. You may also have redemption proceeds sent directly to your bank account by wire or ACH if you mark the appropriate box(es) and provide your bank information on your application. If you are a current shareholder, you should complete the Optional Account Services Form to add these additional redemption options to your account. You may make a telephone redemption request for up to $100,000 by calling Shareholder Services at 1-800-560-6111 and providing your account number, the exact name of your account and your social security or taxpayer identification number. See “General Redemption Information” below for specific information on payment of redemption proceeds under each payment option. The Funds reserve the right to suspend or terminate the telephone redemption privilege at any time.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose address has changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record or wired or electronically transferred to a bank account previously designated by you in writing.

3)

By Wire Transfer. If you have chosen the wire redemption privilege, you may request the Funds to transmit your proceeds by Federal Funds wire to a bank account previously designated by you in writing and not changed within the past 30 days. See “General Redemption Information — Execution of Requests” below.

4)

Through ACH. Your redemption proceeds less any applicable redemption fee, can be electronically transferred to your pre-designated bank account on or about the date of your redemption. There is no fee associated with this redemption payment method.

5)

Through Financial Institutions. If you bought your shares through a financial institution and these shares are held in the name of the financial institution, you must redeem your shares through the financial institution. Please contact the financial institution for this service.

General Redemption Information

Institutional and Fiduciary Account Holders. Institutional and fiduciary account holders, such as corporations, custodians, executors, administrators, trustees or guardians, must submit, with each request, a completed certificate of authorization in a form of resolution acceptable to the Funds. The request must include other supporting legal documents as required from organizations, executors, administrators, trustees or others acting on accounts not registered in their names. For more information, please contact Shareholder Services at 1-800-560-6111.

Cancellation. A shareholder may not cancel or revoke a redemption order once instructions have been received and accepted. The Funds cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

Redemptions by the Funds. The Funds reserve the right to redeem shares in any account and send the proceeds to the owner if, immediately after a redemption, the shares in the account do not have the Minimum Account Value as shown below:

Fund	Minimum Account Value	Minimum IRA Account Value
Driehaus Emerging Markets Growth Fund – Investor Shares	$ 5,000	$ 1,500
Driehaus Emerging Markets Growth Fund – Institutional Shares	$ 250,000	$ 250,000
Driehaus Emerging Markets Small Cap Growth Fund	$ 5,000	$ 1,500
Driehaus Global Fund	$ 5,000	$ 1,500
Driehaus International Small Cap Growth Fund	$ 5,000	$ 1,500
Driehaus International Developed Equity Fund	$ 5,000	$ 1,500
Driehaus Micro Cap Growth Fund	$ 5,000	$ 1,500
Driehaus Small Cap Growth Fund – Investor Shares	$ 5,000	$ 1,500
Driehaus Small Cap Growth Fund – Institutional Shares	$ 250,000	$ 250,000
Driehaus Small/Mid Cap Growth Fund	$ 5,000	$ 1,500

A shareholder would be notified that the account is below the minimum and would have 30 days to increase the account before the account is redeemed. For Institutional Shares purchased directly from the Driehaus Emerging Markets Growth Fund and the Driehaus Small Cap Growth Fund, the Funds reserve the right to automatically convert Institutional Shares in your account to Investor Shares rather than redeem those shares if your account falls below $250,000. The Funds would notify you if they intend to convert your shares and you would have 30 days to increase the account before the shares are converted. If your shares are converted, the conversion will have no effect on the value of your investment in Institutional Shares of the Funds at the time of conversion. However, the number of shares you own after the conversion may be greater or lower than the number of shares you owned before the conversion, depending on the net asset value of the Investor Shares compared to the Institutional Shares. Shareholders of the Driehaus Emerging Markets Growth Fund and the Driehaus Small Cap Growth Fund generally will not recognize gain or loss for federal income tax purposes on the conversion of their Institutional Shares to Investor Shares of the Funds.

In-Kind Redemptions. The Funds generally intend to pay all redemptions in cash. However, the Funds may pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities, if your requests over a 90-day period total more than $250,000 or 1.00% of the net assets of the relevant Fund, whichever is less, during normal and stressed market conditions. An in-kind redemption is taxable for federal income tax purposes in the same manner as a redemption for cash.

Execution of Requests. If an order is placed prior to the close of regular trading on the NYSE (normally 3:00 p.m., Central time) on any business day, the purchase of shares is executed at the net asset value determined as of the closing time that day. If the order is placed after that time, it will be effected on the next business day.

A redemption order will be executed at the price which is the net asset value determined after proper redemption instructions are received, minus the redemption fee, if applicable. The redemption price received depends upon the Fund’s net asset value per share at the time of redemption and any applicable redemption fee. Therefore, it may be more or less than the price originally paid for the shares and may result in a recognized capital gain or loss for federal income tax purposes.

The Driehaus Micro Cap Growth Fund will deduct a redemption fee of 2.00% from the redemption amount for shareholders who sell their shares within 60 days of purchase. This fee is paid to the Fund and is designed to offset the commission costs, market impact costs, tax consequences to the Fund, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption fees may be waived in certain circumstances, see “Policies and Procedures Regarding Frequent Purchases and Redemptions” below. For shareholders who purchased shares on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares that were acquired through reinvestment of distributions.

The Funds typically expect to pay redemption proceeds, less any applicable fees (including redemption fees), as follows:

1)	PAYMENT BY CHECK – Normally mailed within seven days of redemption to the address of record.

2)	PAYMENT BY WIRE – Normally sent via the Federal Wire System on the next business day after redemption ($15 wire fee applies) to your pre-designated bank account.

3)	PAYMENT BY ACH – Normally sent by ACH on or about the date of your redemption to your pre-designated bank account. Please consult your financial institution for additional information.

If it is in the best interest of the Funds to do so, the Funds may take up to seven days to pay proceeds from shares redeemed. The redemption price will be determined as of the time proper redemption instructions are received, in the manner described above, even if a Fund delays payment of the proceeds. For payments sent by wire or ACH, the Funds are not responsible for the efficiency of the federal wire or ACH systems or the shareholder’s financial services firm or bank. The shareholder is responsible for any charges imposed by the shareholder’s financial services firm or bank. Payment for shares redeemed within 10 business days after purchase by personal check or 5 business days after purchase by ACH will be delayed until the applicable escrow period has expired. Shares purchased by certified check or wire are not subject to the escrow period.

The Funds typically expect to effect sales of portfolio assets and use cash or cash equivalents to meet their redemption requests. In normal and stressed market conditions, the Funds may also access amounts available to them under their line of credit to meet redemption requests, if necessary, and the Funds may effect an “in-kind redemption” under the circumstances described above. The Funds may use redemption fees to help mitigate dilution and address transaction costs associated with shareholder activity.

Policies and Procedures Regarding Frequent Purchases and Redemptions

Frequent and short-term trading in shares of the Funds, known as “market timing,” can harm long-term Fund shareholders. Such short-term trading activity can result in increased costs to the Funds for buying and selling portfolio securities and also can disrupt portfolio management strategies when the Funds need to maintain cash or liquidate portfolio holdings to meet redemptions. The Funds, except the Driehaus Small Cap Growth Fund, Driehaus Micro Cap Growth Fund, and Driehaus Small/Mid Cap Growth Fund may be particularly susceptible to risks of short-term trading because they invest in foreign securities. Time zone differences among international stock markets may motivate investors to attempt to exploit the use of prices based on closing prices of foreign securities exchanges (“time zone arbitrage”). The Funds’ valuation procedures seek to minimize investors’ ability to engage in time zone arbitrage in the Funds. See “Net Asset Value” above.

The Trust’s Board of Trustees has adopted policies and procedures in an effort to discourage and prevent market timing, which do not accommodate frequent purchases and redemptions of shares. The Trust imposes a 2.00% redemption fee on redemptions (including exchanges) of shares of the Driehaus Micro Cap Growth Fund made within 60 days of their purchase. This redemption fee was imposed to reduce the impact of costs resulting from short-term trading and to deter market timing activity. The Driehaus Micro Cap Growth Fund will waive the redemption fee in certain circumstances, including for certain retirement plan investors, for certain omnibus accounts when the Intermediary collects the fee at the sub-account level and remits it to the Fund, for investors in certain wrap programs and otherwise, at the Fund’s discretion. The Fund reserves the right to modify or terminate the waiver at any time.

The Funds’ Adviser or its designee receives trading activity information from the Transfer Agent and monitors Fund inflows and outflows for suspected market timing activity using certain activity thresholds. The Adviser or its designee monitors the trading activity of direct shareholders and trading activity through Intermediaries, as well as instances in which the Funds receive a redemption fee from a direct shareholder or Intermediary account. The Adviser may rely on one or more service providers to perform the obligations described above. This monitoring may result in the Funds’ rejection or cancellation of future purchase or exchange transactions in that shareholder’s account(s) without prior notice to the shareholder. Under current procedures, such rejection or cancellation would occur within one business day after the Adviser identifies the suspected market timing activity. The Funds also may limit the number of exchanges a shareholder can make between the Funds.

Shares of the Funds may be purchased directly from the Funds (through the Transfer Agent) or through omnibus arrangements with broker-dealers or other Intermediaries that aggregate shareholder transactions. The Funds do not know the identity of the beneficial owners of many of the accounts opened through Intermediaries and consequently rely on the Intermediaries to comply with the Funds’ policies and procedures on frequent purchases and redemptions. In some instances, the Funds allow an Intermediary to impose frequent trading restrictions that differ from those of the Funds. Investors who purchase shares through an Intermediary should review any disclosures provided by the Intermediary with which they have an account to determine what frequent trading restrictions may apply to their account. The Funds may direct any Intermediary to block any shareholder account from future trading in the Funds if market timing is suspected or discovered.

Shareholders seeking to engage in market timing activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent such trading, there is no guarantee that the Funds or Intermediaries will be able to identify these shareholders or curtail their market timing activity.

Shareholder Services and Policies

Exchanging Shares. Any shares of a Fund that you have held for the applicable escrow period may be exchanged for shares of any other Driehaus Mutual Fund in an identically registered account, provided the Fund(s) is (are) available to you for purchase, the Fund(s) to be acquired is (are) registered for sale in your state of residence and you have met the minimum initial investment requirements. Procedures applicable to the purchase and redemption of a Fund’s shares are also applicable to exchanging shares, including the prices that you receive and pay for the shares you exchange. You will automatically have the ability to exchange shares of any Driehaus Mutual Fund, subject to the qualifications noted above, by telephone unless you indicate on your application that you do not want this privilege. The Funds reserve the right to limit the number of exchanges between Funds and to reject any exchange order. The Funds reserve the right to modify or discontinue the exchange privilege at any time upon 60 days’ written notice. For federal income tax purposes, an exchange is treated the same as a sale and you may recognize a capital gain or loss upon an exchange, depending upon the cost or other basis of the shares exchanged. With respect to the Driehaus Micro Cap Growth Fund, the 2.00% redemption fee also applies to shareholders who exchange their shares for any other Driehaus Mutual Fund shares within 60 days of purchase.

You may also exchange shares of one class of the Driehaus Emerging Markets Growth Fund or the Driehaus Small Cap Growth Fund for a different class of shares offered by the same Fund, provided that you meet the eligibility requirements for that class, including the minimum investment requirements. For federal income tax purposes, an exchange of shares of a Fund directly for shares of a different class of the same Fund generally will not result in recognition of a gain or loss by the exchanging shareholder.

Medallion Signature Guarantees. A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account activity. In addition to certain signature requirements, a medallion signature guarantee is required, unless such requirement is waived by the Adviser, in any of the following circumstances:

●	A redemption request is over $100,000.
●	A redemption check is to be made payable to anyone other than the shareholder(s) of record or the name has been changed within 30 days of the request.
●	A redemption check is to be mailed to an address other than the address of record or the address has been changed within 30 days of the request.
●	A redemption amount is to be wired to a bank other than one previously authorized.
●	To add or change bank information for wire or ACH transactions on an existing account.

At the Funds’ discretion, medallion signature guarantees also may be required for other transactions or changes to your account. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP), and the New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not part of these programs will not be accepted.

Telephone Transactions. Shareholders will automatically have telephone redemption by check and exchange privileges unless they indicate on their account application that they do not want these privileges. Shareholders may initially purchase shares by telephone via bank wire. Shareholders engaging in telephone transactions should be aware of the risks associated with these types of transactions as compared to written requests. Although the Funds employ reasonable procedures to confirm that instructions received by telephone are genuine, a shareholder authorizing a transaction by telephone bears the risk of any resulting losses, unless the Funds or their service providers fail to employ these measures. In such cases, the Funds or their service providers may be liable for losses arising from unauthorized or fraudulent instructions. In addition, the Funds reserve the right to record all telephone conversations. Confirmation statements for telephone transactions should be reviewed for accuracy immediately upon receipt by the shareholder.

Delivery of Written Requests. Neither the U.S. Postal Service nor other independent delivery services are agents of the Funds. Therefore, deposits in the mail or with such services or receipt at the Funds’ post office box of purchase orders and redemption requests do not constitute receipt by the Transfer Agent.

Unusual Circumstances. During times of unusual economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In addition, in unusual circumstances, a Fund may temporarily suspend the processing of redemption requests or may postpone payment of proceeds for up to seven days or longer as allowed by federal securities laws. In the event that you are unable to reach the Funds by telephone, requests may be mailed to the Funds at the address listed in “How to Redeem Shares.”

A Note on Mailing Procedures. In order to provide greater convenience to our shareholders and cost savings to the Funds by reducing the number of duplicate shareholder mailings, only one copy of most proxy statements, financial reports, notices and prospectuses will be mailed to households, even if more than one person in a household holds shares of a Fund. Separate shareholder statements will continue to be mailed for each Fund account. If you want additional copies or do not want your mailings to be “householded,” please call Shareholder Services at 1-800-560-6111 or write to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766.

Dividend Policies

Reinvestment of Distributions. Dividends and distributions payable by a Fund are automatically reinvested in additional shares of such Fund unless the investor indicates otherwise on the application or subsequently notifies the Fund, in writing, of the desire to not have dividends automatically reinvested. Reinvested dividends and distributions are treated the same for federal income tax purposes as dividends and distributions received in cash. If the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the Funds reserve the right to reinvest your distribution check in your account at the net asset value on the day of the reinvestment and to reinvest all subsequent distributions in shares of the applicable Fund. Interest will not accrue on amounts represented by uncashed distribution or redemption checks.

Distributions and Taxes

Payment of Dividends and Other Distributions. Each Fund is treated as a separate corporation under the Internal Revenue Code of 1986, as amended, (the “Code”), and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, a Fund pays no federal income tax on the income and gains from investments it distributes to you in a timely manner in the form of dividends. You will generally be subject to federal income tax on such distributions unless you qualify for special tax treatment. Each Fund pays its shareholders dividends from its investment company taxable income (determined without regard to the deduction for dividends paid), and distributions from any recognized net capital gains (i.e., the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryforwards available from prior years). Dividends and distributions are generally paid once a year. Each Fund intends to distribute at least 98% of any ordinary income for the calendar year (not taking into account any capital gains or losses), plus 98.2% of capital gain net income recognized during the 12-month period generally ending October 31 in that year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), if any. Each Fund intends to distribute any undistributed ordinary income and capital gain net income retained from a previous calendar year that was not distributed during such calendar year in the following calendar year.

Because the Driehaus Small Cap Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Micro Cap Growth Fund and Driehaus Global Fund succeeded to the tax basis of the assets of its predecessor limited partnership(s), shareholders should be aware that, as portfolio securities that were received from the limited partnership(s) are sold, any capital gain that existed at the time the Fund acquired the securities from the limited partnership(s), along with any appreciation that occurred while the Fund held the securities, may be recognized by the Fund, and such recognized gain, if any, will be distributed to Fund shareholders as dividends or distributions and will be taxable to them for federal income tax purposes.

Federal Income Tax Status of Dividends and Other Distributions. Distributions by a Fund of investment company taxable income (determined without regard to the deduction for dividends paid) to U.S. shareholders are generally subject to federal income tax at ordinary income tax rates. However, a portion of such distributions that were derived from certain corporate dividends may qualify for either the 50% dividends received deduction available to corporate U.S. shareholders under the Code, or the reduced rates of federal income taxation for “qualified dividend income” currently available to U.S. shareholders that are individuals and other noncorporate U.S. shareholders under the Code, provided in both cases such U.S. shareholders meet certain holding periods and other requirements are satisfied in respect of the Fund’s shares and the Fund also meets the same holding period and other requirements. However, dividends received by a Fund from foreign corporations are not expected to qualify for the dividends received deduction and dividends received from certain foreign corporations may not qualify for treatment as qualified dividend income. Distributions of net capital gains, if any, are generally taxable to U.S. shareholders as long-term capital gains for federal income tax purposes regardless of how long a U.S. shareholder has held shares of a Fund. Long-term capital gains are taxable to U.S. shareholders that are individuals and other noncorporate U.S. shareholders at a maximum federal income tax rate of 20%. The U.S. federal income tax status of all distributions will be designated by a Fund and reported to its shareholders annually. Distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared to shareholders of record in the last three months of the calendar year and paid in the following January are taxable as if paid on December 31 of the year declared.

In addition, an additional 3.8% Medicare contribution tax is imposed on certain net investment income (including dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of certain U.S. shareholders that are individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into income tax treaties with many foreign countries that generally entitle each Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries will fluctuate and the extent to which foreign tax will be reduced and refunds will be recovered is uncertain. Each Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

To the extent that a Fund is liable for foreign income taxes, the Fund may make an election under the Code to “pass through” to the Fund’s shareholders foreign income taxes paid if the Fund meets certain requirements,, but there can be no assurance that the Fund will qualify to make, or will make if eligible, such election. It is not expected that the Driehaus Micro Cap Growth Fund, the Driehaus Small Cap Growth Fund, nor the Driehaus Small/Mid Cap Growth Fund will qualify to make such election. If this election is made, shareholders will generally be able to claim a credit or deduction (subject to certain limitations) on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the income taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Under the Code, no deduction for foreign taxes may be claimed by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may be able to claim a credit for foreign taxes paid and, in any event, will be treated as having taxable income in the amount of the shareholder’s pro rata share of foreign taxes paid by the Fund. If a Fund is not eligible or is eligible and chooses to not make such an election, the foreign taxes paid by the Fund will reduce the Fund’s net investment income. In such a case, shareholders of such Fund will not be able to claim either a credit or a deduction for their pro rata portion of such foreign taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such foreign taxes paid.

Buying a Distribution. If you buy shares of a Fund just before the Fund makes a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which may be subject to federal income tax as described above. In addition, a Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when a Fund has a negative return.

Redemption of Fund Shares. Unless a shareholder is a tax-exempt investor or investing through a tax-advantaged account, a redemption or exchange of Fund shares is generally considered a taxable event for U.S. federal income tax purposes. Depending on the purchase price and the sale price of the shares redeemed or exchanged, a U.S. shareholder may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the U.S. shareholder held the shares for more than one year. If the U.S. shareholder held the shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gain is taxable at ordinary income tax rates for U.S. federal income tax purposes. Shareholders may be limited in their ability to utilize capital losses. Any loss recognized on sales or exchanges of Fund shares held six months or less will be treated as a long-term, rather than short term, capital loss to the extent of any long-term capital gain distributions received (or deemed received) by the U.S. shareholder with respect to such shares. For U.S. federal income tax purposes, an exchange of shares of a Fund directly for shares of a different class of the same Fund generally will not result in recognition of a gain or loss by the exchanging U.S. shareholder.

Backup Withholding. A Fund may be required to withhold federal income tax (“backup withholding”) at a flat 24% rate from dividends, distributions, sales proceeds redemption proceeds, and any other payments paid to certain shareholders. Backup withholding may be required if:

●	An investor fails to furnish the Fund with the investor’s properly certified social security or other taxpayer identification number;
●

An investor fails to properly certify that the investor’s taxpayer identification number is correct or that the investor is not subject to backup withholding due to the underreporting of certain income; or

●	The Internal Revenue Service (“IRS”) informs the Fund that the investor’s taxpayer identification number is incorrect or that the investor is subject to backup withholding.

Cost Basis Reporting. The Funds are required to report to the IRS, and to furnish to Fund shareholders, detailed cost basis and holding period information for Fund shares acquired on or after January 1, 2012 (“covered shares”), that are redeemed on or after that date. These requirements do not apply to investments through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you redeem covered shares during any year, the Funds will report the following information to the IRS and to you on Form 1099-B: (i) the cost basis of such shares, (ii) the gross proceeds you received on the redemption, and (iii) the holding period for the redeemed shares. The Funds’ default method for calculating the cost basis of covered shares is the average cost basis. You should contact your tax or other advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method other than the default average cost basis. If you wish to change your cost basis methodology, please see the Cost Basis Election Form at www.driehaus.com/fund-resources or call 1-800-560-6111. If you hold your Fund shares through a financial intermediary, please contact your representative regarding the reporting of cost basis and available elections for your account.

Taxation of Non-U.S. Shareholders. Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by an applicable income tax treaty. To avoid or reduce withholding, a non-US shareholder will be required to provide an applicable IRS Form W-8 or other applicable form.

Certifications of federal income tax status are contained in the account application that should be completed and returned when opening an account. Each Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for a Fund to reimburse a non-U.S. shareholder for amounts withheld. A non-U.S. shareholder may, however, claim the amount withheld as a credit on such shareholder’s federal income tax return, provided certain information is timely provided to the IRS.

As with any investment, you should consider how your investment in shares of a Fund will be taxed. The foregoing discussion summarizes certain U.S. federal income tax consequences solely for shareholders (i) who are beneficial owners of the shares of a Fund, (ii) hold such shares as capital assets and (iii) are United States persons (as such term is defined in the Code) other than partnerships and other than investors that are subject to special tax treatment (such as financial institutions, real estate investment trusts, RICs and retirement plans), except as otherwise specifically provided herein. The foregoing discussion is only a general summary as of April 30, 2026 of some of the important federal income tax considerations affecting you as a shareholder. It is not intended to be a full discussion of all federal income tax laws and their effect on shareholders. Shareholders should consult their tax advisors as to the federal, state, local and foreign tax consequences of ownership of any Fund shares before making an investment in a Fund.

Financial Highlights — Driehaus Emerging Markets Growth Fund – Investor Shares

The financial highlights table is intended to help you understand the Fund’s Investor Shares financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from the financial statements which have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR filed with the SEC, which is available, without charge, upon request.

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$36.84	$34.58	$31.69	$41.20	$49.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.55	0.44	0.45	0.28	(0.07)
Net realized and unrealized gain (loss) on investments	10.45	2.15	3.07	(9.56)	(0.93)
Total income (loss) from investment operations	11.00	2.59	3.52	(9.28)	(1.00)
LESS DISTRIBUTIONS:
Net investment income	(0.80)	(0.33)	(0.63)	(0.20)	—
Net realized gain	—	—	—	(0.03)	(6.89)
Total distributions	(0.80)	(0.33)	(0.63)	(0.23)	(6.89)
Redemption fees added to paid-in capital	—	—	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$47.04	$36.84	$34.58	$31.69	$41.20
Total Return	29.92%	7.47%	11.14%	(22.54)%	(1.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$601,677	$562,555	$570,927	$572,323	$844,522
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.14%	1.21%	1.30%	1.35%	1.29%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3]	1.13%	1.20%	1.29%	1.34%	1.28%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3]	1.35%	1.17%	1.37%	0.81%	(0.13)%
Portfolio turnover	137%	118%	126%	160%	169%

1	Net investment income (loss) per share has been calculated using the average shares method.

2	Amount represents less than $0.01 per share.

3	Such ratios are net of fees paid indirectly. The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2021, 2022, 2023, 2024 and 2025.

Financial Highlights — Driehaus Emerging Markets Growth Fund – Institutional Shares

The financial highlights table is intended to help you understand the Fund’s Institutional Shares financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from the financial statements which have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR filed with the SEC, which is available, without charge, upon request.

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.07	$34.80	$31.88	$41.36	$49.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.66	0.53	0.54	0.37	0.05
Net realized and unrealized gain (loss) on investments	10.51	2.16	3.09	(9.61)	(0.94)
Total income (loss) from investment operations	11.17	2.69	3.63	(9.24)	(0.89)
LESS DISTRIBUTIONS:
Net investment income	(0.90)	(0.42)	(0.71)	(0.21)	—
Net realized gain	—	—	—	(0.03)	(6.89)
Total distributions	(0.90)	(0.42)	(0.71)	(0.24)	(6.89)
Redemption fees added to paid-in capital	—	—	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$47.34	$37.07	$34.80	$31.88	$41.36
Total Return	30.22%	7.72%	11.42%	(22.36)%	(1.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$3,503,121	$2,582,554	$2,008,578	$1,484,392	$1,482,582
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.90%	0.97%	1.08%	1.12%	1.07%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3]	0.89%	0.96%	1.07%	1.11%	1.06%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3]	1.59%	1.40%	1.61%	1.07%	0.10%
Portfolio turnover	137%	118%	126%	160%	169%

1	Net investment income (loss) per share has been calculated using the average shares method.

2	Amount represents less than $0.01 per share.

3	Such ratios are net of fees paid indirectly. The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2021, 2022, 2023, 2024 and 2025.

Financial Highlights — Driehaus Emerging Markets Small Cap Growth Fund

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from the financial statements which have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR filed with the SEC, which is available, without charge, upon request.

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.69	$19.00	$17.43	$22.11	$19.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.12	0.14	0.16	0.09	0.06
Net realized and unrealized gain (loss) on investments	5.08	2.70	1.62	(4.77)	2.98
Total income (loss) from investment operations	5.20	2.84	1.78	(4.68)	3.04
LESS DISTRIBUTIONS:
Net investment income	(0.59)	(0.15)	(0.21)	—	(0.01)
Total distributions	(0.59)	(0.15)	(0.21)	—	(0.01)
Redemption fees added to paid-in capital	—	—	0.00 [1]	0.00 [1]	0.00 [1]
Net asset value, end of period	$26.30	$21.69	$19.00	$17.43	$22.11
Total Return	24.06%	14.94%	10.23%	(21.17)%	15.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$138,984	$124,883	$107,814	$102,629	$116,644
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.30%	1.32%	1.36%	1.44%	1.37%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[2,3]	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3]	0.51%	0.69%	0.78%	0.53%	0.28%
Portfolio turnover	82%	95%	161%	149%	178%

1	Amount represents less than $0.01 per share.

2

Such ratios are net of fees paid indirectly. The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01%, 0.00%, 0.00%, 0.00% and 0.01% for the years 2021, 2022, 2023, 2024 and 2025.

3

Effective December 31, 2020, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 1.24% of average daily net assets until April 30, 2026.

Financial Highlights — Driehaus Global Fund

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from the financial statements which have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR filed with the SEC, which is available, without charge, upon request.

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.57	$13.34	$11.33	$14.25	$15.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.13	0.09	0.17	0.22	0.12
Net realized and unrealized gain (loss) on investments	3.35	3.44	2.03	(2.90)	(0.21)
Total income (loss) from investment operations	3.48	3.53	2.20	(2.68)	(0.09)
LESS DISTRIBUTIONS:
Net investment income	(0.14)	(0.09)	(0.19)	(0.24)	(0.22)
Net realized gain	(2.20)	(1.21)	—	—	(0.61)
Total distributions	(2.34)	(1.30)	(0.19)	(0.24)	(0.83)
Redemption fees added to paid-in capital	—	—	0.00 [1]	0.00 [1]	—
Net asset value, end of period	$16.71	$15.57	$13.34	$11.33	$14.25
Total Return	22.59%	26.48%	19.46%	(18.86)%	(0.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$69,376	$60,376	$52,492	$46,642	$57,728
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.84%	0.91%	1.13%	1.36%	1.31%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[2,3]	0.75%	0.75%	0.83%	0.99%	0.99%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3]	0.77%	0.55%	1.32%	1.90%	0.92%
Portfolio turnover	119%	109%	179%	92%	101%

1	Amount represents less than $0.01 per share.

2

Effective April 30, 2023, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 0.75% of average daily net assets until April 30, 2026. From May 1, 2019 to April 29, 2023, the annual operating expense limitation was 0.99%.

3	Such ratios are net of fees paid indirectly. The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2021, 2022, 2023, 2024 and 2025.

Financial Highlights — Driehaus International Small Cap Growth Fund

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from the financial statements which have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR filed with the SEC, which is available, without charge, upon request.

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.97	$8.74	$7.90	$11.06	$12.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.07	0.06	0.05	0.06	0.04
Net realized and unrealized gain (loss) on investments	2.52	0.22	0.89	(2.75)	1.42
Total income (loss) from investment operations	2.59	0.28	0.94	(2.69)	1.46
LESS DISTRIBUTIONS:
Net investment income	(0.12)	(0.05)	(0.10)	—	(0.04)
Net realized gain	—	—	—	(0.47)	(2.95)
Total distributions	(0.12)	(0.05)	(0.10)	(0.47)	(2.99)
Redemption fees added to paid-in capital	—	—	0.00 [1]	0.00 [1]	0.00 [1]
Net asset value, end of period	$11.44	$8.97	$8.74	$7.90	$11.06
Total Return	28.92%	3.15%	11.95%	(24.40)%	12.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$341,926	$236,165	$221,040	$216,814	$332,312
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.13%	1.14%	1.17%	1.16%	1.15%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[2]	1.12%	1.13%	1.16%	1.16%	1.14%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[2]	0.76%	0.63%	0.49%	0.72%	0.32%
Portfolio turnover	100%	87%	80%	75%	93%

1	Amount represents less than $0.01 per share.

2	Such ratios are net of fees paid indirectly. The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2021, 2022, 2023, 2024 and 2025.

Financial Highlights — Driehaus International Developed Equity Fund

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR filed with the SEC, which is available, without charge, upon request.

	For the year ended December 31,	For the Period April 30, 2024* through December 31,
	2025	2024
Net asset value, beginning of period	$9.92	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.09	0.03
Net realized and unrealized gain (loss) on investments	2.45	(0.08)
Total income (loss) from investment operations	2.54	(0.05)
LESS DISTRIBUTIONS:
Net investment income	(0.09)	(0.03)
Net realized gain	(0.12)	—
Total distributions	(0.21)	(0.03)
Net asset value, end of period	$12.25	$9.92
Total Return	25.60%	(0.51)%[1]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$3,507	$1,806
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	3.85%	11.05%[2]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	0.80%	0.80%[2]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	0.89%	0.68%[2]
Portfolio turnover	94%	62%[1]

*	Fund commenced operations on April 30, 2024.

1	Not annualized.

2	Annualized.

3

The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 0.80% of average daily net assets until April 30, 2027.

4	Such ratios are net of fees paid indirectly. The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.07% and 0.01% for the years 2024 and 2025.

Financial Highlights — Driehaus Micro Cap Growth Fund

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from the financial statements which have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR filed with the SEC, which is available, without charge, upon request.

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.96	$11.10	$10.05	$16.33	$19.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.10)	(0.11)	(0.11)	(0.11)	(0.22)
Net realized and unrealized gain (loss) on investments	4.36	3.51	1.26	(5.35)	4.44
Total income (loss) from investment operations	4.26	3.40	1.15	(5.46)	4.22
LESS DISTRIBUTIONS:
Net investment income	(0.05)	(0.30)	—	—	—
Net realized gain	(2.15)	(0.24)	—	(0.82)	(7.88)
Tax return of capital	—	—	(0.10)	—	—
Total distributions	(2.20)	(0.54)	(0.10)	(0.82)	(7.88)
Redemption fees added to paid-in capital	0.01	—	0.00 [1]	0.00 [1]	—
Net asset value, end of period	$16.03	$13.96	$11.10	$10.05	$16.33
Total Return	30.88%	30.58%	11.44%	(33.53)%	24.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$443,844	$298,232	$222,428	$176,208	$341,269
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.34%	1.37%	1.41%	1.42%	1.38%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[2]	1.30%	1.33%	1.36%	1.37%	1.35%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	(1.12)%	(0.98)%	(1.10)%	(0.87)%	(1.26)%
Portfolio turnover	142%	116%	128%	108%	109%

1	Amount represents less than $0.01 per share.

2

Such ratios are net of fees paid indirectly. The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.03%, 0.05%, 0.05%, 0.04%, and 0.04%, for the years 2021, 2022, 2023, 2024 and 2025.

Financial Highlights — Driehaus Small Cap Growth Fund – Investor Shares

The financial highlights table is intended to help you understand the Fund’s Investor Shares financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from the financial statements which have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR filed with the SEC, which is available, without charge, upon request.

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.91	$18.17	$15.34	$23.76	$23.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.15)[1]	(0.12)[1]	(0.09)[1]	(0.09)[1]	(0.14)
Net realized and unrealized gain (loss) on investments	3.97	5.11	2.99	(8.01)	4.80
Total income (loss) from investment operations	3.82	4.99	2.90	(8.10)	4.66
LESS DISTRIBUTIONS:
Net investment income	(0.06)	(0.25)	(0.06)	—	—
Net realized gain	—	—	—	(0.33)	(4.52)
Tax return of capital	—	—	(0.01)	—	—
Total distributions	(0.06)	(0.25)	(0.07)	(0.33)	(4.52)
Redemption fees added to paid-in capital	—	—	0.002	0.01	—
Net asset value, end of period	$26.67	$22.91	$18.17	$15.34	$23.76
Total Return	16.66%	27.44%	18.92%	(34.11)%	21.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$100,617	$129,482	$91,508	$67,143	$96,371
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.93%	0.90%	0.97%	1.00%	0.99%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3]	0.91%	0.88%	0.94%[4]	0.96%[4]	1.11%[4]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3]	(0.66)%	(0.53)%	(0.52)%[4]	(0.54)%[4]	(0.97)%[4]
Portfolio turnover	152%	112%	154%	169%	149%

1	Net investment income (loss) per share has been calculated using the average shares method.

2	Amount represents less than $0.01 per share.

3

Such ratios are net of fees paid indirectly. The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.04%, 0.03%, 0.02% and 0.02% for the years 2021, 2022, 2023, 2024 and 2025.

4

The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Investor Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Investor Class’s operating expense cap of 1.20% of average daily net assets until April 30, 2023.

Financial Highlights — Driehaus Small Cap Growth Fund – Institutional Shares

The financial highlights table is intended to help you understand the Fund’s Institutional Shares financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from the financial statements which have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR filed with the SEC, which is available, without charge, upon request.

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$23.37	$18.53	$15.64	$24.15	$23.88
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.10)[1]	(0.07)[1]	(0.05)[1]	(0.05)[1]	(0.11)
Net realized and unrealized gain (loss) on investments	4.07	5.20	3.05	(8.14)	4.90
Total income (loss) from investment operations	3.97	5.13	3.00	(8.19)	4.79
LESS DISTRIBUTIONS:
Net investment income	(0.12)	(0.29)	(0.10)	—	—
Net realized gain	—	—	—	(0.33)	(4.52)
Tax return of capital	—	—	(0.01)	—	—
Total distributions	(0.12)	(0.29)	(0.11)	(0.33)	(4.52)
Redemption fees added to paid-in capital	—	—	0.00 [2]	0.01	—
Net asset value, end of period	$27.22	$23.37	$18.53	$15.64	$24.15
Total Return	16.99%	27.67%	19.19%	(33.93)%	21.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$1,052,521	$872,982	$470,082	$386,295	$512,941
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.69%	0.70%	0.73%	0.75%	0.73%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3]	0.67%	0.68%	0.70%[4]	0.71%[4]	0.71%[4]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3]	(0.42)%	(0.33)%	(0.29)%[4]	(0.28)%[4]	(0.58)%[4]
Portfolio turnover	152%	112%	154%	169%	149%

1	Net investment income (loss) per share has been calculated using the average shares method.

2	Amount represents less than $0.01 per share.

3

Such ratios are net of fees paid indirectly. The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.04%, 0.03%, 0.02% and 0.02% for the years 2021, 2022, 2023, 2024 and 2025.

4

The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Institutional Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Institutional Class’s operating expense cap of 0.95% of average daily net assets until April 30, 2023.

Financial Highlights — Driehaus Small/Mid Cap Growth Fund

The financial highlights table is intended to help you understand the Fund’s financial performance for the for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR filed with the SEC, which is available, without charge, upon request.

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.88	$14.99	$12.41	$18.75	$17.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05)	(0.05)	(0.07)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	1.91	4.00	2.65	(5.81)	3.17
Total income (loss) from investment operations	1.86	3.95	2.58	(5.88)	3.05
LESS DISTRIBUTIONS:
Net investment income	(0.09)	(0.06)	—	—	—
Net realized gain	—	—	—	(0.46)	(1.49)
Total distributions	(0.09)	(0.06)	—	(0.46)	(1.49)
Redemption fees added to paid-in capital	—	—	0.00 [1]	0.00 [1]	—
Net asset value, end of period	$20.65	$18.88	$14.99	$12.41	$18.75
Total Return	9.83%	26.37%	20.79%	(31.45)%	18.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$88,453	$60,916	$14,575	$12,933	$23,174
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.79%	0.84%	1.32%	1.54%	1.31%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[2,3]	0.80%	0.80%	0.90%	0.95%	0.95%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[2,3]	(0.56)%	(0.39)%	(0.49)%	(0.48)%	(0.70)%
Portfolio turnover	152%	129%	148%	188%	191%

1	Amount represents less than $0.01 per share.

2

Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, and The Northern Trust Company, the current administrative agent and transfer agent, waived a portion of their fees beginning with the Fund’s commencement of operations, May 1, 2020 through July 31, 2020. Effective September 7, 2023, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 0.80% of average daily net assets until April 30, 2026. Prior to September 7, 2023, the annual expense limitation was 0.95%.

3

Such ratios are net of fees paid indirectly. The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01%, 0.04%, 0.01%, 0.02% and 0.01% for the years 2021, 2022, 2023, 2024 and 2025.

For More Information

More information on these Funds is available without charge, upon request, including the following:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information (SAI)

The SAI provides more details about each Fund and its policies. The current SAI is on file with the SEC and is incorporated by reference.

To Obtain Information:

By Telephone

Call: 1-800-560-6111

By Mail

Write to:
Driehaus Mutual Funds
P.O. Box 4766
Chicago, IL 60680-4766

On the Internet

Text-only versions of Fund documents, including the SAI, annual and semi-annual reports can be viewed online or downloaded without charge from: www.driehaus.com/fund-resources or the SEC at http://www.sec.gov.

You can also obtain copies by sending your request by email to publicinfo@sec.gov (a duplicating fee is charged).

© 2026, Driehaus Mutual Funds
1940 Act File No. 811-07655

Statement of Additional Information Dated April 30, 2026

DRIEHAUS MUTUAL FUNDS

25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS EMERGING MARKETS GROWTH FUND

Investor Shares DREGX

Institutional Shares DIEMX

DRIEHAUS EMERGING MARKETS SMALL CAP GROWTH FUND DRESX

DRIEHAUS GLOBAL FUND DMAGX

DRIEHAUS INTERNATIONAL SMALL CAP GROWTH FUND DRIOX

DRIEHAUS INTERNATIONAL DEVELOPED EQUITY FUND DIDEX

DRIEHAUS MICRO CAP GROWTH FUND DMCRX

DRIEHAUS SMALL CAP GROWTH FUND

Investor Shares DVSMX

Institutional Shares DNSMX

DRIEHAUS SMALL/MID CAP GROWTH FUND DSMDX

(each, a “Fund” and collectively, the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus, but provides additional information that should be read in conjunction with the Funds’ prospectus dated April 30, 2026 and any supplements thereto (the “Prospectus”). The Prospectus may be obtained at no charge by calling 1-800-560-6111. The audited financial statements appearing in the Funds’ Form N-CSR for the fiscal year ended December 31, 2025 (the “Annual Report”) have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are incorporated herein by reference. The Annual Report is available without charge, upon request by calling 1-800-560-6111.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY	1
PORTFOLIO INVESTMENTS AND RISK CONSIDERATIONS	2
INVESTMENT RESTRICTIONS	17
DISCLOSURE OF THE FUNDS’ PORTFOLIO HOLDINGS	20
PURCHASES AND REDEMPTIONS	21
NET ASSET VALUE	22
TRUSTEES AND OFFICERS	24
COMPENSATION OF TRUSTEES AND OFFICERS	30
TRUSTEES’ OWNERSHIP OF TRUST SHARES	30
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	31
HOLDINGS IN CERTAIN AFFILIATES OF THE ADVISER	33
INVESTMENT ADVISORY SERVICES	33
DISTRIBUTOR	42
ADMINISTRATOR, FUND ACCOUNTANT, AND TRANSFER AGENT	42
CUSTODIAN	43
OTHER SHAREHOLDER SERVICES	43
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	43
LEGAL COUNSEL	43
PORTFOLIO TRANSACTIONS	44
ADDITIONAL U.S. FEDERAL INCOME TAX CONSIDERATIONS	46

GENERAL INFORMATION AND HISTORY

Each Fund is a separate series of the Driehaus Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust organized on May 31, 1996, operating under an Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) dated June 4, 2015. The Trust is an open-end management investment company that currently consists of nine separate series. Each Fund is classified as diversified. Each Fund is managed by Driehaus Capital Management LLC (the “Adviser” or “DCM”).

The Driehaus Emerging Markets Growth Fund commenced operations on December 31, 1997. After succeeding to the assets of the Driehaus Emerging Markets Small Cap Growth Fund, L.P., the Driehaus Emerging Markets Small Cap Growth Fund commenced operations on August 22, 2011. The Driehaus Global Fund, commenced operations on April 10, 2017, after succeeding to the assets of Driehaus Emerging Markets Dividend Growth Fund, L.P. After succeeding to the assets of the Driehaus International Opportunities Fund, L.P., the Driehaus International Small Cap Growth Fund commenced operations on September 17, 2007. The Driehaus International Developed Equity Fund commenced operations on April 30, 2024. After succeeding to the assets of the Driehaus Micro Cap Fund, L.P. and the Driehaus Institutional Micro Cap Fund, L.P., the Driehaus Micro Cap Growth Fund commenced operations on November 18, 2013. After succeeding to the assets of the Driehaus Institutional Small Cap Fund, L.P., Driehaus Small Cap Investors, L.P., Driehaus Institutional Small Cap Recovery Fund, L.P. and Driehaus Small Cap Recovery Fund, L.P., the Driehaus Small Cap Growth Fund commenced operations on August 21, 2017. The Driehaus Small/Mid Cap Growth Fund commenced operations on May 1, 2020.

The Driehaus Emerging Markets Growth Fund and the Driehaus Small Cap Growth Fund each offer two classes of shares: Investor Shares and Institutional Shares. The classes of the Funds pay pro rata the costs of management of each Fund’s portfolio, including the advisory fee. Each class of the Funds bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which results in differing expenses by class. Because of the different expenses, the Institutional Shares of each Fund generally has a lower expense ratio and correspondingly higher total return than the Investor Shares.

Each share of a Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board with respect to the applicable class of shares of that Fund, and all shares of a class of a Fund have equal rights to the residual assets of that class in the event of liquidation of that Fund.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of the Trust’s outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a Trustee or Trustees and will assist in the communication with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940, as amended (the “1940 Act”). All shares of all series of the Trust are voted together in the election of Trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by an individual Fund, except that shares are voted by an individual Fund or an individual class of a Fund when required by the 1940 Act or other applicable law, or when the Board determines that the matter affects only the interests of one Fund or one class of a Fund, in which case shareholders of the unaffected Funds or class are not entitled to vote on such matters.

The Trust or a Fund may be terminated (i) by the affirmative vote of at least two-thirds of the outstanding shares of the Trust (or Fund) at any meeting of shareholders, or (ii) by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by at least two-thirds of the outstanding shares, or (iii) by the Trustees by written notice to shareholders. The Trust may issue an unlimited number of shares, in one or more series or classes as its Board of Trustees (the “Board”) may authorize.

1

Forum for Adjudication of Disputes. The Trust’s Amended and Restated By-Laws (the “By-Laws”), provide that, unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim of breach of a fiduciary duty owed by any Trustee, officer or other employee of the Trust to the Trust or the Trust's shareholders, (iii) any action asserting a claim arising pursuant to any provision of the Delaware Statutory Trust Act (the “Delaware Act”) or the Declaration of Trust or these By-Laws, (iv) any action to interpret, apply, enforce or determine the validity of the Declaration of Trust or these By-Laws or (v) any action asserting a claim governed by the internal affairs doctrine shall be either (a) the U.S. District Court for the District of Delaware or the Court of Chancery of the State of Delaware, or, if the Court of Chancery of the State of Delaware does not have jurisdiction, the Superior Court of the State of Delaware; or (b) the U.S. District Court for the District of Illinois or the Circuit Court of the State of Illinois (each, a "Covered Action"). The By-Laws further provide that if any Covered Action is filed in a court other than either (a) the U.S. District Court for the District of Delaware or the Court of Chancery of the State of Delaware or the Superior Court of the State of Delaware; or (b) the U.S. District Court for the District of Illinois or the Circuit Court of the State of Illinois (a "Foreign Action") in the name of any shareholder, such shareholder shall be deemed to have consented to (i) the personal jurisdiction of the U.S. District Court for the District of Delaware or the Court of Chancery of the State of Delaware and the Superior Court of the State of Delaware or (ii) the U.S. District Court for the District of Illinois or the Circuit Court of the State of Illinois in connection with any action brought in any such courts to enforce the preceding sentence (an "Enforcement Action") and (ii) having service of process made upon such shareholder in any such Enforcement Action by service upon such shareholder's counsel in the Foreign Action as agent for such shareholder.

The By-Laws provide that any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust shall be (i) deemed to have notice of and consented to the provisions of the foregoing paragraph and (ii) deemed to have waived any argument relating to the inconvenience of the forums referenced above in connection with any action or proceeding described in the foregoing paragraph.

This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that it finds favorable for disputes with Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find the forum selection provision contained in the By-Laws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

PORTFOLIO INVESTMENTS AND RISK CONSIDERATIONS

The Prospectus describes each Fund’s investment objective as well as certain investment policies and investment techniques that the Fund may employ in pursuing its investment objective. To the extent consistent with its investment objective and restrictions, each Fund may invest in the following instruments and use the following techniques, subject to the following additional risks.

General Investment Risks

As with all investments, at any given time the value of your shares in the Fund(s) may be worth more or less than the price you paid. The value of your shares depends on the value of the individual securities owned by the Funds which will go up and down depending on factors such as the performance of the issuer of the security, general market and economic conditions, and investor confidence. In addition, the market for securities generally rises and falls over time, usually in cycles. During any particular cycle, an investment style may be in or out of favor. If the market is not favoring a Fund’s particular style, the Fund’s gains may not be as big as, or its losses may be larger than, those of other funds using different investment styles.

2

Impact of Certain Investments. The Funds may invest in a variety of securities, including those sold in initial public offerings. Such investments may have a magnified performance impact on a Fund depending on each Fund’s size. A Fund may not experience similar performance as its assets grow or its investments change.

Market Risk

Due to the uncertainty caused by events such as war, acts of terrorism, geopolitical conflict, natural disasters, pandemics, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, and company earnings, global markets are at risk of experiencing increased volatility. Current military conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring.

Cyber Security Risk

The Funds and the entities with which they interact directly or indirectly, including Fund service providers and counterparties, issuers of securities held by the Funds and other market participants, are susceptible to operational and information security risks, including those related to human errors, processing errors, communication errors, system failures, cybersecurity incidents, and the use of artificial intelligence, which may impair a Fund’s operations and/or result in losses for a Fund. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. Cyber security failures or breaches of any of the Funds’ third-party service providers (including, but not limited to, the Adviser, administrator, custodian and transfer agent) or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result of a cyber incident or breach of any of the Funds or their third party service providers. Although the Funds and their service providers have business continuity plans and other safeguards in place, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified.

In addition, the development and use of artificial intelligence technologies are expanding rapidly and may be employed by service providers that support the operations of the Funds as well as by issuers of securities held by the Funds. Artificial intelligence technologies rely on complex algorithms and large data sets, which may produce incomplete, inaccurate, or biased outcomes and lead to errors in decision making, reputational damage, legal or operational challenges, and investment losses negatively affecting the Funds. Artificial intelligence technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to evolve rapidly, and it is impossible to anticipate the full scope of future impacts such developments may have and the associated risks to the Funds.

Foreign Securities and Depositary Receipts

Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Global Fund, Driehaus International Small Cap Growth Fund, and Driehaus International Developed Equity Fund may invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, taxes or expropriation of assets) than investments in securities of domestic issuers. These Funds may also purchase foreign securities in the form of European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign issuers. Additionally, these Funds as well as the Driehaus Micro Cap Growth Fund, Driehaus Small Cap Growth Fund and Driehaus Small/Mid Cap Growth Fund may purchase foreign securities in the form of American Depositary Receipts (“ADRs”). Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. Generally, ADRs are designed for the U.S. securities markets and EDRs and GDRs are designed for use in European and other foreign securities markets. The Funds may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, each Fund is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

3

With respect to equities that are issued by foreign issuers or denominated in foreign currencies, a Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Nigerian Naira, the dollar value of a Naira-denominated stock held in a Fund will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the Naira, the dollar value of the Naira-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under “Foreign Currency Exchange Transactions.”)

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities and positions which are generally denominated in foreign currencies, and utilization of forward currency contracts, involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible imposition of foreign taxes; investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations. The foreign countries in which a Fund invests may become subject to economic and trade sanctions or embargoes imposed by the U.S. or foreign governments or the United Nations. Such sanctions or other actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In addition, such sanctions could result in a freeze on an issuer’s securities which would prevent a Fund from buying into an issuer’s securities or selling the securities it holds. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce a Fund’s returns. The risks related to sanctions or embargoes are greater in emerging and frontier market countries.

Risk of Investing in China. Certain Funds may invest in the securities of Chinese issuers. Investments in the Greater China (China, Hong Kong, Macau and Taiwan) region involve certain risks and considerations not typically associated with investing in securities of US issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients), (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (x) the risk of increased trade tariffs, embargoes and other trade or regulatory limitations, (xi) restrictions on foreign ownership, which require US investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers, (xii) custody risks associated with investing through Stock Connect or other programs to access the Chinese securities markets, (xiii) market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable, (xiv) different and less stringent financial reporting standards, and (xv) increased political pressure from the US and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

4

The willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain and changes in government policy could significantly affect the markets in both the People’s Republic of China (“China” or the “PRC”) and Hong Kong. In addition, investments in Taiwan may be adversely affected by its political and economic relationship with China. Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries and those tensions have increased in recent years. Increased tensions or conflict (whether actual or threatened) between Taiwan and China, including if China were to attempt unification of Taiwan by force, may significantly disrupt global markets and economies around the world, including the global semiconductor market given Taiwan’s pivotal role in that market, and could have an adverse effect on an investment in the Greater China region.

Changes to political and economic relationships, including recent trade and policy disputes and strained international relations, between China and other countries could have an adverse effect on an investment in the Greater China region. Increasing tensions between China and its trading partners, including the US, have resulted in tariffs and other limitations, and may in the future result in additional measures or actions. US investment restrictions could preclude a fund from investing in certain Chinese issuers or cause a fund to sell investments at a disadvantageous time. For example, the PRC is currently designated as a “foreign adversary” for certain purposes under US law and, as a result, certain restrictions may apply to transactions involving Chinese information communications technology and services. Continued hostility and the potential for future political or economic disturbances between China and the US may have an adverse impact on the values of investments in the Greater China region, the US and/or other countries. If the political climate between the US and China does not improve or continues to deteriorate or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of a fund’s assets may go down.

Political changes, social instability and adverse diplomatic developments in the PRC could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by Chinese issuers. The laws, regulations, including the investment regulations, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in a fund’s portfolio. The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulations. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. Recently, the Chinese government has become more aggressive about regulating the operations of particular companies or sectors, including large companies which are indirectly listed in the US. These regulations may substantially limit or prohibit the operations of such companies and cause investors to lose some or all of the value of their investment. The policies set by the government could have a substantial effect on the Chinese economy and a fund’s investments.

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The securities markets in China have a limited operating history and are not as developed as those in the US. The markets tend to be smaller in size, have less liquidity and historically have had greater volatility than markets in the US and some other countries. In addition, under normal market conditions, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the US. Accordingly, issuers of securities in China are not subject to the same degree of regulation as are US issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely disclosure of information. During periods of significant market volatility, the Chinese government has, from time to time, intervened in its domestic securities markets to a greater degree than would be typical in more developed markets, including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers. Stock markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulations.

The accounting, auditing and financial reporting standards and practices applicable to Chinese companies, including those listed on US exchanges, may be less rigorous, and there may be significant differences between financial statements prepared in accordance with Chinese accounting standards and practice and those prepared in accordance with international accounting standards. There is also substantially less publicly available information about Chinese issuers than there is about US issuers. Therefore, disclosure of certain material information may not be made, and less information may be available to a fund and other investors.

Due to restrictions on foreign ownership of Chinese companies imposed under Chinese law, Chinese companies that are listed in the US typically do not offer common stock in the company itself to US investors. Rather, Chinese companies typically offer shares of an offshore shell company (typically referred to as a “variable interest entity” or “VIE”) that has entered into service and other contracts with the Chinese company. Accordingly, US investors in Chinese companies listed on a US stock exchange do not actually own shares of the Chinese company itself. The US-listed shell company does not control the Chinese company and must rely on the Chinese company to perform its contractual obligations. Moreover, the Chinese government may at any time invalidate or limit the contracts between a Chinese company and the offshore shell company which is offering shares in the US, which may result in the partial or total loss of the value of a US investor’s shares in the offshore shell company even if a direct investment in the Chinese company would retain value.

Risk of Investing in Taiwan. Certain Funds may invest in the securities of Taiwanese issuers. Taiwanese companies make a majority of the world’s semiconductors and a large majority of the most advanced semiconductors, with most of those being made by one company (Taiwan Semiconductor Manufacturing Corporation). Investments in Taiwan may be adversely affected by its political and economic relationship with the People’s Republic of China (“China”). Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries (including China staging frequent military drills off the coast of Taiwan), and those tensions have increased in recent years. Increased tensions or conflict (whether actual or threatened) between Taiwan and China may significantly disrupt the Taiwanese semiconductor industry and the global semiconductor market. Any such disruptions may lead to substantial declines in the value of some or all of the fund’s investments in semiconductor companies as well as the potential illiquidity of such investments and shares of the fund itself. In addition, any disruption to semiconductor markets arising from threatened or actual conflict between China and Taiwan may have substantial negative effects on global markets and economies around the world.

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Europe — Recent Events. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition to the United Kingdom, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Risks of Investing in Japan. Certain Funds may invest in the securities of Japanese Issuers. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Despite signs of economic growth in recent years, Japan is still vulnerable to persistent underlying systemic risks, including massive government debt, an aging and declining population, an uncertain financial sector, low domestic consumption, and certain corporate structural weaknesses. In addition, because Japan is located in a geologically volatile area of the world and has historically been vulnerable to earthquakes, volcanoes and other natural disasters, Japan’s economy could be significantly impacted by such natural disasters in the future. Japan’s economy is heavily dependent on international trade and is closely tied to its two largest trading partners, the U.S. and China. Economic volatility in or tension with either nation may negatively affect Japan’s exports and have consequences for investments in Japanese issuers. Additionally, as China has increased its role with Japan as a trading partner, political tensions between the countries have been strained. Japan’s heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures as well as the economic condition of its trading partners. While Japan subsidizes its agricultural industry, only a small percentage of its land is suitable for cultivation and the country must import the majority of its requirements for grains (other than rice) and fodder crops. In addition, its export industry, its most important economic sector, depends on imported raw materials and fuels, including iron ore, copper, oil and many forest products. As a result, Japan is sensitive to fluctuations in commodity prices. Japan’s high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the United States. Some trade agreements, however, have been implemented to reduce these tensions. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan’s economy. A substantial rise in world oil or commodity prices could also have a negative effect.

The Japanese economic growth rate could be impacted by Bank of Japan monetary policies, rising interest rates, tax increases, budget deficits, consumer confidence and volatility in the Japanese yen. The Japanese yen has fluctuated widely during recent periods. A weak yen is disadvantageous to U.S. shareholders investing in yen-denominated securities. A strong yen, however, could be an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Because the Japanese economy is so dependent on exports, any fall-off in exports may be seen as a sign of economic weakness, which may adversely affect the market. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services sector.

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Foreign Currency Exchange Transactions. Currency exchange transactions may be conducted either through forward currency contracts (“forward currency contracts”) or on a spot (i.e., cash) basis at the spot rate for purchasing currency prevailing in the foreign exchange market. Forward currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward currency contracts are usually entered into with banks and broker-dealers, are not exchange traded and are usually for less than one year but may be renewed.

Forward currency transactions may involve currencies of the different countries in which a Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. Each Fund’s currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described under “Synthetic Foreign Money Market Positions.” Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of each Fund accruing in connection with settlement of the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward currency contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Adviser to limit or reduce exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Funds’ may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that each Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, each Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward currency contracts for each currency held in each Fund. The Funds may not engage in “speculative” currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, each Fund may either sell the portfolio security related to such contract and make delivery of the currency, or retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

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Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

A Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. In hedging transactions, the value of a Fund’s foreign-denominated investments may change in response to many factors other than exchange rates, in which case it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

Currency Hedging. To the extent a Fund invests in foreign securities, the value of a Fund in U.S. dollars is subject to fluctuations in the exchange rate between foreign currencies and the U.S. dollar. When, in the opinion of the Adviser, it is desirable to limit or reduce exposure in a foreign currency, a Fund may enter into a forward currency exchange contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) (“forward currency contract”). Through the contract, the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. This technique is known as “currency hedging.” By locking in a rate of exchange, currency hedging is intended to moderate or reduce the risk of change in the U.S. dollar value of a Fund during the period of the forward contract. A default on a contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

The use of forward currency contracts (for transaction or portfolio hedging) will not eliminate fluctuations in the prices of portfolio securities or prevent loss if the price of such securities should decline. In addition, such forward currency contracts will diminish the benefit of the appreciation in the U.S. dollar value of that foreign currency.

Synthetic Foreign Money Market Positions. A Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency money market instruments. The result of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, should, in general, be similar, but would not be identical because the components of the alternative investments would not be identical.

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Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, a synthetic foreign money market position shall not be deemed a “foreign security” for purposes of the policy that, under normal market conditions, the Driehaus Emerging Markets Growth Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in emerging markets companies; for the purposes of the policy that, under normal market conditions, the Driehaus Emerging Markets Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in small capitalization emerging markets companies; for purposes of the policy that, under normal market conditions, the Driehaus International Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in non-U.S. small capitalization companies; or for the purposes of the policy that, under normal market conditions, the Driehaus International Developed Equity Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities issued by non-U.S. developed market companies of all market capitalizations.

Lending of Portfolio Securities

Subject to restriction (3) under “Investment Restrictions” in this SAI, each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by that Fund. Each Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Each Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. Each Fund would not have the right to vote the securities during the existence of the loan, but would call the loan to permit voting of the securities if, in the Adviser’s judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, each Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while each Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Repurchase Agreements

Each Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days as well as any other illiquid securities. A repurchase agreement is a sale of securities to a Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount representing interest at an agreed-upon interest rate within a specified period of time, usually less than one week, but, on occasion, at a later time. Repurchase agreements entered into by a Fund will be fully collateralized and will be marked-to-market daily. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

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Warrants

The Funds may purchase warrants, which are instruments that give holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. Warrants are generally sold by companies intending to issue stock in the future, or by those seeking to raise cash by selling shares held in reserve.

Rule 144A Securities

The Funds may purchase securities that have been privately placed but are eligible for purchase and sale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund’s restriction of investing no more than 15% of its net assets in illiquid securities. In determining whether a Rule 144A security is liquid or not, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser will consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Line of Credit

Subject to restriction (4) under “Investment Restrictions” in this SAI, the Trust has established a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Currently the line of credit is available to each Fund.

Portfolio Turnover

Portfolio turnover rate is measured by dividing the lesser of a particular Fund’s total purchases or sales for the period under consideration by the average portfolio value (i.e., the cumulative total investment in the account at the end of each month, divided by the number of months under consideration).

Each Fund’s portfolio turnover during the fiscal years ended December 31, was as follows:

	2025	2024
Driehaus Emerging Markets Growth Fund	137%	118%
Driehaus Emerging Markets Small Cap Growth Fund	82%	95%
Driehaus Global Fund	119%	109%
Driehaus International Small Cap Growth Fund	100%	87%
Driehaus International Developed Equity Fund*	94%	62%
Driehaus Micro Cap Growth Fund	142%	116%
Driehaus Small Cap Growth Fund	152%	112%
Driehaus Small/Mid Cap Growth Fund	152%	129%

*	Fund commenced operations on April 30, 2024.

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Derivatives

The Funds do not currently use derivatives, A fund that limits its use of derivatives instruments is not subject to the full requirements of Rule 18f-4 and instead qualifies as a “limited derivatives user.” A fund must comply with Rule 18f-4 as one of three types: funds that are not derivatives users, funds that are “limited derivatives users” and funds that are derivatives users that must adopt a derivatives risk management program in compliance with Rule 18f-4. Rule 18f-4 also governs a fund's use of certain other transactions that create future payment and/or delivery obligations by a fund, such as short sale borrowings and reverse repurchase agreements or similar financing transactions, and certain transactions entered into on a when-issued, delayed-delivery or forward-commitment basis. The requirements of Rule 18f-4 may limit a fund's ability to engage in derivatives transactions and certain other transactions noted above as part of its investment strategies. These requirements may also increase the cost of doing business, which could adversely affect the performance of each fund.

A notice of eligibility for exclusion from the definition of the term “commodity pool operator” under Commodity Futures Trading Commission (“CFTC”) Rule 4.5 has been filed with the National Futures Association (“NFA”) with respect to all the Funds. Each of the Funds, relying on Rule 4.5, intend to limit their use of futures and options on futures or commodities or engage in swap transactions so as to remain eligible for the exclusion. If a Fund were no longer able to claim the exclusion, the Adviser would be required to register as a “commodity pool operator,” and the Adviser would be subject to regulation under the Commodity Exchange Act (“CEA”) as a registrant.

Participation Notes and Participatory Notes. The Driehaus Emerging Markets Growth Fund and Driehaus Emerging Markets Small Cap Growth Fund may invest in participation notes or participatory notes (“P-Notes”) in circumstances where the Funds cannot obtain direct access to a foreign stock market. P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-Note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-Note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes involve transaction costs. Investments in P-Notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-Note or that the trading price of a P-Note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-Note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of the Funds to accurately value a P-Note. P-Notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subject the Funds that hold them to counterparty risk and this risk may be amplified if the Funds purchase P-Notes from only a small number of issuers.

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Preferred Stock

Preferred stock is an equity security, but possesses certain attributes of debt securities. Holders of preferred stock normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not otherwise participate in amounts available for distribution by the issuing corporation. Preferred stock present certain additional risks, including credit risk, interest rate risk, subordination to bonds and other debt securities in a company’s capital structure, liquidity risk, and the risk of limited or no voting rights. Additionally, during periods of declining interest rates, there is a risk that an issuer may redeem its outstanding preferred stock. If this happens, the Fund may be forced to reinvest in lower yielding securities. An issuer of preferred stock may have special redemption rights that, when exercised, may negatively impact the return of the preferred stock held by the fund. Credit risk is the risk that a preferred stock in a Fund’s portfolio will decline in price or the issuer of the preferred stock will fail to make dividend, interest, or principal payments when due because the issuer experiences a decline in its financial status. Preferred stocks are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets, and liquidation payments and, therefore, will be subject to greater credit risk than more senior debt instruments. Interest rate risk is the risk that a preferred stock will decline in value because of changes in market interest rates. When market interest rates rise, the market value of a preferred stock generally will fall. Preferred stocks with longer periods before maturity may be more sensitive to interest rate changes. Preferred stocks may have provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. In certain cases, deferring or omitting distributions may be mandatory. If a Fund owns a preferred stock that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its outstanding preferred stock at par earlier than scheduled, which is generally known as call risk. If this occurs, a Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred stocks frequently have call features that allow the issuer to repurchase the stock prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the obligation at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer, or in the event of regulatory changes affecting the capital treatment of its outstanding preferred stock. Another risk associated with a declining interest rate environment is that the income from a Fund’s portfolio may decline over time when the Fund invests the proceeds from share sales at market interest rates that are below the portfolio’s current earnings rate. Certain preferred stocks may be substantially less liquid than many other stocks, such as common stocks. Illiquid preferred stocks involve the risk that the stock may not be able to be sold at the time desired by a Fund or at prices approximating the value at which the Fund is carrying the stock on its books. Generally, traditional preferred stocks offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred stock holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred stock holders no longer have voting rights. In addition, in certain circumstances (for example, a redemption triggered by a change in U.S. federal income tax or securities laws), an issuer of preferred stock may redeem the stock prior to a specified date. As with call provisions, a redemption by the issuer may negatively impact the return of the preferred stock held by a Fund.

Convertible Securities

The Funds may invest in convertible securities. The Funds may also invest in common or preferred stock as a means of realizing the economic value associated with owning convertible securities. Convertible securities are bonds or preferred stocks that may be converted (exchanged) into common stock of the issuing company within a certain period of time, for a specified number of shares. By investing in convertible debt securities, the Funds seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The market value of convertible debt securities tends to vary inversely with the level of interest rates. Although under normal market conditions longer-term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations.

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Exchange-Traded Funds

Each Fund may purchase shares of exchange-traded funds (“ETFs”). All ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market index. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the index is designed to track, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value. ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

Other Investment Companies. A Fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under Section 12(d)(1) of the 1940 Act, a fund may invest up to 10% of its assets in shares of investment companies generally and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the voting stock of an acquired investment company. The 1940 Act and related rules provide certain exemptions from these restrictions, for example, for funds that invest in other funds within the same group of investment companies. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the adviser), but they also may indirectly bear similar expenses of the underlying investment companies. Certain investment companies, such as business development companies (BDCs), are more akin to operating companies and, as such, their expenses are not direct expenses paid by fund shareholders and are not used to calculate the fund’s net asset value. SEC rules nevertheless require that any expenses incurred by certain investment companies be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.” The expense ratio of a fund that holds another investment company will thus overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses are not included in a fund’s financial statements, which provide a clearer picture of a fund’s actual operating expenses. Shareholders would also be exposed to the risks associated not only with the investments of the fund but also with the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market. A fund may be limited to purchasing a particular share class of other investment companies (underlying funds). In certain cases, an investor may be able to purchase lower-cost shares of such underlying funds separately, and therefore be able to construct, and maintain over time, a similar portfolio of investments while incurring lower overall expenses.

Common Stock

The Funds may invest in common stock across all market capitalizations, except with respect to the Driehaus Emerging Markets Small Cap Growth Fund, the Driehaus International Small Cap Growth Fund, the Driehaus Micro Cap Growth Fund, the Driehaus Small Cap Growth Fund and the Driehaus Small/Mid Cap Growth Fund, to the extent that those Funds have policies to stay within a certain market capitalization. Common stock represents an equity interest in a company, which generally gives the Funds the right to vote on issues affecting the company’s organization and operations. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite their price volatility, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial instruments, such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

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U.S. Government Securities

All Funds may invest in a variety of U.S. Treasury obligations, including bills, notes and bonds for temporary or defensive positions. These obligations differ only in terms of their interest rates, maturities and time of issuance. The Funds may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.

Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the U.S., are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as those of the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association (“Sallie Mae”), are supported only by the credit of the agency or instrumentality that issues them. There is no guarantee that the U.S. government will provide financial support to its agencies or instrumentalities, now or in the future, if it is not obligated to do so by law. For a discussion of the placement of Fannie Mae into conservatorship, please see the discussion below under “Mortgage-Backed Securities and Other Asset- Backed Securities.”

Money Market Instruments

All Funds may invest in cash and money market securities for temporary or defensive positions, or to have assets available to pay expenses, or satisfy redemption requests. The money market securities in which a Fund invests include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements. The Funds may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-l or A-2 by Standard & Poor’s Corporation or Prime-l or Prime-2 by Moody’s Investors Service, Inc. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price, the Fund would suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investment policies.

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The Funds may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (namely, money market instruments). In addition to the advisory fees and other expenses each Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.

Rights and Warrants

The Funds may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Rights and warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that a Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security's market price.

PIPEs

The Funds may make private investments in public companies whose stock is quoted on a stock exchange or which trade in the over-the-counter securities market, a type of investment commonly referred to as a “PIPE” transaction. PIPE transactions will generally result in the Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in a PIPE transaction may depend upon the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Even if the Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell some or all of the securities on short notice, and the sale of the securities could lower the market price of the securities. PIPE securities are considered illiquid securities.

Settlement Transactions

If a Fund trades a foreign security, it is usually required to settle the purchase transaction in the relevant foreign currency or receive the proceeds of the sale in that currency. At or near the time of the transaction, a Fund may wish to lock in the U.S. dollar value at the exchange rate or rates then prevailing between the U.S. dollar and the currency in which the security is denominated. Transaction hedging may be accomplished on a forward basis, whereby a Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt or delivery at either a specified date or at any time within a specified time period. Transaction hedging also may be accomplished by purchasing or selling such foreign currencies on a “spot,” or cash, basis. In so doing, a Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received and the transaction settled. Similar transactions may be entered into by using other currencies. A Fund may also settle certain trades in U.S. dollars. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors, including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency.

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Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid investments that are assets. Not readily marketable, illiquid securities include restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors under Rule 144A and Section 4a(2) commercial paper under the Securities Act of 1933 may be deemed liquid under the Trust’s Liquidity Risk Management Program, adopted by the Board of Trustees. When there is little or no active trading market for specific types of securities, it can become more difficult to sell securities at or near their perceived value. In addition, in time periods of unusually high volume of redemptions, the Funds may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. In these situations, the value of such securities and the Fund’s share price may fall dramatically and in extreme conditions, the Funds could have difficulty meeting redemption requests. No active trading market may exist for some equity securities. Certain securities may be subject to restrictions on resale. The inability to dispose of (or convert to cash) certain securities in a timely fashion could result in losses to the Funds.

The Funds’ Board has adopted a Liquidity Risk Management Program for the Funds that delegates the responsibility for determining the liquidity status of all securities and other instruments held by a Fund to the Adviser consistent with applicable guidance. The Liquidity Risk Management Program provides for active monitoring of portfolio liquidity by the Funds’ Adviser with quarterly reporting to the Board.

Below Investment Grade Convertible Securities

While convertible securities purchased by the Funds are frequently rated investment grade, a Fund also may purchase unrated convertible securities or convertible securities rated below investment grade if the securities meet the Adviser’s other investment criteria. Each Fund does not currently intend to invest more than 5% of its total assets in below investment grade convertible securities. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, the Adviser’s own investment research and analysis tends to be more important in the purchase of such securities than other factors.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

The use of these investment strategies, as well as borrowing under a line of credit, may increase net asset value fluctuation.

INVESTMENT RESTRICTIONS

Each Fund operates under the following fundamental investment restrictions, which, together with the investment objective and fundamental policies, cannot be changed without the approval of a “majority of the outstanding voting securities,” which is defined in the 1940 Act to mean the lesser of (i) 67% of a Fund’s shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of a Fund’s outstanding shares. Each Fund may not:

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(1)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the 1933 Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2)	purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward currency contracts;

(3)	make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets (taken at market value at the time of such loan);

(4)	borrow, except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 33 1/3% of its total assets, and the Fund will not purchase additional securities when its borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of its total assets) and (b) enter into transactions in options, futures and options on futures;

(5)	invest in a security if 25% or more of its net assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry,[1] except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; and

(6)	issue any senior security except to the extent permitted under the 1940 Act.

[1]	For purposes of this investment restriction, the Funds may classify and re-classify companies in a particular industry and define and re-define industries in a reasonable manner, consistent with SEC guidance. Also for purposes of this restriction, all sovereign debt of a single country will be considered investments in a single industry.

Each Fund is diversified and will seek shareholder approval if it elects to become non-diversified in the future.

All swap agreements and other derivative instruments that were not classified as commodities or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts for purposes of restriction number 2 above. The deposit or payment by a Fund of initial, maintenance or variation margin in connection with all types of short sales, options and futures contract transactions is not considered to be borrowing for purposes of restriction number 4 above or the issuance of a senior security for purposes of restriction number 6 above.

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Each Fund is also subject to the following nonfundamental restrictions and policies, which may be changed by the Board without shareholder approval. Each Fund may not:

(1)	invest in companies for the purpose of exercising control or management;

(2)	purchase, except for securities acquired as part of a merger, consolidation or acquisition of assets, more than 3% of the stock of another investment company (valued at time of purchase);

(3)	mortgage, pledge or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures and options on futures;

(4)	purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are “when issued” or “when distributed” securities which the Fund expects to receive in a recapitalization, reorganization or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales;

(5)	invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

(6)	under normal market conditions, invest less than 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. micro cap companies (Driehaus Micro Cap Growth Fund only);

(7)	under normal market conditions, invest less than 80% of its net assets (plus the amount of borrowings for investment purposes) in emerging markets companies (Driehaus Emerging Markets Growth Fund only);

(8)

under normal market conditions, invest less than 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of small capitalization emerging markets companies (Driehaus Emerging Markets Small Cap Growth Fund only);

(9)	under normal market conditions, invest less than 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of non-U.S. small capitalization companies (Driehaus International Small Cap Growth Fund only);

(10)

under normal market conditions, invest less than 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of U.S. small cap companies (Driehaus Small Cap Growth Fund only);

(11)	under normal market conditions, invest less than 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of U.S. Small/Mid cap companies (Driehaus Small/Mid Cap Growth Fund only); and

(12)	under normal market conditions, invest less than 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities issued by non-U.S. developed market companies of all market capitalizations (Driehaus International Developed Equity Fund only).

Each applicable Fund will notify its shareholders at least 60 days prior to any change in the policies described in (6), (7), (8), (9), (10), (11) and (12) above.

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For purposes of these investment restrictions, with the exception of the restriction on borrowing, subsequent changes in a Fund’s holdings as a result of changing market conditions or changes in the amount of the Fund’s total assets does not require a Fund to sell or dispose of an investment or to take any other action, except that if illiquid securities exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. An illiquid security is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days without the sale or disposition significantly changing the market value of the investment. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline. With respect to the investment restriction related to borrowing, a Fund may only borrow from banks and in the event that such asset coverage shall at any time fall below 33 1/3% of its total assets, the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 33 1/3% of its total assets.

DISCLOSURE OF THE FUNDS’ PORTFOLIO HOLDINGS

It is the policy of the Funds and DCM that non-public information about the Funds’ portfolio holdings (“Portfolio Holdings”) may not be selectively disclosed to any person, unless the disclosure (a) is made for a legitimate business purpose, (b) is made to a recipient who is subject to a duty to keep the information confidential, including a duty not to trade on the basis of the Funds’ Portfolio Holdings (“Authorized Recipients”), (c) is consistent with DCM’s fiduciary duties as an investment adviser or the duties owed by the Funds to their shareholders and (d) will not violate the antifraud provisions of the federal securities laws (“Disclosure Conditions”). The purpose of this policy is to prevent abusive trading in shares of the Funds, such as market timing, and not other fraudulent practices, e.g., trading on “inside information,” that are addressed in the Trust’s and DCM’s Code of Ethics. The policy is designed to prevent sharing of portfolio information with third parties that have no legitimate business purpose for accessing the information. However, the policy may not be effective to limit access to Portfolio Holdings information in all circumstances. For example, DCM may manage accounts other than a Fund or provide model portfolios to other advisors that have investment objectives and strategies similar to those of a Fund. Because these accounts, including a Fund, or model portfolios may be similarly managed, Portfolio Holdings may be similar across the accounts or model portfolios. In that case, an investor in another account managed by DCM or a recipient of a model portfolio may be able to infer the portfolio holdings of the Fund from the Portfolio Holdings in that investor's account or in the model portfolio.

Authorized Recipients of Portfolio Holdings information are: (a) the Trust’s officers and Trustees in their capacity as such; (b) officers, directors or employees of DCM who need the information to perform their duties; (c) outside counsel to the Trust or DCM and independent counsel to the Trust’s Trustees who are not affiliates of the Adviser (each an “Independent Trustee” and collectively, the “Independent Trustees”) in their capacity as such; (d) the independent registered public accounting firm (the “auditors”) for the Funds or DCM; (e) the auditors conducting the performance verifications for DCM and/or its affiliates; (f) third-party broker-dealers in connection with the provision of brokerage, research or analytical services to the Trust or DCM; (g) third-party service providers to the Funds or DCM, such as the Funds’ custodian; the Funds’ administrator, transfer agent and fund accountant; the Funds’ principal underwriter and distributor; DCM’s proxy-voting service; regulatory filing services; the Funds’ pricing service; liquidity classification provider; order management, accounting and trading system; and “best execution” analysts retained to evaluate the quality of executions obtained for the Funds, provided their contracts with the Funds and/or DCM contain appropriate provisions protecting the confidentiality, and limiting the use, of the information; (h) consultants and rating and ranking organizations that have entered into written confidentiality agreements with the Trust and/or DCM appropriately limiting their use of the information; and (i) such other Authorized Recipients as may be pre-approved from time to time by DCM’s Chief Executive Officer and President or General Counsel.

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Authorized Recipients do not include, for example, members of the press or other communications media, institutional investors and persons that are engaged in selling shares of the Funds to customers, such as financial planners, broker-dealers or other intermediaries unless the Disclosure Conditions are satisfied. However, the Funds and/or DCM may make disclosure of a limited number of Portfolio Holdings, provided the Funds are not disadvantaged by such disclosure and the disclosure is made for a legitimate business purpose. For example, in the normal course of business, in discussions about the Funds with current and prospective institutional shareholders and/or their advisors conducting due diligence about the Funds, the Adviser may occasionally and incidentally mention specific Portfolio Holdings that have not been previously disclosed. The Funds and the Adviser do not believe that these disclosures will disadvantage the Funds.

The Funds will post performance figures on their website within seven business days after month-end. The Funds will post Portfolio Holdings, including top five holdings, on their website 30 days after month-end. All Portfolio Holdings information is available at www.driehaus.com/fund-resources. Portfolio Holdings information is also available upon request after the website posting and on Form N-PORT or Form N-CSR. These filings are described below.

The Funds’ Portfolio Holdings posted on the website and in these filings may not represent current or future portfolio composition and are subject to change without notice. Information on particular Portfolio Holdings may be withheld if it is in a Fund’s best interest to do so.

DCM shall not agree to give or receive from any person or entity any compensation or consideration of any kind (including an agreement to maintain assets in any portfolio or enter into or maintain any other relationship with DCM) in connection with the release of a Fund’s Portfolio Holdings.

DCM’s General Counsel is responsible for reviewing the agreements between the Trust, DCM and the third-party service providers, consultants, rating and ranking organizations and any pre-approved Authorized Recipients, to seek to ensure that these agreements contain appropriate confidentiality and limitations on use provisions. DCM’s Chief Compliance Officer is responsible for monitoring compliance with the Funds’ pre-approval and disclosure restrictions. The Trust’s Treasurer, Chief Legal Officer and Chief Compliance Officer, working with the Trust’s counsel, are responsible for ensuring the accuracy and completeness of the Prospectus and SAI disclosure related to the Funds’ disclosure of portfolio holdings. The Trust’s Chief Compliance Officer will report to the Trust’s Board at least annually on compliance by the Funds and DCM with the policies and procedures on selective disclosure of the Funds’ Portfolio Holdings to enable the Board to exercise its oversight of these policies and procedures.

The Funds’ Portfolio Holdings must be filed with the SEC within 60 days of quarter-end. The Portfolio Holdings are made available on the Funds’ website at www.driehaus.com/fund-resources within five business days of the filing with the SEC and are available on the website for at least six months from the posting date.

PURCHASES AND REDEMPTIONS

How to purchase and redeem Fund shares is discussed in the Prospectus. The Prospectus discloses that you may purchase (or redeem) shares through investment dealers or other institutions. It is the responsibility of any such institution to establish procedures to ensure the prompt transmission to the Funds of any such purchase order.

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Each Fund’s net asset value is determined on days on which the New York Stock Exchange (the “NYSE”) is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day (observed). If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

The Trust intends to pay all redemptions in cash and will pay cash for all redemption orders, limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of $250,000 or one percent of the net assets of the relevant Fund, as measured at the beginning of such period. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of exchange-traded securities. If redemptions are made in kind, the proceeds are taxable for federal income tax purposes in the same manner as a redemption for cash and the redeeming shareholder might incur transaction costs in selling the securities received in the redemption.

The Trust reserves the right to suspend or postpone redemptions of shares of a Fund, as permissible pursuant to Section 22(e) of the 1940 Act, during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension for the protection of Fund shareholders; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

NET ASSET VALUE

The net asset value per share of each class of the Fund is calculated by dividing (i) the value of the securities held by the Fund (i.e., the value of its investments v attributable to such class), plus any cash or other assets attributable to such class, minus all liabilities (including accrued estimated expenses on an annual basis attributable to such class), by (ii) the total number of outstanding shares of such class of the Fund. Net asset value will not be determined on days when the NYSE is closed, unless, in the judgment of the Board, the net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m. Central time. In the event that the NYSE adopts different trading hours on a temporary basis, a Fund’s net asset value will be computed at the close of the exchange.

The Trust’s Board of Trustees has appointed DCM as Valuation Designee pursuant to Rule 2a-5 under the 1940 Act. As Valuation Designee, DCM, through its pricing committee (“Pricing Committee”), is responsible for, among other things, performing fair value determinations for the Funds and assessing any material risks associated with such determinations, including material conflicts of interest, if any in accordance with policies and procedures approved by the Board. The Valuation Designee also performs an annual valuation risk assessment to identify and enumerate material valuation risks which are or may be impactful to the Funds.

The Funds use independent pricing services employed by The Northern Trust Company (the “Fund Administrator”). Equity securities, including ADRs, EDRs, GDRs, and ETFs, and futures and options that are traded on a securities exchange are valued at the last sale price as of the regular close of business on the NYSE (normally 3:00 p.m. Central time) on the day the securities are being valued, or for North and South American equity securities lacking any sales, at the closing bid price. For all other securities lacking any sales, at the mean between the closing bid and ask prices.

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Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are valued at fair value.

Valuations for non-exchange traded options, futures contracts and options thereon, are provided by a pricing service or in the event such pricing service does not provide such valuations, on the basis of quotes provided by broker-dealers. Swap agreements, swaptions and bank loans are valued at fair value based on the evaluation of an independent pricing service.

Trading in securities on most foreign securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE except securities trading primarily on Central and South American exchanges. Such securities are valued at the last sale price as of the regular close of the relevant exchange or market. For securities that trade primarily on an exchange that closes after the NYSE, the price of the security will be determined at 3:00 p.m. Central time. In addition, foreign securities trading may not take place on all business days and may occur in various foreign markets on days which are not business days in domestic markets and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 3:00 p.m. Central time or at such other rates as the Adviser may determine to be appropriate in computing net asset value.

Privately-traded equity securities are valued based on a monthly evaluated price provided by an independent pricing service that is adjusted on a daily basis to reflect broader market trends and any company specific information. Such evaluated prices are updated within five business days of each calendar month end and, if conditions warrant, may be updated by the Adviser’s Pricing Committee intra-month. New positions of this type that are not yet being valued by the independent pricing service are generally valued at the security’s purchase price until such time that the independent pricing service provides an evaluated price for such position. Daily adjustments to the evaluated price provided by the independent pricing service, if applicable, may be based on the market movements of a representative proxy index as determined by the Adviser’s Pricing Committee to reflect the market fluctuations of similarly situated public companies.

Securities and assets for which market quotations are not readily available or for which the Adviser’s Pricing Committee determines the valuations provided for using the foregoing methods do not accurately reflect current market value are valued at fair value determined in good faith by the Valuation Designee through the Adviser’s Pricing Committee under procedures approved by the Board. Securities and situations in which such fair value pricing may be required include, but are not limited to: (i) illiquid securities, including “restricted” securities and private placements for which there is no public market; (ii) options not traded on a securities exchange; (iii) securities of an issuer that has entered into a restructuring; (iv) securities whose trading has been halted or suspended; (v) fixed income securities that have gone into default and for which there is not a current market value quotation; (vi) U.S. government securities and other fixed income securities when events have occurred subsequent to the close of trading for such securities and the close of the NYSE that would materially impact their value; and (vii) when a portfolio manager believes the market quotation does not reflect the fair value. If the Pricing Committee determines that the foregoing methods do not accurately reflect current market value, securities and assets are valued at fair value as determined in good faith pursuant to the policies and procedures approved by the Board. The Funds use an independent pricing service to provide fair value estimates for relevant foreign equity securities when a minimum confidence level is met. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities.

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TRUSTEES AND OFFICERS

The officers of the Trust manage its day-to-day operations under the direction of the Trust’s Board. The primary responsibility of the Board is to represent the interests of the shareholders of each series of the Trust and to provide oversight of the management of the Trust. Eighty percent of the Trust’s Board members are not affiliated with the Adviser or the Distributor. Officers of the Trust are elected by the Board on an annual basis. The following table sets forth certain information with respect to the Trustees of the Trust. The Trustees oversee each series of the Trust, which as of the date of this SAI consists of eight series, including the Funds.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
INTERESTED TRUSTEE**:
Stephen T. Weber Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1970	Trustee and President	Since 2020	Director of Driehaus Trust Company, LLC since March 2021; Chief Executive Officer of the Adviser since March 2021; President since February 2020.	None.

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES:
Theodore J. Beck c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1952	Trustee Chair	Since 2012 Since 2021	Retired; President and Chief Executive Officer, National Endowment for Financial Education, 2005 to July 2018.	None.
Dawn M. Vroegop c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1966	Trustee	Since 2012	Private Investor.	Independent Trustee, Brighthouse Funds Trust I since December 2000 and Brighthouse Funds Trust II since May 2009.
Christopher J. Towle, CFA c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1957	Trustee	Since 2016	Retired; Portfolio Manager.	None.
Elizabeth M. Forget c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB 1966	Trustee	Since April 2026	Head of Product, MassMutual since 2024***; Managing Director, J.P. Morgan Asset Management from 2018 through 2024.	None.

*	Each Trustee will serve as a Trustee until (i) termination of the Trust, or (ii) the Trustee’s retirement, resignation, or death, or (iii) as otherwise specified in the Trust’s governing documents.
**	Mr. Weber became President on February 24, 2020 and a Trustee on December 3, 2020. Mr. Weber is an “interested person” of the Trust and the Adviser, as defined in the 1940 Act, because he is an officer of the Adviser.
***	The Adviser has an advisory relationship with MassMutual whereby the Adviser serves as investment manager for a MassMutual separately managed account. The MassMutual separately managed account does not receive any special treatment and, therefore, does not impact Ms. Forget's independence. Additionally, certain Driehaus Mutual Funds are available to advisory clients of MassMutual's retail broker dealer (MML Investor Services LLC) via an indirect selling arrangement. Neither the Driehaus Mutual Funds nor the Adviser is a party to a selling agreement with MML Investor Services LLC.

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The following table sets forth certain information with respect to the officers of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen T. Weber 25 East Erie Street Chicago, IL 60611 YOB: 1970	President	Since 2020	Director of Driehaus Trust Company, LLC since March 2021; Chief Executive Officer of the Adviser since March 2021; President of the Adviser since February 2020.
Robert M. Kurinsky 25 East Erie Street Chicago, IL 60611 YOB: 1972	Vice President and Treasurer	Since 2019	Chief Operating Officer of the Adviser since February 2020, Chief Financial Officer and Treasurer of the Adviser since January 2019.
Janet L. McWilliams 25 East Erie Street Chicago, IL 60611 YOB: 1970	Assistant Vice President and Chief Legal Officer	Since 2007 Since 2012	General Counsel and Secretary of the Adviser since 2012.
Anne S. Kochevar 25 East Erie Street Chicago, IL 60611 YOB: 1963	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Since 2019	Chief Compliance Officer of the Adviser since July 2019.
Tanya S. Tancheff 333 South Wabash Ave Chicago, IL 60604 YOB: 1973	Secretary	Since 2022	The Northern Trust Company, Second Vice President and Senior Consultant since 2022; ALPS Holdings, Inc., Senior Paralegal 2017 to 2022.
Malinda M. Sanborn 25 East Erie Street Chicago, IL 60611 YOB: 1965	Assistant Treasurer	Since 2020	Director of Fund Administration of the Adviser since August 2014.
Christina E. Algozine 25 East Erie Street Chicago, IL 60611 YOB: 1985	Assistant Secretary	Since 2019	Assistant Secretary of the Adviser since January 2019.

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Leadership Structure and Board of Trustees

The Board has general oversight responsibility with respect to the business and affairs of the Trust. The Board is responsible for overseeing the operations of the Funds in accordance with the provisions of the 1940 Act, other applicable laws and the Trust’s Declaration of Trust. The Board is composed of four Independent Trustees who are not affiliates of the Adviser (each an “Independent Trustee” and collectively, the “Independent Trustees”) and one Interested Trustee. The Board has appointed an Independent Trustee to serve as Chairperson of the Board. Generally, the Board acts by majority vote of all of the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Trust’s day-to-day operations are managed by the Adviser and other service providers who have been approved by the Board. The Board meets periodically throughout the year to oversee the Trust’s activities, review contractual arrangements with service providers, oversee compliance with regulatory requirements, and review performance. The Board has determined that its leadership structure is appropriate given the size of the Board, the experience of each Trustee with the Trust and the number and nature of funds (including the Funds) within the Trust.

The Trustees were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Trustees and a commitment to the interests of shareholders and with respect to the Independent Trustees, a demonstrated willingness to take an independent and questioning view of management. Each Trustee also has familiarity with the Funds and the Adviser, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company directors as a result of his or her prior service as a Trustee of the Trust. In addition to those qualifications, the following is a brief summary of the specific experience, qualifications or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust. References to the qualifications, attributes and skills of the Trustees are pursuant to requirements of the SEC, and do not constitute a holding out of the Board or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof. As required by rules the SEC has adopted under the 1940 Act, the Trust’s Independent Trustees select and nominate all candidates for Independent Trustee positions.

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Stephen T. Weber. Mr. Weber has served as Trustee of the Trust since December 2020 and as President of the Trust since February 2020. He was appointed as a Director of Driehaus Trust Company, LLC in March 2021. He was appointed the Chief Executive Officer of the Adviser in March 2021. He has served as President of the Adviser since February 2020. Mr. Weber also served as Head of Distribution of the Adviser from February 2020 through October 2021. Prior to that, Mr. Weber was the Director of Sales and Relationship Management of the Adviser from 2006 through February 2020. He was President and Chief Executive Officer of Driehaus Securities LLC from 2018 through 2019.

Theodore J. Beck. Mr. Beck has served as Trustee of the Trust since 2012, served as the Vice Chair of the Board from June 2020 to June 2021, became Chair of the Board in June 2021, and served as an Advisory Board member from 2011 to 2012. He served as President and Chief Executive Officer of National Endowment for Financial Education from 2005 to July 2018. From 1999 to 2005, Mr. Beck was Associate Dean for Executive Education and Corporate Relations and President for the Center for Advanced Studies in Business at the University of Wisconsin – Madison, and previously spent more than 20 years in senior management positions for Citibank/Citigroup. He also serves or has served on the Boards of the President’s Advisory Council on Financial Capability for Young Americans, President’s Advisory Council on Financial Capability, Federal Deposit Insurance Corporation Advisory Committee on Economic Inclusion and Jump$tart Coalition for Personal Financial Literacy. Mr. Beck previously served on the Boards of Wilshire Variable Insurance Trust and Wilshire Mutual Funds.

Christopher J. Towle. Mr. Towle has served as Trustee of the Trust since 2016. From 1987 to 2014, Mr. Towle was with Lord Abbett & Co., most recently as Partner, Portfolio Manager and Director of High Yield and Convertible Securities. He also served on the Boards of Brighthouse Funds Trust I and Brighthouse Funds Trust II, each from April 2018 to August 2019. He is a CFA® charterholder. The Board of the Trust has determined that Mr. Towle is qualified as an “audit committee financial expert” as defined by the SEC.

Dawn M. Vroegop. Ms. Vroegop has served as Trustee of the Trust since 2012 and served as an Advisory Board member from 2011 to 2012. From 1999 to 2003, she was a Managing Director with Dresdner RCM Global Investors. She also serves on the Boards of Brighthouse Funds Trust I (formerly, Met Investor Series Trust), Brighthouse Funds Trust II (formerly, Metropolitan Series Fund, Inc.) and City College of San Francisco Foundation.

Elizabeth M. Forget. Ms. Forget was appointed as Trustee of the Trust as of April 1, 2026. She works as the Head of Product at MassMutual where she is responsible for the development and management of protection, annuity and asset management solutions for retail and worksite clients. From 2018 to 2024 she served in various roles at J.P. Morgan Asset Management, including as Managing Director, Global Head of Client Experience and Chief Transformation Officer, U.S. Advisor. From 2000 through 2018 Ms. Forget worked for MetLife, Inc. in roles including Executive Vice President, Senior Vice President and Vice President. She has been working in the financial industry since 1988.

Risk Oversight

Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, the Chief Compliance Officer and the independent registered public accounting firm, as appropriate, regarding risks faced by the Funds. The Board, with the assistance of the Adviser, reviews investment policies and risks in connection with its review of the Funds’ performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. In addition, as part of the Board’s oversight of the Funds’ advisory and other service provider agreements, the Board may periodically consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board has approved Pricing Procedures intended to address valuation issues.

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The Board has established the following Committees and the membership of each Committee to assist in its oversight functions, including its oversight of the risks the Funds face. Committee membership is identified below. Each Committee must report its activities to the Board on a regular basis.

Audit Committee

The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Funds’ accounting policies, financial reporting, internal control system, and fair value pricing procedures, as well as the work of the independent registered public accounting firm. The Audit Committee assists Board oversight of (1) the quality and integrity of the Funds’ financial statements and the independent audit thereof; (2) the Funds’ accounting and financial reporting processes and internal control over financial reporting; (3) the Funds’ compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; and (4) the qualifications, independence and performance of the Funds’ independent registered public accounting firm. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accounting firm, Fund management and the Board. Christopher Towle serves as the Chair of the Audit Committee and all Independent Trustees serve as members of the Committee. The Audit Committee held four meetings during the Trust’s last fiscal year.

Executive Committee

The Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board subject to certain statutory exceptions. The Chair of the Board and the Chair of the Nominating and Governance Committee constitute the members of the Executive Committee. The Executive Committee held no meetings during the Trust’s last fiscal year.

Nominating and Governance Committee

The Committee’s primary purpose is (1) to identify and recommend individuals for membership on the Board and (2) to oversee the administration of the Board Governance Guidelines and Procedures. The Committee’s responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters. Dawn M. Vroegop serves as the Chair of the Nominating and Governance Committee and all Independent Trustees serve as members of the Committee. The Nominating and Governance Committee held three meetings during the Trust’s last fiscal year.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not “interested persons” of the Trust (as defined in the 1940 Act) for election to the Board. Suggestions for candidates may be submitted to the Committee by other Trustees, by shareholders or by the Adviser. Shareholders may submit suggestions for candidates by sending a resume of the candidate to the Secretary of the Trust for the attention of the Chairperson of the Nominating and Governance Committee to 25 East Erie Street, Chicago, Illinois 60611. With regard to candidates for interested Trustee positions, the Nominating and Governance Committee and the Board shall give reasonable deference to the Adviser’s suggestions of candidates.

When evaluating a person as a potential nominee to serve as an independent Trustee, the Nominating and Governance Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a Trustee; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent Trustee. The Nominating and Governance Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.

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COMPENSATION OF TRUSTEES AND OFFICERS

Officers, except for the Chief Compliance Officer (“CCO”), serve without any compensation from the Trust. The Trust pays a portion of the CCO’s compensation. Trustees who are not affiliated with the Adviser (“Independent Trustees”) receive an annual retainer plus per meeting fees. The Chairperson of the Board and the chairpersons of the Audit Committee and Nominating and Governance Committee each receive an additional retainer for serving in such positions. The following table sets forth the compensation paid by the Trust during the fiscal year ended December 31, 2025, to each of the Independent Trustees and the CCO:

Name of Trustee/Officer	Total Compensation from the Trust
Theodore J. Beck (Trustee)	$220,000
Christopher J. Towle (Trustee)	$201,000
Dawn M. Vroegop (Trustee)	$195,000
Elizabeth M. Forget (Trustee)	None*
Anne S. Kochevar (CCO)	$209,712

*	Ms. Forget became a Trustee on April 1, 2026.

TRUSTEES’ OWNERSHIP OF TRUST SHARES

The following table sets forth, for each Trustee, the dollar range of equity securities owned in the Funds as of December 31, 2025. In addition, the last row shows the aggregate dollar range of equity securities owned as of December 31, 2025 in all series of the Trust.

	Interested Trustee	Independent Trustees
Name of Fund	Stephen T. Weber	Theodore J. Beck	Christopher J. Towle	Dawn M. Vroegop	Elizabeth Forget*
Driehaus Emerging Markets Growth Fund	Over $100,000	$50,001 - $100,000	$50,001 - $100,000	Over $100,000	N/A
Driehaus Emerging Markets Small Cap Growth Fund	Over $100,000	$50,001 - $100,000	$50,001 - $100,000	Over $100,000	N/A
Driehaus Global Fund	None	$50,001 - $100,000	$10,001 - $50,000	$10,001 - $50,000	N/A
Driehaus International Small Cap Growth Fund	None	$10,001 - $50,000	Over $100,000	Over $100,000	N/A
Driehaus International Developed Equity Fund	Over $100,000	None	$10,001 - $50,000	$10,001 - $50,000	N/A
Driehaus Micro Cap Growth Fund	None	Over $100,000	Over $100,000	Over $100,000	N/A
Driehaus Small Cap Growth Fund	Over $100,000	Over $100,000	$10,001 - $50,000	Over $100,000	N/A
Driehaus Small/Mid Cap Growth Fund	None	$50,001 - $100,000	$10,001 - $50,000	Over $100,000	N/A
Aggregate Ownership	Over $100,000	Over $100,000	Over $100,000	Over $100,000	N/A

*	Ms. Forget became a Trustee on April 1, 2026.
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As of April 1, 2026, the Trust’s officers and Trustees as a group owned (or held a shared investment or voting power with respect to) shares of each Fund in the percentages shown in the following table:

Fund	% Owned*
Driehaus Emerging Markets Growth Fund – Institutional Shares	Less than 1%
Driehaus Emerging Markets Growth Fund – Investor Shares	Less than 1%
Driehaus Emerging Markets Small Cap Growth Fund	2.83%
Driehaus Global Fund	7.25%
Driehaus International Small Cap Growth Fund	Less than 1%
Driehaus International Developed Equity Fund	23.84%
Driehaus Micro Cap Growth Fund	1.98%
Driehaus Small Cap Growth Fund – Institutional Shares	Less than 1%
Driehaus Small Cap Growth Fund – Investor Shares	6.24%
Driehaus Small/Mid Cap Growth Fund	2.42%

*	For officers, this includes hypothetical investments in the Funds through the Adviser’s deferred compensation plan. Does not include shares in accounts over which Mr. Weber has shared voting authority as a trustee of Driehaus Trust Company, LLC.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 1, 2026, the following persons were known to the Trust to be beneficial or record owners (having sole voting and dispositive power) of 5% or more of the shares of beneficial interest of a Fund:

Name and Address	Fund(s)	Ownership	% of Share Owned
Capinco C/O US Bank NA PO Box 1787 Milwaukee, WI 53201	Driehaus Emerging Markets Growth Fund – Institutional Class	Beneficial	6.26%
	Driehaus International Small Cap Growth Fund	Beneficial	7.00%
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104-4122	Driehaus Emerging Markets Growth Fund – Investor Class	Beneficial	41.04%
	Driehaus Emerging Markets Growth Fund – Institutional Class	Beneficial	30.25%
	Driehaus Global Fund	Beneficial	11.94%
	Driehaus Emerging Markets Small Cap Growth Fund	Beneficial	17.88%

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	Driehaus International Small Cap Growth Fund	Beneficial	13.57%
	Driehaus International Developed Equity Fund	Record	36.49%
	Driehaus Micro Cap Growth Fund	Beneficial	44.96%
	Driehaus Small Cap Growth Fund – Investor Class	Beneficial	46.12%
	Driehaus Small Cap Growth Fund – Institutional Class	Beneficial	33.95%
	Driehaus Small/Mid Cap Growth Fund	Beneficial	55.44%
Daniel J. Burr 832 Greenwood Ave Wilmette, IL 60091	Driehaus International Developed Equity Fund	Beneficial	17.93%
Driehaus Capital Management LLC* 25 East Erie Street Chicago, IL 60611	Driehaus International Developed Equity Fund	Beneficial	14.44%
	Driehaus Small Cap Growth Fund – Investor Class	Beneficial	6.04%
Driehaus Family Investments LLC DTC* PO Box 92956 Chicago, IL 60611	Driehaus Global Fund	Beneficial	5.02%
Driehaus Family Partnership DTC* PO Box 92956 Chicago, IL 60611	Driehaus Global Fund	Beneficial	6.22%
Driehaus Investments LLC DTC* PO Box 92956 Chicago, IL 60611	Driehaus Global Fund	Beneficial	6.87%
LPL Financial LLC 4707 Executive Drive San Diego, CA 92121	Driehaus Small Cap Growth Fund – Investor Class	Beneficial	7.38%
Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deer Lake Drive East Jacksonville, FL 32246	Driehaus Emerging Markets Small Cap Growth Fund– Investor Class	Beneficial	7.20%
National Financial Services Corp. 499 Washington Blvd, 4th Floor Jersey City, NJ 07310-2010	Driehaus Emerging Markets Growth Fund – Investor Class	Beneficial	38.44%
	Driehaus Emerging Markets Growth Fund – Institutional Class	Beneficial	31.55%
	Driehaus Emerging Markets Small Cap Growth Fund – Investor Class	Beneficial	43.50%
	Driehaus International Small Cap Growth Fund	Beneficial	42.98%
	Driehaus Micro Cap Growth Fund	Beneficial	22.95%

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	Driehaus Small Cap Growth Fund – Investor Class	Beneficial	30.06%
	Driehaus Small Cap Growth Fund – Institutional Class	Beneficial	33.66%
	Driehaus Global Fund	Record	6.05%
RHD Foundation DTC* PO Box 92956 Chicago, IL 60611	Driehaus Global Fund	Beneficial	22.76%
Richard H. Driehaus Foundation* PO Box 92956 Chicago, IL 60611	Driehaus Small/Mid Cap Growth Fund	Record	6.82%
Richard H. Driehaus Testamentary* PO Box 92956 Chicago, IL 60611	Driehaus Global Fund	Beneficial	7.56%
SEI Private Trust Company 1 Freedom Valley Oaks, PA 19456	Driehaus Small/Mid Cap Growth Fund	Beneficial	16.44%
Vanguard Brokerage Services 100 Vanguard Blvd. Malvern, PA 19355	Driehaus International Developed Equity Fund	Record	17.02%
Wells Fargo Bank PO Box 1533 Minneapolis, MN 55480	Driehaus Micro Cap Growth Fund	Record	6.45%
Wells Fargo Bank 2801 Market Street St, Louis, MO 63103	Driehaus International Small Cap Growth Fund	Record	5.06%

*	Voting authority exercised by a common entity.

HOLDINGS IN CERTAIN AFFILIATES OF THE ADVISER

Eighty percent of the Board members are classified under the 1940 Act as not being “interested persons” of the Trust and are often referred to as “Independent Trustees.” In addition to investing in the Funds and various other funds of the Trust, Independent Trustees may invest in limited partnerships that are managed by the Adviser and an affiliate of the Adviser. The Independent Trustees may also, from time to time, invest in other investment ventures in which affiliates and employees of the Adviser also invest. As of December 31, 2025, no Independent Trustee or his or her immediate family members held the beneficial or record ownership of the securities of any entity other than another registered investment company, controlling, controlled by or under common control with the Adviser.

INVESTMENT ADVISORY SERVICES

The Adviser is controlled by Driehaus Trust Company LLC (“DTC”). The general nature of DTC’s business is that of a Nevada licensed family trust company. DTC serves as trustee overseeing the administration of the assets of certain ownership trust established by the Adviser’s deceased founder, Mr. Richard H. Driehaus. The ownership of the Adviser is held within two such trusts, the Richard H. Driehaus Family Benefit Trust and the Driehaus Business and Real Estate Trust.

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Investment Management Agreement

The advisory agreement provides that neither the Adviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Funds or any shareholder of the Funds for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

The Adviser provides office space and executive and other personnel to the Trust. The Trust pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges, securities registration and custodian fees and expenses incidental to its organization.

Any expenses incurred by the Trust that are attributable solely to the organization, operation or business of a Fund shall be paid solely out of the Fund’s assets. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board.

Management Fees

Each Fund pays the Adviser a management fee monthly, computed and accrued daily, at the following annual rates:

FUND	ASSET LEVEL BREAKPOINTS	FEE
Driehaus Emerging Markets Growth Fund	Up to $1.5 billion	1.05%
	Over $1.5 billion and up to $2.5 billion	0.75%
	Over $2.5 billion	0.50%
Driehaus Emerging Markets Small Cap Growth Fund	None	1.10%
Driehaus Global Fund	None	0.65%
Driehaus International Small Cap Growth Fund	None	1.00%
Driehaus International Developed Equity Fund	None	0.70%
Driehaus Micro Cap Growth Fund	None	1.25%
Driehaus Small Cap Growth Fund	None	0.60%
Driehaus Small/Mid Cap Growth Fund	None	0.60%

Expense Limitations and Waivers

As set out below, the Adviser has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales and other investment-related costs, acquired fund fees and expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of each Funds’ business) not to exceed the percentages of average daily net assets indicated below.

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FUND	Expiration Date	Expense Cap
Driehaus Emerging Markets Growth Fund
Investor Class	N/A	N/A
Institutional Class	N/A	N/A
Driehaus Emerging Markets Small Cap Growth Fund	April 30, 2027	1.24%
Driehaus Global Fund	April 30, 2027	0.75%
Driehaus International Small Cap Growth Fund	N/A	N/A
Driehaus International Developed Equity Fund	April 30, 2027	0.80%
Driehaus Micro Cap Growth Fund	N/A	N/A
Driehaus Small Cap Growth Fund
Investor Class	N/A	N/A
Institutional Class	N/A	N/A
Driehaus Small/Mid Cap Growth Fund	April 30, 2027	0.80%

The following table shows the advisory fees paid by each Fund under the advisory agreement to the Adviser, fees waived or expenses reimbursed, and the amount of prior waivers recaptured by the Adviser for each Fund’s last three fiscal years.

Fund	Gross Advisory Fees Paid	Advisory Fees Waived and Other Expenses Reimbursed	Reimbursement of Prior Waivers
Fiscal year ended December 31, 2025
Driehaus Emerging Markets Growth Fund*	$28,760,517	N/A	$0
Driehaus Emerging Markets Small Cap Growth Fund	$1,397,703	$64,071	$0
Driehaus Global Fund**	$437,097	$54,797	$0
Driehaus International Small Cap Growth Fund	$2,938,779	N/A	N/A
Driehaus International Developed Equity Fund***	$18,613	$80,845	$0
Driehaus Micro Cap Growth Fund	$4,568,708	N/A	N/A
Driehaus Small Cap Growth Fund	$6,188,385	N/A	N/A
Driehaus Small/Mid Cap Growth Fund	$394,891	$0	$15,304

Fiscal year ended December 31, 2024
Driehaus Emerging Markets Growth Fund*	$25,832,299	N/A	N/A
Driehaus Emerging Markets Small Cap Growth Fund	$1,281,255	$85,349	$0
Driehaus Global Fund**	$384,115	$86,673	$0
Driehaus International Small Cap Growth Fund	$2,360,815	N/A	N/A
Driehaus International Developed Equity Fund***	$6,893	$78,939	$0
Driehaus Micro Cap Growth Fund	$3,394,412	N/A	N/A
Driehaus Small Cap Growth Fund	$4,860,243	N/A	N/A
Driehaus Small/Mid Cap Growth Fund	$308,774	$14,253	$0

Fiscal year ended December 31, 2023
Driehaus Emerging Markets Growth Fund*	$22,388,195	N/A	N/A
Driehaus Emerging Markets Small Cap Growth Fund	$1,176,726	$125,610	$0
Driehaus Global Fund**	$363,910	$145,127	$0
Driehaus International Small Cap Growth Fund	$2,078,260	N/A	N/A
Driehaus International Developed Equity Fund***	N/A	N/A	N/A
Driehaus Micro Cap Growth Fund	$2,385,414	N/A	N/A
Driehaus Small Cap Growth Fund	$2,963,179	N/A	N/A
Driehaus Small/Mid Cap Growth Fund	$80,345	$53,555	$0

*	Effective September 7, 2023, Driehaus Emerging Markets Growth Fund added an additional fee breakpoint of 0.50% of average daily net assets over $2.5 billion.

**	Effective April 30, 2023, Driehaus Global Fund reduced its management fee from 0.90% to 0.65% of average daily net assets.

***	Driehaus International Developed Equity Fund commenced operations on April 30, 2024.

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Code of Ethics. The Adviser and the Trust have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Access persons (as defined in the code of ethics) are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in such code of ethics. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. The code of ethics also prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities unless there is a permitted code exception, and requires the submission of broker confirmations and reporting of securities transactions. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances in accordance with stated criteria after review by appropriate personnel.

Proxy Voting. The Board has delegated to the Adviser the responsibility for determining how to vote proxies relating to the Funds’ portfolio securities, and the Adviser retains the final authority and responsibility for such voting. The Adviser has provided the Funds with a copy of its written proxy voting policy, and it documents the reasons for voting, maintains records of the Funds’ voting activities and monitors voting activity for potential conflicts of interest.

In order to facilitate this proxy voting process, the Adviser has retained a proxy voting service to assist the firm with in-depth proxy research, vote execution, and the necessary record keeping. The proxy voting service is an investment adviser that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, the proxy voting service delivers to the Adviser voting reports that reflect the Funds’ voting activities, enabling the Funds to monitor voting activities performed by the Adviser.

The Adviser’s proxy voting policy sets forth the general voting guidelines that the proxy voting service follows on various types of issues when there are no company-specific reasons for voting to the contrary. In making the proxy voting decision, there are two overriding considerations: first, the economic impact of the proposal; and second, whether it would be in the best interests of the affected Fund for the proposal to pass or not pass. The proxy voting service performs company-by-company analyses, which means that all votes are reviewed on a case-by-case basis and no issues are considered routine. Each issue is considered in the context of the company under review. The Adviser generally follows the proxy voting service’s recommendations and typically does not use its discretion in the proxy voting decision. For this reason, proxies are voted in the Funds’ best interests, in accordance with a predetermined policy based upon recommendations of an independent third party and are not affected by any potential or actual conflict of interest of the Adviser. In the event the Adviser deviates from the proxy voting service’s recommendation, it follows a formal process to identify any actual or potential conflicts of interest.

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Information regarding how the Funds voted proxies during the 12-month period ended June 30th is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at www.driehaus.com/fundresources and on the SEC’s website at www.sec.gov.

Trade Allocation. The Adviser manages not only the Funds but other investment accounts, including accounts of affiliated persons of the Adviser. Simultaneous transactions may occur when the Funds and investment accounts are managed by the same investment adviser and the same security is suitable for the investment objective of more than one Fund of the Trust or investment account. When two or more investment accounts are simultaneously engaged in the purchase or sale of the same security, including initial public offerings (“IPOs”), the prices and amounts are allocated in accordance with procedures, established by the Adviser, and believed to be appropriate and equitable for each investment account. In some cases, this process could have a detrimental effect on the price or value of the security as far as each Fund is concerned. In other cases, however, the ability of the Funds to participate in volume transactions may produce better executions and prices for the Funds.

Portfolio Managers

Description of Compensation. Each lead portfolio manager, portfolio manager and assistant portfolio manager is paid a fixed salary plus a bonus. Bonuses are determined based on the terms of a Revenue Sharing Plan for each team and include a base amount calculated as a percentage of management fees paid by the accounts managed. In addition, if the performance of a given strategy exceeds certain percentile benchmarks when compared to its peer group (primarily using Morningstar rankings) and/or certain risk adjusted return formulas, the bonus pool increases as a percentage of the management fees paid by the accounts managed within a strategy. Messrs. Ansen-Wilson, Buck, Srichandra, Vijayan, and Bidwill also receive a bonus based on a percentage of their salary, which has both subjective and objective components. If the Adviser declares a profit sharing plan contribution, the lead portfolio managers, portfolio managers and assistant portfolio managers also would receive such contribution. Each lead portfolio manager, portfolio manager and assistant portfolio manager participates in a deferred compensation plan.

Other Accounts. The table below discloses other accounts for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2025.

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (000,000s omitted)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (000,000s omitted)
1. Howard Schwab	Registered Investment Companies:	4	$4,428.3	0	$0
	Other Pooled Investment Vehicles:	6	$3,487.6	1	$16.2
	Other Accounts:	5	$2,644.2	1	$381
2. David Mouser	Registered Investment Companies:	1	$34.2	0	$0
	Other Pooled Investment Vehicles:	1	$47.3	0	$0
	Other Accounts:	7	$2,133.3	1	$962.1

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3. Chad Cleaver	Registered Investment Companies:	3	$4,359.0	0	$0
	Other Pooled Investment Vehicles:	5	$3471.4	0	$0
	Other Accounts:	5	$2,644.2	1	$381.0
4. Jeffrey James	Registered Investment Companies:	11	$5,199.0	0	$0
	Other Pooled Investment Vehicles:	10	$2,635.0	5	$1,126.0
	Other Accounts:	46	$3,822.0	0	$0
5. Michael Buck	Registered Investment Companies:	11	$5,199.0	0	$0
	Other Pooled Investment Vehicles:	10	$2,635.0	5	$1,126.0
	Other Accounts:	46	$3,822.0	0	$0
6. Daniel Burr	Registered Investment Companies:	2	$345.4	0	$0
	Other Pooled Investment Vehicles:	1	$4.7	0	$0
	Other Accounts:	7	$2,133.3	1	$962.1
7. Richard Thies	Registered Investment Companies:	4	$4,428.3	0	$0
	Other Pooled Investment Vehicles:	6	$3,487.6	1	$16.2
	Other Accounts:	5	$2,644.2	1	$381
8. Prakash Vijayan	Registered Investment Companies:	11	$5,199.0	0	$0
	Other Pooled Investment Vehicles:	10	$2,635.0	5	$1,126.0
	Other Accounts:	46	$3,822.0	0	$0
9. Thomas Ansen-Wilson	Registered Investment Companies:	1	$69.4	0	$0
	Other Pooled Investment Vehicles:	1	$16.2	1	$16.2
	Other Accounts:	0	$0	0	$0
10. Andrew Srichandra	Registered Investment Companies:	1	$34.2	0	$0
	Other Pooled Investment Vehicles:	1	$47.3	0	$0
	Other Accounts:	7	$2,133.3	1	$962.1
11. Arthur Bidwill*	Registered Investment Companies:	1	$3.5	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

*	Arthur Bidwill became an assistant portfolio manager of the Driehaus International Small Cap Growth Fund on April 30, 2026.
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As shown in the table above, the portfolio managers may manage the assets of more than one registered investment company (each a “Fund”), other pooled investment vehicles and/or other accounts (collectively, the “Accounts”) for the Adviser. Both clients and affiliated persons of the Adviser, including the portfolio managers, may own interests in these Accounts. The same or related securities may be appropriate and desirable investments for both a Fund and the Accounts (including another fund) and they may compete in the marketplace for the same investment opportunities, which may be limited. In addition, transactions by the Accounts in securities held by a Fund or that a Fund is seeking to buy or sell (or transactions in related securities) may have an adverse impact on the prices that a Fund pays for those securities or can realize upon sale, or on the ability of the Adviser to buy or sell the desired amount of such securities for a Fund at favorable prices. This is particularly true when the Accounts’ transactions occur at a point in time close to when trades in the same or related securities are affected for a Fund. This presents a conflict between the interests of the Fund and the interests of the Accounts as well as the affiliates of the Adviser who invest in the Accounts.

Conflicts also may arise between the interests of a Fund and the interests of the Adviser and its affiliates, including the portfolio managers. These conflicts can occur as one or more of the Accounts pay advisory fees to the Adviser, including performance-based compensation, at a higher rate than the rate of fees paid by the Funds. In addition, the Adviser’s affiliates, including the Funds’ portfolio managers, may personally own interests in the Accounts or have other financial incentives (including that a portfolio manager’s compensation is based, in part, on assets under management). For example, portfolio managers could favor an Account over a Fund when dividing their time and attention between them or when presented with limited investment opportunities that would be desirable and suitable for both a Fund and the Accounts or when making trading decisions.

The Adviser, through trade allocation and other policies and procedures, seeks to manage these conflicts of interest to reduce any adverse effects on either a Fund or the Accounts. These policies and procedures include requirements that transactions by a Fund and the Accounts in the same securities that occur on the same day are average priced per execution venue when feasible and allocated on a fair and equitable basis. In addition, the Adviser conducts periodic reviews of transactions in and holdings of the same or related securities by a Fund and the Accounts for compliance with the Adviser’s policies and procedures.

Securities Ownership. The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Funds as of December 31, 2025.

Dollar ($) Value of Fund Shares Beneficially Owned
Driehaus Emerging Markets Growth Fund
Howard Schwab	$100,001-$500,000
Chad Cleaver	$500,001 - $1,000,000
Richard Thies	$100,001-$500,000

Driehaus Emerging Markets Small Cap Growth Fund
Chad Cleaver	>$1,000,000
Howard Schwab	$10,001-$50,000
Richard Thies	$100,001-$500,000

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Driehaus Global Fund
Richard Thies	$500,000 - $1,000,000
Howard Schwab	$1 - $10,000
Thomas Ansen-Wilson	$100,001-$500,000

Driehaus International Small Cap Growth Fund
Daniel Burr	$500,001 - $1,000,000
David Mouser	$100,001-$500,000
Andrew Srichandra	$500,001-$1,000,000
Arthur Bidwill*	N/A

Driehaus International Developed Equity Fund
Daniel Burr	$500,001 - $1,000,000
Arthur Bidwill	$500,001 - $1,000,000

Driehaus Micro Cap Growth Fund
Jeffrey James	>$1,000,000
Michael Buck	>$1,000,000
Prakash Vijayan	$500,001-$1,000,000

Driehaus Small Cap Growth Fund
Jeffrey James	>$1,000,000
Michael Buck	>$1,000,000
Prakash Vijayan	$100,001-$500,000

Driehaus Small/Mid Cap Growth Fund
Jeffrey James	>$1,000,000
Michael Buck	>$1,000,000
Prakash Vijayan	$100,001-$500,000

*	Arthur Bidwill became an assistant portfolio manager of the Driehaus International Small Cap Growth Fund on April 30, 2026.

In addition to the amounts disclosed in the table above, the portfolio managers participate in a deferred compensation plan in which they earn an investment return based on a hypothetical investment in various funds that they elect, which may include the Funds that they manage. The following table sets forth the dollar range of each portfolio manager’s deferred compensation plan account as of December 31, 2025, that is earning an investment return based on a hypothetical investment in the Funds that they manage:

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Dollar ($) Value of Fund Shares Earning a Return Based on a Hypothetical Investment in the Fund
Driehaus Emerging Markets Growth Fund
Howard Schwab	$100,001-$500,000
Chad Cleaver	None
Richard Thies	$100,001-$500,000

Driehaus Emerging Markets Small Cap Growth Fund
Chad Cleaver	>$1,000,000
Howard Schwab	None
Richard Thies	None

Driehaus Global Fund
Richard Thies	>$1,000,000
Howard Schwab	>$1,000,000
Thomas Ansen-Wilson	$100,001-$500,000

Driehaus International Small Cap Growth Fund
Daniel Burr	$100,001-$500,000
David Mouser	$10,001 - $50,000
Andrew Srichandra	$50,001-$100,000
Arthur Bidwill*	N/A

Driehaus International Developed Equity Fund
Daniel Burr	$100,001-$500,000
Arthur Bidwill	None

Driehaus Micro Cap Growth Fund
Jeffrey James	None
Michael Buck	$500,001-$1,000,000
Prakash Vijayan	$100,001-$500,000

Driehaus Small Cap Growth Fund
Jeffrey James	>$1,000,000
Michael Buck	$500,001-$1,000,000
Prakash Vijayan	$100,001-$500,000

Driehaus Small/Mid Cap Growth Fund
Jeffrey James	None
Michael Buck	None
Prakash Vijayan	$100,001-$500,000

*	Arthur Bidwill became an assistant portfolio manager of the Driehaus International Small Cap Growth Fund on April 30, 2026.
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DISTRIBUTOR

The shares of each of the Funds are distributed by Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, d/b/a ACA Global (“ACA Foreside”), Three Canal Plaza, Suite 100, Portland, Maine 04101, under a Distribution Agreement with the Trust. The Distribution Agreement was last approved on September 9, 2025 and continues in effect thereafter from year to year, provided such continuance is approved annually (i) by a majority of the Trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses. As agent, ACA Foreside will offer shares of the Funds on a continuous basis to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or “12b-1 fees” are paid by the Funds.

As principal underwriter to the Trust, ACA Foreside and/or the Adviser enter into arrangements with selected dealers or other third parties for the sale and redemption of each Fund’s shares. The Adviser makes payments to such entities for distribution related activities and the Adviser and/or applicable Fund make payment to such entities for shareholder and administrative services to customers who purchase such Fund’s shares, including sub-accounting and sub-transfer agency services. ACA Foreside will offer the Funds’ shares only on a best-efforts basis.

ADMINISTRATOR, FUND ACCOUNTANT, AND TRANSFER AGENT

The Northern Trust Company (“Northern Trust”), with its principal place of business at 333 South Wabash, Chicago, Illinois 60604 USA, is the administrator and fund accountant for the Funds. Each Fund will pay an asset-based fee for administration and accounting services.

In addition, Northern Trust is reimbursed for out-of-pocket expenses.

Northern Trust is also the Funds’ transfer agent, registrar, dividend-disbursing agent and shareholder servicing agent. As such, Northern Trust provides certain bookkeeping and data processing services and services pertaining to the maintenance of shareholder accounts.

The Funds paid the following administrative fees for the past three fiscal years:

	2025	2024	2023
Driehaus Emerging Markets Growth Fund	$1,090,837	$914,465	$809,037
Driehaus Emerging Markets Small Cap Growth Fund	$39,826	$34,591	$35,418
Driehaus Global Fund	$21,022	$17,403	$16,740
Driehaus International Small Cap Growth Fund	$91,735	$69,583	$69,808
Driehaus International Developed Equity Fund[1]	$4,819	$21,476	N/A
Driehaus Micro Cap Growth Fund	$115,234	$79,133	$65,970
Driehaus Small Cap Growth Fund	$337,617	$245,192	$165,332
Driehaus Small/Mid Cap Growth Fund	$20,751	$15,023	$4,635

[1]	The Driehaus International Developed Equity Fund commenced operation on April 30, 2024.

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CUSTODIAN

Northern Trust is the Funds’ custodian (the “Custodian”). The Custodian is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments and performing other administrative duties, all as directed by authorized persons. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds.

Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Custodian’s global custody network and foreign depositories (“foreign subcustodians”). With respect to foreign subcustodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians, or application of foreign law to a Fund’s foreign subcustodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

The Funds may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

OTHER SHAREHOLDER SERVICES

The Driehaus Emerging Markets Growth Fund Investor Class and the Driehaus Small Cap Growth Fund Investor Classhave each adopted a Shareholder Services Plan for the Investor Shares that authorizes each Fund to make payments to intermediaries or to reimburse DCM for payments made to intermediaries for services provided on behalf of the Fund. Payments may be made to banks, other institutions and service professionals (including investment advisers and broker-dealers) and other entities for certain services to investors in a Fund. Such services may include but shall not be limited to: transfer agent and sub-transfer agent services; aggregating and processing purchase and redemption orders; providing periodic statements; receiving and transmitting funds; processing dividend payments; providing sub-accounting services; forwarding shareholder communications; receiving, tabulating and transmitting proxies; responding to inquiries and performing such other related services as a Fund may request. The Plans allow for annual payments not to exceed 0.25% of each Fund’s Investor class, which is intended to compensate the intermediary for its provision of shareholder services of the type that would be provided by the Funds' transfer agent or other service providers if the shares were registered on the books of the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 155 North Wacker Drive, Chicago, Illinois 60606, is the Funds’ independent registered public accounting firm (“auditors”). The auditors audit and report on each Fund’s annual financial statements, review certain regulatory reports and each Fund’s federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when pre-approved by the Trust’s Audit Committee and engaged to do so by the Trust.

LEGAL COUNSEL

Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, acts as the Trust’s legal counsel and as counsel to the Independent Trustees.

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PORTFOLIO TRANSACTIONS

The Adviser’s overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution with a view to providing each Fund the most favorable terms reasonably available under the circumstances. The best price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These factors include the Adviser’s knowledge of: negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the financial stability of the broker or dealer selected and such other brokers or dealers; and actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Adviser may cause a Fund to pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction, provided that the Adviser determines in good faith that the commission is reasonable in relation to the services received. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser’s staff while effecting portfolio transactions.

To the extent directed by management of the Funds, the Adviser will execute purchases and sales of portfolio securities for a Fund through brokers or dealers for the purpose of providing direct benefits to the Fund, subject to the Adviser seeking best execution. However, brokerage commissions or transaction costs in such transactions may be higher, and a Fund may receive less favorable prices than those which the Adviser could obtain from another broker or dealer, in order to obtain such benefits for a Fund.

For the fiscal year ended December 31, 2025, the Driehaus Emerging Markets Growth Fund paid brokerage commissions of $11,433,536.50; Driehaus Emerging Markets Small Cap Growth Fund paid brokerage commissions of $281,773.95; Driehaus Global Fund paid brokerage commissions of $49,422.90; Driehaus International Small Cap Growth Fund paid brokerage commissions of $472,112.89; Driehaus Micro Cap Growth Fund paid brokerage commissions of $1,500,392.41; Driehaus Small Cap Growth Fund paid brokerage commissions of $1,863,840.82; Driehaus Small/Mid Cap Growth Fund paid brokerage commissions of $92,749.84; and Driehaus International Developed Equity Fund paid brokerage commissions of $3,334.27.

For the fiscal year ended December 31, 2024, the Driehaus Emerging Markets Growth Fund paid brokerage commissions of $8,520,830.09; Driehaus Emerging Markets Small Cap Growth Fund paid brokerage commissions of $259,807.09; Driehaus Global Fund paid brokerage commissions of $40,657.80; Driehaus International Small Cap Growth Fund paid brokerage commissions of $353,051.57; Driehaus Micro Cap Growth Fund paid brokerage commissions of $729,106.57; Driehaus Small Cap Growth Fund paid brokerage commissions of $1,101,414.64; Driehaus Small/Mid Cap Growth Fund paid brokerage commissions of $60,268.14; and Driehaus International Developed Equity Fund paid brokerage commissions of $1,893.07.

For the fiscal year ended December 31, 2023, the Driehaus Emerging Markets Growth Fund paid brokerage commissions of $7,085,216.57; Driehaus Emerging Markets Small Cap Growth Fund paid brokerage commissions of $468,181.15; Driehaus Global Fund paid brokerage commissions of $88,331.04; Driehaus International Small Cap Growth Fund paid brokerage commissions of $330,596.05; Driehaus Micro Cap Growth Fund paid brokerage commissions of $537,664.41; Driehaus Small Cap Growth Fund paid brokerage commissions of $824,745.00; and Driehaus Small/Mid Cap Growth Fund paid brokerage commissions of $13,037.67. The Driehaus International Developed Equity Fund paid brokerage commissions of $0 because it did not commence operations until April 30, 2024.

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With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for a Fund, the Adviser may select a broker or dealer that furnishes it with brokerage or research services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends and similar data, computer data bases, quotation equipment and services, research-oriented computer software and services, monitoring and reporting services, and services of economic and other consultants consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended. As a result of such research, the Adviser may cause a Fund to pay commissions that are higher than otherwise obtainable from other brokers, provided that the Adviser determines in good faith that the commissions are reasonable in relation to the brokerage or research services provided by the broker. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by some of its clients’ accounts in the aggregate, including the Funds, to ensure the continued receipt of research products or services the Adviser feels are useful. In certain instances, the Adviser may receive from brokers and dealers products or services that are used both as investment research and for administrative, marketing or other non-research purposes. In such instances, the Adviser will make a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, and this allocation process poses a potential conflict of interest to the Adviser. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by some of its clients (including the Funds), while the portions of the costs attributable to non-research usage of such products or services is paid by the Adviser in cash. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser, and not all such research products or services are used in connection with the management of the Funds. Information received from brokers by the Adviser will be in addition to, and not in lieu of, the services required to be performed under the advisory agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

Directed Brokerage. During the year ended December 31, 2025, certain Funds allocated a portion of their brokerage transactions to firms based upon research services and brokerage services provided. The table below shows the amount of brokerage transactions allocated and related commissions paid by the Funds during the fiscal year ended December 31, 2025 for research services other than proprietary research provided by the executing broker. All research services and information provided by the executing broker are not included in amounts below and are instead included in the total fiscal year commission amounts previously disclosed.

Fund Name	Amount of Brokerage Transactions	Brokerage Commissions Paid
Driehaus Emerging Markets Growth Fund	$5,440,989,365	$6,609,697
Driehaus Emerging Markets Small Cap Growth Fund	$117,428,058	$142,924
Driehaus Global Fund	$25,558,837	$10,373
Driehaus International Small Cap Growth Fund	$221,205,299	$178,529
Driehaus International Developed Equity Fund	$3,059,816	$1,561
Driehaus Micro Cap Growth Fund	$176,711,025	$194,244
Driehaus Small Cap Growth Fund	$552,218,162	$262,959
Driehaus Small/Mid Cap Growth Fund	$22,081,744	$13,039

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Regular Broker-Dealers. The following information is provided with respect to the Funds’ “regular broker-dealers.” The term “regular broker-dealers” means, any of the ten brokers or dealers who, for the fiscal year ended December 31, 2025: 1) received the greatest dollar amount of brokerage commissions from the Funds; 2) engaged as principal in the largest dollar amount of portfolio transactions for the Funds; or 3) sold the largest dollar amount of securities of the Funds.

The chart below identifies the Funds’ “regular broker-dealers,” the securities of which were held by the Funds as of December 31, 2025 and the dollar value of such securities:

Regular Broker-Dealer or Parent (Issuer)	Value as of December 31, 2025
Driehaus Global Fund (DMAGX)
Bank of America/Merrill Lynch	$856,570
JPMorgan Chase & Co.	$1,593,056
UBS Group AG	$759,618
Driehaus International Developed Equity Fund (DIDEX)
UBS Group AG	$100,938

ADDITIONAL U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in a Fund. It is not intended to be a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. This discussion reflects the applicable federal income tax laws of the United States as of the date of this SAI, which tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service (“IRS”), possibly with retroactive effect. This discussion assumes that each investor holds his, her or its shares in a Fund as a capital asset. Further, this discussion is limited to investors that are U.S. shareholders, unless otherwise specifically provided herein.

A “U.S. shareholder” is a beneficial owner of shares of a Funds that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury Regulations to be treated as a United States person (as such term is defined under the Internal Revenue Code of 1986, as amended (the “Code”)).

A “Non-U.S. shareholder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder.

If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Funds, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding a Fund shares should consult his, her or its tax advisors with respect to the purchase, ownership and disposition of his, her or its Fund shares.

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Each Fund is treated as a separate corporation for U.S. federal income tax purposes and has elected to be treated and intends to continue to comply with the provisions of Subchapter M of the Code, to permit it to be treated as a regulated investment company for federal tax purposes (“regulated investment company”). Such provisions relieve a Fund of U.S. federal income tax to the extent its “investment company taxable income” (as that term is defined in the Code determined without regard to the deduction for dividends paid by the Fund) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses and taking into account capital loss carryforwards available from prior years) are timely distributed to such Fund’s shareholders in the form of dividends. As of December 31, 2025, the Driehaus Emerging Markets Small Cap Growth Fund had a tax loss carryforward of $5,078,903, and the Driehaus Small/Mid Cap Growth Fund had a tax loss carryforward of $ 2,231,197. In order for a Fund to qualify for such special tax treatment accorded to regulated investment companies and their shareholders under Subchapter M of the Code, it must, among other things: (a) derive at least 90% of its gross income from each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below); (b) maintain a diversified portfolio, which requires that at the close of each quarter of each taxable year of the Fund (i) at least 50% of the market value of its total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the market value of the total assets of the Fund are invested, including through corporations in which the Fund owns a 20% ore more voting stock interest, (x) in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same, similar or related trades or business, or (y) in the securities of one or more “qualified publicly traded partnerships” (generally, a partnership whose interests are traded on an established securities market or readily tradeable on a secondary market or the substantial equivalent thereof and that derives less than 90% of its gross income from the qualifying income described in clause (a)(i) above); and (c) distribute with respect to each taxable year at least 90% of (i) the sum of its investment company taxable income and (ii) net tax-exempt interest income, if any, for such year. The requirements for qualification as a regulated investment company under Subchapter M of the Code may limit the extent to which a Fund may make some investments.

If for any taxable year a Fund does not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a regular corporation subject to tax on its taxable income at corporate rates, and distributions to its shareholders would not be deductible by the Fund in computing its taxable federal income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable as dividend income to the Fund’s U.S. shareholders, which would generally be eligible for the dividends received deduction available to corporate U.S. shareholders under Section 243 of the Code, and U.S. shareholders that are individuals and other noncorporate U.S. shareholders of the Fund generally would be able to treat such distributions as “qualified dividend income” under Section 1(h)(11) of the Code, as discussed below, provided, in each case, such U.S. shareholder meets certain holding periods and other requirements are satisfied in respect of the Fund’s shares and the Fund also meets the same holding period and other requirements.

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Distributions of investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss and certain net foreign exchange gains, are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Under Section 1(h)(11) of the Code, qualified dividend income received by U.S. shareholders that are individuals and other noncorporate U.S. shareholders is taxed for U.S. federal income tax purposes at rates equivalent to long-term capital gain tax rates, which currently reach a maximum of 20%. Certain U.S. shareholders that are individuals and other noncorporate U.S. shareholders may also be subject to additional 3.8% Medicare contribution tax discussed below. Qualified dividend income generally includes dividends from certain domestic corporations and dividends from “qualified foreign corporations.” For these purposes, a qualified foreign corporation is a foreign corporation (i) that is incorporated in a possession of the United States or is eligible for benefits under a qualifying income tax treaty with the United States, or (ii) whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A qualified foreign corporation does not include a foreign corporation which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a “passive foreign investment company,” as defined in the Code.

A Fund generally can pass the federal income tax treatment of qualified dividend income it receives through to its shareholders to the extent of the aggregate qualified dividends received by the Fund. For a Fund to receive qualified dividend income, the Fund must meet certain holding period and other requirements with respect to the stock on which the otherwise qualified dividend is paid. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. If a Fund lends portfolio securities, amounts received by the Fund that are the equivalent of the dividends paid by the issuer on the securities loaned will not be eligible for qualified dividend income treatment. The same provisions, including the holding period requirements, apply to each U.S. shareholder’s shares of the Fund. If a Fund receives dividends from another fund that qualifies as a regulated investment company under Subchapter M of the Code and the other fund designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets the holding period and other requirements with respect to its shares of the other fund. Distributions of net capital gain, if any, are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the U.S. shareholder has held shares of the Fund. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits, if any, will be first treated by a U.S. shareholder as a tax-free return of capital which is applied against and reduces the U.S. shareholder’s basis in his, her or its shares in such Fund. To the extent that the amount of any such distribution exceeds the U.S. shareholder’s basis in his, her or its shares, the excess will be treated by the U.S. shareholder as capital gain from the sale or exchange of shares. Because a return of capital distribution is not taxable but reduces the basis of a U.S. shareholder’s shares, a return of capital distribution may result in a higher capital gain or a lower capital loss when shares held in taxable account are sold. The U.S. federal income tax status of all distributions will be designated by a Fund and reported to shareholders annually.

Dividends and other distributions are generally taxable for U.S. federal income tax purposes to U.S. shareholders at the time the dividend is received. However, any dividends or distribution declared in October, November or December and payable to U.S. shareholders of record as of a date in such month and paid during the following January are treated for U.S. federal income tax purposes as if received by such U.S. shareholder on December 31 of the calendar year declared.

Because dividend and capital gain distributions reduce net asset value, a U.S. shareholder who purchases shares shortly before a Fund pays a dividend or distribution will, in effect, receive a return of a portion of his, her or its investment in such dividend or distribution. The dividend or distribution would nonetheless be taxable to the U.S. shareholder (if shares are held in a taxable account), even if the net asset value of shares was reduced below such U.S. shareholder’s cost. However, for U.S. federal income tax purposes, the U.S. shareholder’s original cost would continue as his, her or its tax basis, except as set forth above with respect to returns of capital.

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To the extent a Fund invests in foreign securities, income from such investments may be subject to foreign taxes, including withholding and other taxes imposed by foreign countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. Because the amount of a Fund’s investments in various countries will change from time to time, it is not possible to determine the effective rate of such foreign taxes in advance. U.S. shareholders may be entitled to claim U.S. foreign tax credits or a deduction with respect to such taxes on their federal income tax return, subject to certain provisions and limitations contained in the Code. Specifically, if a Fund is liable for foreign taxes and if more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of stock or securities in foreign corporations, and such Fund distributes at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax exempt interest, if any, and certain holding period requirements are met, the Fund may file an election with the IRS pursuant to which certain foreign taxes paid by the Fund will be treated as having been paid directly by shareholders of such Fund. Pursuant to such election, U.S. shareholders of the Fund will be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by the U.S. shareholders, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their U.S. federal taxable income, or, alternatively, use them as foreign tax credits against their U.S. federal income tax liability, subject in both cases to applicable limitations. U.S. shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by such Fund, although such U.S. shareholders may be able to claim a credit for foreign taxes paid and, in any event, will be required to include their share of such taxes in gross income. Shareholders who are not subject to U.S. federal income tax, tax-exempt U.S. shareholders and U.S. shareholders investing through tax-advantaged accounts will not ordinarily benefit from this election relating to foreign taxes. Each year, the Funds will notify their respective shareholders of the amount of each shareholder’s pro rata share of foreign income taxes paid by such Fund, if the Fund qualifies to pass, and elects to pass, along such taxes. If a Fund does not make such an election, the net investment income of that particular Fund will be reduced by the foreign taxes paid by the Fund and its shareholders will not be required to include in their gross income and will not be able to claim a credit or deduction for their pro rata share of foreign taxes paid by the Fund.

Each Fund may engage in certain options, forwards, foreign currency and other transactions. These transactions may be subject to special provisions under the Code that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of the Fund’s portfolio securities. These rules could therefore affect the character, amount and timing of distributions made to U.S. shareholders.

For U.S. federal income tax purposes, each Fund generally is required to recognize as income for each taxable year its net unrealized capital gains and losses as of the end of the year on certain non-equity options positions and certain foreign currency contracts (“year-end mark-to-market”). Generally, any gain or loss recognized with respect to such positions is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding periods of the positions. However, in the case of positions classified as part of a “mixed straddle,” in which an election is properly made, the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (i) will generally affect the holding period of the hedged securities; and (ii) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

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Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities (if any), certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gain and loss to be treated as ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned and may affect the amount, timing and character of distributions to shareholders.

The application of certain requirements for qualification as a regulated investment company under Subchapter M of the Code and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, a Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with a Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of a Fund’s income and gains and distributions to shareholders, affect whether a Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company under Subchapter M of the Code and avoid federal income and excise taxes or limit the extent to which a Fund may invest in certain derivatives and other investments in the future.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to maintain its qualification as a regulated investment company under Subchapter M of the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

Generally, the character of the income or capital gains that a Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as regulated investment companies under Subchapter M of the Code. However, to the extent that another investment company that qualifies as a regulated investment company under Subchapter M of the Code realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until (i) such investment company realizes gains that can be offset by those losses or (ii) the Fund disposes of its shares of such investment company (so as to offset income or gains from other investments). Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

Each Fund anticipates distributing to shareholders annually all net capital gains, if any that have been recognized for federal income tax purposes including year-end mark-to-market gains. Shareholders will be advised of the nature of these payments.

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Certain distributions reported by a Fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the interest expense limitations under Code Section 163(j). Such treatment by a shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a Fund is eligible to report as a Section 163(j) dividend for a taxable year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income. A Fund may choose not to designate Section 163(j) interest dividends.

Each Fund is subject to a nondeductible 4% federal excise tax on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is at least an amount equal to the sum of 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending October 31, of such year (or the last day of the Fund’s taxable year if a Fund’s taxable year ends in November or December and the Fund makes an election to use such later date), plus all ordinary income and capital gain net income retained from the previous calendar years that were not distributed during such calendar years. For purposes of calculating the required distribution, foreign currency gains or losses, and certain other ordinary gains and losses from the sale, exchange or other taxable disposition of property, occurring after October 31 (or later if the Fund is permitted to elect and does so elect) are taken into account in the following calendar year. The Funds intend to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of this 4% excise tax.

A U.S. shareholder who redeems or exchanges shares of a Fund will generally recognize capital gain or loss for U.S. federal income tax purposes measured by the difference between the value of the shares redeemed or exchanged and the basis of such shares. If a U.S. shareholder held such shares for more than one year, the gain, if any, will generally be a long-term capital gain. Long-term capital gain is taxable to U.S. shareholders that are individuals and other non-corporate U.S. shareholders at a maximum federal income tax rate of 20%. The gain or loss on shares held for one year or less will generally be treated as short-term capital gain or loss. If a U.S. shareholder realizes a loss on the redemption of a Fund’s shares and reinvests in substantially identical shares of the Fund (including through dividend reinvestment) or other substantially identical stock or securities within 30 days before or after the redemption, the transactions may be subject to the “wash sale” rules resulting in a deferred recognition of such loss for U.S. federal income tax purposes. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized on the redemption of Fund shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received (or deemed to be received) by the U.S. shareholder with respect to such shares. Capital losses may be subject to limitations on their use by a U.S. shareholder under the Code.

An additional 3.8% Medicare contribution tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of certain U.S. shareholders that are U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Passive Foreign Investment Companies. Each Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies (“PFICs”). Gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, each Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned (or deemed earned) from PFICs, regardless of whether such income and gains are distributed to shareholders.

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Each Fund intends to make a mark-to-market election, where applicable and possible, to treat its PFIC securities as sold (and, solely for purposes of this mark-to-market election, repurchased) on the last day of the Fund’s taxable year and recognize any gains for federal income tax purposes at that time. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions. In addition, under certain circumstances a Fund may be eligible to make an alternative election that would require the Fund to include its share of the PFIC’s income and net capital gain annually in income, regardless of whether distributions are received from the PFIC in a given year. The Fund, however, cannot deduct its share of any losses incurred by the PFIC for the year or use such losses to reduce an inclusion in a later year as result of the election. Making either of these elections may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement to qualify as a regulated investment company under Subchapter M of the Code, which also may accelerate the recognition of gain and affect a Fund’s total return.

Withholding. A U.S. shareholder may be subject to federal backup withholding at a flat 24% rate on distributions, sales proceeds, redemption proceeds, and any other payments payable by a Fund to a U.S. shareholder who fails to provide the Fund with his, her or its correct taxpayer identification number or social security number, who has under-reported certain income, who fails to make required certifications, or if the Fund or a U.S. shareholder has been notified by the IRS that the U.S. shareholder is subject to backup withholding. In certain circumstances, the IRS may also require a Fund to backup withhold even when an appropriate taxpayer number or social security number has been provided or certified. Certain corporate and other U.S. shareholders specified in the Code and the Treasury Regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the U.S. shareholder’s U.S. federal income tax liability on such U.S. shareholder’s federal income tax return.

Non-U.S. shareholders. Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident alien individuals, may be subject to U.S. federal withholding tax on certain distributions (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by an applicable income tax treaty. However, a Fund will generally not be required to withhold tax on any amounts paid to a Non-U.S. shareholder with respect to dividends attributed to qualified short-term gain (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributed to certain U.S. source interest income that would not be subject to U.S. federal withholding tax if earned directly by a Non-U.S. shareholder, provided such amounts are properly designated by the Fund. A Fund may choose not to designate such amounts.

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of Fund shares. Proposed Treasury Regulations, however, generally eliminate withholding under FATCA on gross proceeds, which include certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares. The U.S. Treasury has indicated that taxpayers generally may rely on these proposed Treasury Regulations until final Treasury Regulations are finalized and issued. A Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

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Cost Basis Information. The Funds are required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Funds through a tax-advantaged arrangement, such as a 401(k) or an IRA.

When required to report cost basis, the Funds will calculate it using the Funds’ default method, which is the average cost basis, unless you instruct the Funds to use a different calculation method. For additional information regarding the Funds’ available cost basis reporting methods, including the default method, please contact the Funds. If you hold your Fund shares through a financial intermediary, please contact that intermediary with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of Fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Funds do not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Funds if you intend to utilize a method other than the Funds’ default method for covered shares.

The Funds will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury Regulations for purposes of reporting these amounts to you and the IRS. However, the Funds are not required to, and in many cases the Funds do not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Funds.

Investors are advised to consult their own tax advisors with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local and foreign tax consequences to them before investing in a Fund’s share.

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DRIEHAUS MUTUAL FUNDS
FORM N-lA
PART C: OTHER INFORMATION

ITEM 28. EXHIBITS

(a)(i)	Registrant’s Amended and Restated Declaration of Trust dated June 6, 2013 is incorporated herein by reference to Exhibit (a)(i) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(a)(ii)	Written Instrument Amending the Amended and Restated Declaration of Trust dated June 4, 2015 is incorporated herein by reference to Exhibit (a)(ii) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 19, 2015.

(a)(iii)	Written Instrument Amending the Amended and Restated Declaration of Trust dated April 29, 2021 is incorporated herein by reference to Exhibit (a)(iii) of Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2022.

(a)(iv)	Written Instrument Setting the Number of Trustees Pursuant to the Amended and Restated Declaration of Trust dated April 1, 2026 is filed herewith as Exhibit (a)(iv).

(a)(v)	Written Instrument Establishing and Designating Driehaus International Small Cap Growth Fund dated February 26, 2007 is incorporated herein by reference to Exhibit (a)(iv) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A filed with the SEC on May 9, 2007.

(a)(vi)	Written Instrument Establishing and Designating Driehaus Emerging Markets Small Cap Growth Fund dated February 22, 2011 is incorporated herein by reference to Exhibit (a)(vix) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(a)(vii)	Written Instrument Establishing and Designating Driehaus Micro Cap Growth Fund dated June 6, 2013 is incorporated herein by reference to Exhibit (a)(ix) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 22, 2013.

(a)(viii)	Written Instrument Establishing and Designating Driehaus Global Fund (formerly, Driehaus Multi-Asset Growth Economies Fund) dated September 14, 2016 is incorporated herein by reference to Exhibit (a)(xi) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A filed with the SEC on October 28, 2016.

(a)(ix)	Written Instrument Changing the Name of The Driehaus Multi-Asset Growth Economies Fund (thereafter known as the Driehaus Emerging Markets Opportunities Fund) dated November 14, 2019, is incorporated herein by reference to Exhibit (a)(ix) of Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 29, 2020.

(a)(x)	Written Instrument Changing the Name of the Driehaus Emerging Markets Opportunities Fund (thereafter known as the Driehaus Global Fund) dated December 8, 2022 incorporated herein by reference to Exhibit (a)(iv) of Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 14, 2023.

(a)(xi)	Written Instrument Establishing and Designating Driehaus Small Cap Growth Fund dated November 29, 2016 is incorporated herein by reference to Exhibit (a)(xii) of Post-Effective Amendment No. 119 to Registrant’s Registration Statement on Form N-1A filed with the SEC on May 17, 2017.

(a)(xii)	Written Instrument Establishing and Designating Classes of Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund dated June 8, 2017 is incorporated herein by reference to Exhibit (a)(xiii) of Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed with the SEC on July 14, 2017.

(a)(xiii)	Written Instrument Establishing and Designating Driehaus Small/Mid Cap Growth Fund dated November 14, 2019 is incorporated herein by reference to Exhibit (a)(xi) of Post-Effective Amendment No. 139 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 14, 2020.

(a)(xiv)	Written Instrument Establishing and Designating Driehaus International Developed Equity Fund dated January 29, 2024 is incorporated herein by reference to Exhibit (a)(xv) of Post-Effective Amendment No. 146 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 15, 2024.

(b)	Registrant’s Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2022.

(c)	Not Applicable.

(d)(i)	Investment Advisory Agreement dated July 1, 2021 between the Registrant and Driehaus Capital Management LLC (the “Adviser”) is incorporated herein by reference as Exhibit (d)(i) of Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2022.

(d)(ii)	Amendment to Appendix A of the Investment Advisory Agreement dated March 27, 2026 between the Registrant and the Adviser is filed herewith as Exhibit(d)(ii).

(e)(i)	Distribution Agreement effective September 30, 2021 between the Registrant and Foreside Financial Services, LLC is incorporated herein by reference to Exhibit (e)(iii) of Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2022.

(e)(ii)	Second Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC is filed herewith as Exhibit (e)(ii).

(f)	Not Applicable.

(g)(i)	Amended and Restated Custody Agreement dated October 1, 2025 between the Registrant and The Northern Trust Company is filed herewith as Exhibit (g)(i)

(g)(ii)	Amendment to Schedule B of the Custody Agreement dated March 27, 2026 between the Registrant and The Northern Trust Company is filed herewith as Exhibit(g)(ii).

(h)(i)	Transfer Agency and Service Agreement dated June 1, 2020, between the Registrant and The Northern Trust Company, is incorporated herein by reference to Exhibit (h)(i) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2021.

(h)(ii)	Fund Administration and Accounting Services Agreement dated June 1, 2020, between the Registrant and The Northern Trust Company, is incorporated herein by reference to Exhibit (h)(ii) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2021.

(h)(iii)	Amendment to Transfer Agency and Service Agreement and Fund Administration and Accounting Services Agreement dated August 1, 2020, between the Registrant and The Northern Trust Company, on behalf of Driehaus Emerging Markets Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Micro Cap Growth Fund, Driehaus Small Cap Growth Fund, and Driehaus Small/Mid Cap Growth Fund, is incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2021.

(h)(iv)	Amendment to Schedule A of the Transfer Agency and Service Agreement dated March 27, 2026 is filed herewith as Exhibit(h)(iv).

(h)(v)	Amendment to Schedule A of the Fund Administration and Accounting Services Agreement dated March 27, 2026 is filed herewith as Exhibit(h)(v).

(h)(vi)	Expense Limitation Agreement with Respect to the Driehaus Small/Mid Cap Growth Fund effective as of April 30, 2026, is filed herewith as Exhibit (h)(vi).

(h)(vii)	Expense Limitation Agreement with Respect to the Driehaus Emerging Markets Small Cap Growth Fund effective as of April 30, 2026, is filed herewith as Exhibit (h)(vii).

(h)(viii)	Expense Limitation Agreement with Respect to the Driehaus Global Fund effective as of April 30, 2026, is filed herewith as Exhibit (h)(viii).

(h)(ix)	Expense Limitation Agreement with Respect to the Driehaus International Developed Equity Fund effective as of April 30, 2024, is incorporated herein by reference to Exhibit(h)(xii) is incorporated herein by reference to Exhibit(h)(viii) of Post-Effective Amendment No. 147 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 26, 2024.

(h)(x)	Agreement and Plan of Exchange for Driehaus International Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xvi) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 7, 2007.

(h)(xi)	Agreement and Plan of Exchange for Driehaus Emerging Markets Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxv) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 10, 2011.

(h)(xii)	Agreement and Plan of Exchange for Driehaus Micro Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxv) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed with the SEC on November 5, 2013.

(h)(xiii)	Agreement and Plan of Exchange for Driehaus Global Fund (formerly, Driehaus Multi-Asset Growth Economies Fund) is incorporated herein by reference as Exhibit (h)(xxvi) of Post-Effective Amendment No. 111 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 15, 2017.

(h)(xiv)	Agreement and Plan of Exchange for Driehaus Small Cap Growth Fund is incorporated herein by reference as Exhibit (h)(xxvii) of Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed with the SEC on July 31, 2017.

(h)(xv)	Shareholder Services Plan with respect to Driehaus Emerging Markets Growth Fund is incorporated herein by reference to Exhibit (h)(xxx) of Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed with the SEC on July 14, 2017.

(h)(xvi)	Shareholder Services Plan with respect to Driehaus Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxxii) of Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed with the SEC on July 31, 2017.

(h)(xvii)	Letter Agreement between the Registrant and the Adviser with respect to CFTC Rule 4.5 Compliance and Filing Services is incorporated herein by reference to Exhibit (h)(xviii) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2021.

(h)(xviii)	Rule 12d1-4 Fund of Funds Investment Agreement between Schwab Capital Trust and Schwab Annuity Portfolios and Driehaus Mutual Funds on behalf of the Driehaus Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxv) of Post-Effective Amendment No. 151 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2025.

(h)(xix)	Amendment dated February 1, 2026 to Rule 12d1-4 Fund of Funds Investment Agreement between Schwab Capital Trust and Schwab Annuity Portfolios and Driehaus Mutual Funds on behalf of the Driehaus Small Cap Growth Fund is filed herewith as Exhibit (h)(xxv).

(i)	Opinion and Consent of Vedder Price P.C. is filed herewith as Exhibit (i).

(j)	Consent of Ernst & Young LLP is filed herewith as Exhibit (j).

(k)	Not Applicable.

(l)(i)	Subscription Agreement for Driehaus Emerging Markets Small Cap Growth Fund is incorporated herein by reference to Exhibit (l)(v) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 10, 2011.

(l)(ii)	Subscription Agreement for Driehaus Micro Cap Growth Fund is incorporated herein by reference to Exhibit (l)(vi) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed with the SEC on November 5, 2013.

(l)(iii)	Subscription Agreement for Driehaus Global Fund (formerly, Driehaus Multi-Asset Growth Economies Fund) is incorporated herein by reference to Exhibit (l)(vii) of Post-Effective Amendment No. 115 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 25, 2017.

(l)(iv)	Subscription Agreement for Driehaus Small Cap Growth Fund is incorporated herein by reference to Exhibit (l)(vii) of Post-Effective Amendment No. 135 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2018.

(l)(v)	Subscription Agreement for Driehaus Small/Mid Cap Growth Fund is incorporated herein by reference to Exhibit (l)(vii) of Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 29, 2020.

(l)(vi)	Subscription Agreement for Driehaus International Developed Equity Fund is incorporated herein by reference to Exhibit (l)(vii) of Post-Effective Amendment No. 147 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 26, 2024.

(m)	Not Applicable.

(n)	Multiple Class Plan Pursuant to Rule 18f-3 dated as of June 8, 2017 for Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed with the SEC on July 14, 2017.

(p)	Code of Ethics and Business Conduct effective as of November 14, 2025 is filed herewith as Exhibit (p).

(q)	Powers of Attorney of Theodore J. Beck, Christopher J. Towle, Dawn M. Vroegop and Elizabeth M. Forget dated April 1, 2026 filed herewith as Exhibit (q).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 30. INDEMNIFICATION.

Pursuant to Article V of the Amended and Restated Declaration of Trust (the “Declaration of Trust”), Trustees are not personally liable to any person other than the Registrant and the shareholders for any act, omission or obligation of the Registrant or another Trustee. Pursuant to the Declaration of Trust, no person who is or has been a Trustee shall be subject to any personal liability to the Registrant or shareholders except for liability arising from failure to perform his or her duties in conformance with the Declaration of Trust or from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Registrant generally indemnifies Trustees against all liabilities and expenses incurred by reason of being a Trustee, except subject to applicable law.

Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Name	Position with Adviser	Other Business, Profession, Vocation or Employment
Stephen T. Weber	Chief Executive Officer and President	Director of Driehaus Trust Company LLC (“DTC”), President of Driehaus Capital Management (USVI) LLC (“DCM USVI”), President of Driehaus Capital Holdings LLLP (“DCH”)
Janet L. McWilliams	General Counsel and Secretary	Senior Vice President and Secretary of DCM USVI, DCH and RHD Holdings LLC (“RHD”)
Robert M. Kurinsky	Chief Financial Officer, Chief Operating Officer, and Treasurer	Vice President, Treasurer and Chief Financial Officer of DCM USVI, DCH, and RHD
Thomas M. Seftenberg	Head of Global Distribution	N/A
Christina E. Algozine	Assistant Secretary	Assistant Secretary of DCM USVI
Anne S. Kochevar	Assistant Vice President and Chief Compliance Officer	N/A
Maximilian Heitner	Assistant Vice President	N/A

The principal business address: (i) of DTC is 4785 Caughlin Parkway Reno, NV 89519; (ii) of DCM USVI is 25 East Erie Street, Chicago, Illinois 60611 (iii) DCH is 25 East Erie Street, Chicago, Illinois 60611; and (iv) RHD is 25 East Erie Street, Chicago, Illinois 6611.

Item 32.	Foreside Financial Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	13D Activist Fund, Series of Northern Lights Fund Trust
2.	2nd Vote Funds
3.	AAMA Equity Fund, Series of Asset Management Fund
4.	AAMA Income Fund, Series of Asset Management Fund
5.	Adams Street Private Equity Navigator Fund LLC
6.	Advisers Investment Trust
7.	AG Twin Brook Capital Income Fund
8.	Align Alternative Access Fund
9.	AltShares Trust
10.	American Beacon AHL Trend ETF, Series of American Beacon Select Funds
11.	American Beacon GLG Natural Resources ETF, American Beacon Select Funds
12.	American Beacon Ionic Inflation Protection ETF, American Beacon Select Funds
13.	Aristotle Funds Series Trust
14.	Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
15.	Bow River Capital Evergreen Fund
16.	Connetic Venture Capital Access Fund
17.	Constitution Capital Access Fund, LLC
18.	Datum One Series Trust
19.	Diamond Hill Funds
20.	Diamond Hill Securitized Credit Fund
21.	EntrepreneurShares Series Trust

22.	FMI Funds, Inc.
23.	Impax Funds Series Trust I (f/k/a Pax World Funds Series Trust I)
24.	Impax Funds Series Trust III (f/k/a Pax World Funds Series Trust III)
25.	Inspire 100 ETF, Series of Northern Lights Fund Trust IV
26.	Inspire 500 ETF, Series of Northern Lights Fund Trust IV
27.	Inspire Corporate Bond ETF, Series of Northern Lights Fund Trust IV
28.	Inspire Fidelis Multi Factor ETF, Series of Northern Lights Fund Trust IV
29.	Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
30.	Inspire International ETF, Series of Northern Lights Fund Trust IV
31.	Inspire Growth ETF, Series of Northern Lights Fund Trust IV
32.	Inspire Small/Mid Cap ETF, Series of Northern Lights Fund Trust IV
33.	Inspire Capital Appreciation ETF, Series of the Northern Lights Fund Trust IV
34.	LifeX 2035 Income Bucket ETF, Series of Stone Ridge Trust
35.	LifeX 2050 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
36.	LifeX 2050 Longevity Income ETF, Series of Stone Ridge Trust
37.	LifeX 2055 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
38.	LifeX 2055 Longevity Income ETF, Series of Stone Ridge Trust
39.	LifeX 2060 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
40.	LifeX 2060 Longevity Income ETF, Series of Stone Ridge Trust
41.	LifeX 2065 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
42.	LifeX 2065 Longevity Income ETF, Series of Stone Ridge Trust
43.	LifeX Durable Income ETF, Series of Stone Ridge Trust
44.	Nomura Energy Transition ETF, Series of Nomura ETF Trust
45.	Nomura Focused Emerging Markets Equity ETF, Series of Nomura ETF Trust
46.	Nomura Focused International Core ETF, Series of Nomura ETF Trust
47.	Nomura Focused Large Growth ETF, Series of Nomura ETF Trust
48.	Nomura Global Listed Infrastructure ETF, Series of Nomura ETF Trust
49.	Nomura National High-Yield Municipal Bond ETF, Series of Nomura ETF Trust
50.	Nomura Tax-Free USA ETF, Series of Nomura ETF Trust
51.	Nomura Tax-Free USA Short Term ETF, Series of Nomura ETF Trust
52.	Nomura Transformational Technologies ETF, Series of Nomura ETF Trust
53.	Man ETF Series Trust
54.	Meketa Infrastructure Fund
55.	Nomura Alternative Income Fund
56.	Praxis Mutual Funds
57.	Primark Meketa Private Equity Investments Fund
58.	SA Funds – Investment Trust
59.	Sequoia Fund, Inc.
60.	Simplify Exchange Traded Funds
61.	Siren ETF Trust
62.	Stone Ridge Alternative Lending Risk Premium Fund, Series of Stone Ridge Trust V
63.	Stone Ridge Art Risk Premium Fund, Series of Stone Ridge Trust VIII
64.	Stone Ridge Reinsurance Risk Premium Interval Fund, Series of Stone Ridge Trust II
65.	Tactical Dividend and Momentum Fund, Series of Two Roads Shared Trust
66.	TCG Strategic Income Fund
67.	TCW ETF Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Jennifer A. Brunner	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents are maintained:

At the offices of the Registrant;

I.	At the offices of Registrant’s investment adviser, Driehaus Capital Management LLC, 25 East Erie Street, Chicago, Illinois 60611 and 17 East Erie, Chicago, Illinois 60611; or

II.	At the offices of Registrant’s custodian, transfer agent, and administrator, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, and 333 South Wabash Avenue, Chicago, Illinois 60604

ITEM 34. MANAGEMENT SERVICES.

Not applicable.

ITEM 35. UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 149 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois on the 29th day of April, 2026.

DRIEHAUS MUTUAL FUNDS

By:	/s/Stephen T. Weber
Stephen T. Weber, President

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 29th day of April, 2026.

/s/Stephen T. Weber	President (Principal Executive Officer) and Trustee
Stephen T. Weber

*	Trustee
Theodore J. Beck

*	Trustee
Christopher J. Towle

*	Trustee
Dawn M. Vroegop

*	Trustee
Elizabeth M. Forget

/s/ Robert M. Kurinsky	Treasurer (Principal Financial Officer)
Robert M. Kurinsky

By:	/s/ Robert M. Kurinsky
Attorney-In-Fact (pursuant to Power of Attorney)

*	Signed by Robert M. Kurinsky pursuant to Powers of Attorney filed herewith as Exhibit (q)

EXHIBIT INDEX
DRIEHAUS MUTUAL FUNDS
FORM N-1A REGISTRATION STATEMENT

Exhibit No.	Description
EX-99.28(a)(iv)	Written Instrument Setting the Number of Trustees Pursuant to the Amended and Restated Declaration of Trust dated April 1, 2026
EX-99.28(d)(ii)	Amendment to Appendix A of the Investment Advisory Agreement dated March 27, 2026
EX-99.28(e)(ii)	Second Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated March 27, 2026
EX-99.28(g)(i)	Amended and Restated Custody Agreement dated October 1, 2025
EX-99.28(g)(ii)	Amendment to Schedule B of the Custody Agreement dated March 27, 2026
EX-99.28(h)(iv)	Amendment to Schedule A of the Transfer Agency dated March 27, 2026
EX-99.28(h)(v)	Amendment to Schedule A of the Fund Administration and Accounting Services Agreement dated March 27, 2026
EX-99.28(h)(vi)	Expense Limitation Agreement with respect to the Driehaus Small/Mid Cap Growth Fund dated April 30, 2026
EX-99.28(h)(vii)	Expense Limitation Agreement with respect to the Driehaus Emerging Markets Small Cap Growth Fund dated April 30, 2026
EX-99.28(h)(viii)	Expense Limitation Agreement with Respect to the Driehaus Global Fund dated April 30, 2026
EX-99.28(h)(xix)	Amendment dated February 1, 2026 to the Fund of Funds Investment Agreement between Schwab Capital Trust and Schwab Annuity Portfolios and Driehaus Mutual Funds on behalf of the Driehaus Small Cap Growth Fund
EX-99.28(i)	Opinion and Consent of Vedder Price P.C.
EX-99.28(j)	Consent of Ernst & Young LLP
EX-99.28(p)	Code of Ethics and Business Conduct effective as of November 14, 2025
EX-99.28(q)	Powers of Attorney of Theodore J. Beck, Christopher J. Towle, Dawn M. Vroegop and Elizabeth M. Forget dated April 1, 2026
101.INS	XBRL Instance
101.SCH	XBRL Taxonomy Extension Schema
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase